              As filed with the Securities and Exchange Commission
                                on August 1, 2002
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ------------------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      ___
Pre-Effective Amendment No. ___                                              ___
Post-Effective Amendment No. 40                                               X
                                                                             ---
                                       And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              ___
Amendment No. 41                                                              X
                                                                             ---
                            ________________________

                             WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                525 Market Street
                             San Francisco, CA 94105
          (Address of Principal Executive Offices, including Zip Code)

                            ________________________

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                                C. David Messman
                        Wells Fargo Funds Management, LLC
                          525 Market Street, 12th Floor
                             San Francisco, CA 94105
                     (Name and Address of Agent for Service)
                                With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

 X   Immediately upon filing pursuant to Rule 485(b), or
---
___  60 days after filing pursuant to Rule 485(a)(1), or

___  on _________ pursuant to Rule 485(a)(1)

___  75 days after filing pursuant to Rule 485(a)(2), or

___  on ___________pursuant to Rule 485(a)(2)


If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 40 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to add the audited financial statements and certain related financial information for the fiscal year ended March 31, 2002 for the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Cash Investment Money Market Fund, Government Institutional Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Money Market Trust, National Tax-Free Institutional Money Market Fund, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Investment Institutional Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Institutional Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund, and to make certain other non-material changes to the prospectuses and statement of additional information for these funds.

                             WELLS FARGO FUNDS TRUST
                              Cross Reference Sheet

Form N-1A Item Number
---------------------

Part A                 Prospectus Captions
------                 -------------------

 1                     Front and Back Cover Pages
 2                     Objectives
                       Principal Strategies
                       Important Risks
 3                     Summary of Expenses
                       Example of Expenses
 4                     Objectives
                       Principal Strategies
                       Summary of Important Risks
                       See Individual Fund Summaries
                       Additional Strategies and General Investment Risks
 5                     Not applicable
 6                     Organization and Management of the Funds
 7                     Your Account
                       How to Buy Shares
                       How to Sell Shares
                       Income and Gain Distributions
                       Taxes
 8                     Distribution Plan
 9                     See Individual Fund Summaries

Part B                 Statement of Additional Information Captions
------                 --------------------------------------------

10                     Cover Page and Table of Contents
11                     Capital Stock
                       Cover Page
12                     Cover Page
                       Investment Policies
                       Additional Permitted Investment Activities and Associated
13                     Risks Management
14                     Capital Stock
15                     Management
                       Additional Purchase and Redemption Information
16                     Portfolio Transactions
17                     Capital Stock
18                     Determination of Net Asset Value
                       Additional Purchase and Redemption Information
19                     Federal Income Taxes
20                     Management
21                     Performance Calculations
22                     Financial Information

Part C                 Other Information
------                 -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                                              [WELLS FARGO LOGO]

WELLS FARGO MONEY MARKET FUNDS                                    --------------
                                                                    PROSPECTUS
                                                                  --------------


                                           California Tax-Free Money Market Fund

                                           Government Money Market Fund

                                           Minnesota Money Market Fund

                                           Money Market Fund

                                           National Tax-Free Money Market Fund

                                           Treasury Plus Money Market Fund

                                           100% Treasury Money Market Fund

                                           Class A, Class B

                                                                  August 1, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                          Money Market Funds
----------------------------------------------------------------------------------------------
Overview                              Objectives and Principal Strategies                    4
                                      Summary of Important Risks                             6
Important summary information         Performance History                                    7
about the Funds.                      Summary of Expenses                                   14
                                      Key Information                                       17
----------------------------------------------------------------------------------------------
The Funds                             California Tax-Free Money Market Fund                 18
                                      Government Money Market Fund                          20
Important information about           Minnesota Money Market Fund                           22
the individual Funds.                 Money Market Fund                                     24
                                      National Tax-Free Money Market Fund                   28
                                      Treasury Plus Money Market Fund                       32
                                      100% Treasury Money Market Fund                       34
                                      Additional Strategies and
                                       General Investment Risks                             36
                                      Organization and Management
                                       of the Funds                                         39
----------------------------------------------------------------------------------------------
Your Investment                       Your Account                                          41
                                        How to Buy Shares                                   43
How to open an account and              How to Sell Shares                                  46
how to buy, sell and exchange
Fund shares.                            Investments in Money Market Fund
                                         Class B Shares                                     48
                                        How to Exchange Shares                              50
----------------------------------------------------------------------------------------------
Reference                             Additional Services and
                                       Other Information                                    51
Additional information and term
definitions.                          Glossary                                              53

Money Market Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in the Prospectus for further details. Words appearing in bold, italicized print are defined in the Glossary.

--------------------------------------------------------------------------------
FUND                           OBJECTIVE
--------------------------------------------------------------------------------
   California Tax-Free         Seeks current income exempt from federal income
   Money Market Fund           tax and California individual income tax, while
                               preserving capital and liquidity.

   Government Money            Seeks current income, while preserving capital
   Market Fund                 and liquidity.

   Minnesota Money             Seeks current income exempt from federal income
   Market Fund                 tax and Minnesota individual income tax, while
                               preserving capital and liquidity.

   Money Market Fund           Seeks current income, while preserving capital
                               and liquidity.

   National Tax-Free           Seeks current income exempt from federal income
   Money Market Fund           tax, while preserving capital and liquidity.

   Treasury Plus Money         Seeks current income and stability of principal.
   Market Fund

   100% Treasury Money         Seeks stability of principal and current income
   Market Fund                 that is exempt from most state and local
                               individual income taxes.

4  Money Market Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
We invest in high-quality, short-term California municipal obligations.

We invest in high-quality, short-term U.S. Government obligations, including repurchase agreements.

We invest in high-quality, short-term Minnesota municipal obligations.

We invest in high-quality money market instruments.

We invest in high-quality, short-term municipal obligations.

We invest in obligations issued by the U.S. Treasury, including repurchase agreements.

We invest only in obligations issued by the U.S. Treasury.

                                                Money Market Funds Prospectus  5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..  the individual Fund Descriptions later in this Prospectus;

.. the "Additional Strategies and General Investment Risks" section beginning on page 36; and

.. the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund's yield to the extent they affect the yield of instruments available for purchase by a Fund.

The California Tax-Free Money Market Fund, Minnesota Money Market Fund, and National Tax-Free Money Market Fund invest in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available about other types of securities issuers.

The California Tax-Free Money Market Fund and the Minnesota Money Market Fund are considered to be non-diversified according to the Investment Company Act of 1940 ("1940 Act"). The majority of the issuers of the securities in these Funds' portfolios are located within their respective states. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater effect than a similar default in a diversified portfolio. All other Funds in this Prospectus are considered to be diversified.

--------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund
Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Minnesota Money Market Fund
Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund's investments. For example, the state's economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal obligations. In addition, we may invest 25% or more of total assets in Minnesota municipal obligations that are related in such a way that political, economic or business development affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

6  Money Market Funds Prospectus

Performance History
--------------------------------------------------------------------------------

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

California Tax-Free Money Market Fund Class A Calendar Year Returns*

  [GRAPH]

'92       2.81%
'93       1.89%
'94       2.28%
'95       3.23%
'96       2.76%
'97       2.92%
'98       2.61%
'99       2.42%
'00       3.05%
'01       1.90%

Best Qtr.: Q2 '95 . 0.85%              Worst Qtr.: Q4 '01 . 0.29%

*  The Fund's year-to-date performance through June 30, 2002 was 0.42%.
   To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

   Average annual total return
   for the period ended 12/31/01       1 year         5 years           10 years

   Class A (Incept. 1/1/92)             1.90%          2.58%              2.59%

   iMoneyNet All State Specific
   California Money Fund Average        1.98%          2.85%              3.01%

                                                Money Market Funds Prospectus  7

Performance History

Government Money Market Fund Class A Calendar Year Returns/1/*

  [GRAPHIC]

'92       3.23%
'93       2.73%
'94       3.55%
'95       5.25%
'96       4.75%
'97       4.90%
'98       4.81%
'99       4.46%
'00       5.73%
'01       3.54%


Best Qtr.: Q4 '00 . 1.48%              Worst Qtr.: Q4 '01 . 0.48%

*   The Fund's year-to-date performance through June 30, 2002 was 0.65%.
    To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

    Average annual total return
    for the period ended 12/31/01      1 year           5 years         10 years

    Class A (Incept. 11/8/99)/1/        3.54%            4.69%           4.29%

    iMoneyNet First Tier Retail
    Money Fund Average                  3.55%            5.32%           5.41%

/1/ Performance shown for periods prior to inception reflects the performance of the Service Class shares adjusted to reflect the fees and expenses of Class A shares. The Service Class shares incepted on November 16, 1987.

8  Money Market Funds Prospectus

Minnesota Money Market Fund Class A Calendar Year Returns*

[GRAPHIC]

'01     2.23%

Best Qtr.: Q1 '01 . 0.69%             Worst Qtr.: Q4 '01 . 0.35%

*  The Fund's year-to-date performance through June 30, 2002 was 0.45%.
   To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

                                                                          Life
   Average annual total return                                             of
   for the period ended 12/31/01                1 year                    Fund

   Class A (Incept. 08/14/00)                    2.23%                   2.62%

   iMoneyNet All State Specific
   Minnesota Retail Money Fund Average           2.21%                   2.63%

                                                Money Market Funds Prospectus  9

Performance History
--------------------------------------------------------------------------------

Money Market Fund Class A Calendar Year Returns*

  [GRAPHIC]

'93       2.70%
'94       3.74%
'95       5.34%
'96       4.78%
'97       5.00%
'98       4.95%
'99       4.60%
'00       5.80%
'01       3.52%

Best Qtr.: Q4 '00 . 1.49%             Worst Qtr.: Q4 '01 . 0.49%

 *  The Fund's year-to-date performance through June 30, 2002 was 0.62%.
    To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

                                                                          Life
    Average annual total return                                            of
    for the period ended 12/31/01        1 year          5 years          Fund

    Class A (Incept. 7/1/92)              3.52%            4.77%          4.41%

    Class B (Incept. 5/25/95)/1/         (2.26)%           3.70%          3.69%

    iMoneyNet First Tier Retail
    Money Fund Average                    3.55%            5.32%          5.41%

/1/ Returns reflect the maximum applicable CDSC for the period shown.
    Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

10  Money Market Funds Prospectus

National Tax-Free Money Market Fund Class A Calendar Year Returns*

  [GRAPHIC]

'92       2.51%
'93       2.00%
'94       2.51%
'95       3.53%
'96       3.07%
'97       3.20%
'98       2.90%
'99       2.70%
'00       3.59%
'01       2.33%

Best Qtr.: Q4 '00 . 0.95%              Worst Qtr.: Q4 '01 . 0.40%

*   The Fund's year-to-date performance through June 30, 2002 was 0.52%.
    To obtain a current 7-day yield for the Fund, call toll free 1-800-222-8222.

    Average annual total return
    for the period ended 12/31/01      1 year          5 years         10 years

    Class A (Incept. 1/7/88)            2.33%            2.96%           2.84%

    iMoneyNet All Tax-Free
    Money Fund Average                  2.24%            3.10%           3.15%

                                               Money Market Funds Prospectus  11

Performance History
--------------------------------------------------------------------------------

Treasury Plus Money Market Fund Class A Calendar Year Returns/1/*

[GRAPH]

'92     3.11%
'93     2.60%
'94     3.63%
'95     5.38%
'96     4.92%
'97     5.03%
'98     4.81%
'99     4.36%
'00     5.62%
'01     3.51%

Best Qtr.: Q4 '00 . 1.48%              Worst Qtr.: Q4 '01 . 0.50%

*   The Fund's year-to-date performance through June 30, 2002 was 0.63%.
    To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

    Average annual total return
    for the period ended 12/31/01        1 year       5 years          10 years

    Class A (Incept. 10/1/85)/1/          3.51%        4.67%             4.29%

    iMoneyNet Treasury & Repo Retail
    Money Fund Average                    3.36%        5.03%             5.19%

/1/ Performance shown for periods prior to September 6, 1996 reflects the performance of predecessor share classes, adjusted to reflect the fees and expenses of the Class A shares. Performance shown from October 1, 1995 to September 6, 1996 reflects the performance of the Investor Class shares of the predecessor portfolio, and from inception through September 30, 1995 reflects the performance of the Service Class shares of that portfolio's predecessor.

12  Money Market Funds Prospectus

--------------------------------------------------------------------------------

100% Treasury Money Market Fund Class A Calendar Year Returns/1/*

  [GRAPHIC]

'92     3.26%
'93     2.59%
'94     3.44%
'95     5.09%
'96     4.63%
'97     4.75%
'98     4.60%
'99     4.23%
'00     5.42%
'01     3.39%

Best Qtr.: Q4 '00 . 1.40%       Worst Qtr.: Q4 '01 . 0.50%

*  The Fund's year-to-date performance through June 30, 2002 was 0.59%.
   To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

   Average annual total return
   for the period ended 12/31/01         1 year       5 years      10 years

   Class A (Incept. 11/8/99)/1/           3.39%        4.48%         4.14%

   iMoneyNet Treasury
   Retail Money Fund Average              3.57%        5.00%          N/A

   91 Day U.S. Treasury Bill              3.25%        4.76%         4.51%

/1/ Performance shown prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class's fees and expenses.

                                               Money Market Funds Prospectus  13

Money Market Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                          All      Money Market
                                                         Funds         Fund
                                                    ----------------------------
                                                        CLASS A       CLASS B
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                       None         None

Maximum deferred sales charge (load) (as a
percentage of the lower of the Net Asset Value
("NAV") at purchase or the NAV at redemption)             None         5.00%/1/

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         California
                                          Tax-Free     Government     Minnesota
                                            Money         Money         Money
                                         Market Fund   Market Fund   Market Fund
                                        ----------------------------------------
                                          CLASS A        CLASS A       CLASS A
--------------------------------------------------------------------------------
Management Fees                            0.30%          0.35%         0.30%
Distribution (12b-1) Fees                  0.00%          0.00%         0.00%
Other Expenses/2/                          0.47%          0.65%         0.53%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES       0.77%          1.00%         0.83%
--------------------------------------------------------------------------------
Fee Waivers                                0.12%          0.25%         0.03%
--------------------------------------------------------------------------------
NET EXPENSES/3/                            0.65%          0.75%         0.80%
--------------------------------------------------------------------------------

/1/ If you exchange Class B shares of a Fund for Money Market Fund Class B shares, and then redeem your Money Market Fund shares, you will be assessed the CDSC applicable to the exchanged shares. Exchange privileges are not available, and CDSCs do not apply, to Money Market Fund Class B shareholders in certain accounts.
/2/  Other expenses may include expenses payable to affiliates of Wells Fargo
     Bank.
/3/ The adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

14  Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Money        National Tax-Free     Treasury Plus       100% Treasury
       Market Fund     Money Market Fund   Money Market Fund   Money Market Fund
--------------------------------------------------------------------------------
     CLASS A  CLASS B      CLASS A              CLASS A             CLASS A
--------------------------------------------------------------------------------
      0.40%    0.40%        0.25%                0.35%               0.35%
      0.00%    0.75%        0.00%                0.00%               0.00%
      0.57%    0.45%        0.46%                0.43%               0.44%
--------------------------------------------------------------------------------
      0.97%    1.60%        0.71%                0.78%               0.79%
--------------------------------------------------------------------------------
      0.21%    0.09%        0.06%                0.13%               0.14%
--------------------------------------------------------------------------------
      0.76%    1.51%        0.65%                0.65%               0.65%
--------------------------------------------------------------------------------

                                               Money Market Funds Prospectus  15

Money Market Funds                                           Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                 California Tax-Free        Government             Minnesota
                 Money Market Fund      Money Market Fund      Money Market Fund
                 ---------------------------------------------------------------
                      CLASS A                CLASS A                CLASS A
--------------------------------------------------------------------------------
   1 YEAR              $ 66                  $   77                 $   82
   3 YEARS             $234                  $  294                 $  262
   5 YEARS             $416                  $  528                 $  458
  10 YEARS             $943                  $1,202                 $1,023
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Money         National Tax-Free        Treasury Plus
                      Market Fund      Money Market Fund      Money Market Fund
                 ---------------------------------------------------------------
                   CLASS A   CLASS B        CLASS A                CLASS A
--------------------------------------------------------------------------------
   1 YEAR          $   78    $  654          $ 66                   $ 66
   3 YEARS         $  288    $  796          $221                   $236
   5 YEARS         $  516    $1,062          $389                   $420
  10 YEARS         $1,171    $1,645          $877                   $954
--------------------------------------------------------------------------------

-----------------------------------
                   100% Treasury
                 Money Market Fund
-----------------------------------
   1 YEAR              $ 66
   3 YEARS             $238
   5 YEARS             $425
  10 YEARS             $965
-----------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

-----------------------------------
                 Money Market Fund
                       Class B
-----------------------------------
   1 YEAR              $  154
   3 YEARS             $  496
   5 YEARS             $  862
  10 YEARS             $1,645
-----------------------------------

16  Money Market Funds Prospectus

Key Information
--------------------------------------------------------------------------------

In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..  what the Fund is trying to achieve;

..  how we intend to invest your money; and

.. what makes the Fund different from the other Funds offered in this Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of each Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for each Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in bold, italicized print are defined in the Glossary.

                                               Money Market Funds Prospectus  17

California Tax-Free Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The California Tax-Free Money Market Fund seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------

Investment Strategies
We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term, U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations.
--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

..    100% of total assets in high-quality, short-term money market instruments;

..    at least 80% of the Fund`s assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax ("AMT"); and

..    at least 80% of the Fund's assets in municipal obligations that pay interest exempt from California individual income taxes, although it is our intention to invest substantially all of our assets in such obligations.
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

18  Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                            CLASS A SHARES--COMMENCED
                                            ON JANUARY 1, 1992
                                            -------------------------------------------------------------------
                                             March 31,     March 31,     March 31,     March 31,     March 31,
For the period ended:                          2002          2001          2000          1999          1998
                                            -------------------------------------------------------------------
Net asset value beginning of period         $     1.00    $     1.00    $     1.00    $     1.00    $     1.00

Income from investment operations:
   Net investment income (loss)                   0.02          0.03          0.02          0.02          0.03
   Net realized and unrealized gain (loss)
   on investments                                 0.00          0.00          0.00          0.00          0.00

Total from investment operations                  0.02          0.03          0.02          0.02          0.03

Less distributions:
   Dividends from net investment income          (0.02)        (0.03)        (0.02)        (0.02)        (0.03)
   Distributions from net realized gain           0.00          0.00          0.00          0.00          0.00

Total from distributions                         (0.02)        (0.03)        (0.02)        (0.02)        (0.03)

Net asset value, end of period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00

Total return                                      1.54%         2.99%         2.51%         2.49%         2.91%

Ratios/supplemental data:
   Net assets, end of period (000s)         $2,448,719    $2,528,345    $2,464,890    $2,246,123    $2,118,881

Ratios to average net assets:
   Ratio of expenses to average net assets        0.65%         0.65%         0.65%         0.65%         0.65%
   Ratio of net investment income (loss)
     to average net assets                        1.52%         2.93%         2.48%         2.46%         2.85%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/1/                                    0.77%         0.77%         0.96%         1.03%         1.05%

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                               Money Market Funds Prospectus  19

Government Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The Government Money Market Fund seeks high current income, while preserving capital and liquidity.
--------------------------------------------------------------------------------

Investment Strategies
We actively manage a portfolio composed substantially of short-term U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.
--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

..    100% of total assets in high-quality, short-term money market instruments;
     and

..    at least 80% of the Fund's assets in U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

20  Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                     CLASS A SHARES--COMMENCED
                                                     ON NOVEMBER 8, 1999
                                                     -----------------------------------
                                                     March 31,    March 31,   March 31,
For the period ended:                                  2002         2001        2000
                                                     -----------------------------------
Net asset value beginning of period                  $   1.00     $  1.00     $  1.00

Income from investment operations:
   Net investment income (loss)                          0.03        0.06        0.02
   Net realized and unrealized gain (loss)               0.00        0.00        0.00
   on investments

Total from investment operations                         0.03        0.06        0.02

Less distributions:
   Dividends from net investment income                 (0.03)      (0.06)      (0.02)
   Distributions from net realized gain                  0.00        0.00        0.00

Total from distributions                                (0.03)      (0.06)      (0.02)

Net asset value, end of period                       $   1.00     $  1.00     $  1.00

Total return/1/                                          2.60%       5.70%       1.99%

Ratios/supplemental data:
   Net assets, end of period (000s)                  $144,577     $72,460     $58,960

Ratios to average net assets/3/:
   Ratio of expenses to average net assets               0.75%       0.75%       0.75%
   Ratio of net investment income (loss) to
     average net assets                                  2.33%       5.69%       4.99%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses/2/,/3/            1.00        0.81%       0.81%

/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  Ratios shown for periods of less than one year are annualized.

                                               Money Market Funds Prospectus  21

Minnesota Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The Minnesota Money Market Fund seeks to provide a high level of income exempt from federal income tax, but not the federal AMT, and Minnesota individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------

Investment Strategies
We invest in short-term Minnesota municipal securities, and we also may invest a portion of total assets in the securities of other states, or in the territories and possessions of the U.S. or their political subdivisions and financing authorities, which provide income exempt from federal income tax and Minnesota individual income taxes, consistent with stability of principal.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

.. 100% of total assets in high-quality, short-term money market instruments; and

.. at least 80% of the Fund's assets in short-term municipal obligations that pay interest exempt from Minnesota individual income tax, although it is our intention to invest substantially all of our assets in such obligations.

We may invest any amount of total assets in securities, the income from which may be subject to federal AMT.

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund's investments. For example, the state's economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal obligations. In addition, we may invest 25% or more of total assets in Minnesota municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

22  Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                       CLASS A SHARES--COMMENCED
                                                       ON AUGUST 14, 2000

                                                       ---------------------
                                                       March 31,   March 31,
                                                         2002        2001
                                                       ---------------------
     For the period ended:

     Net asset value beginning of period               $   1.00    $   1.00

     Income from investment operations:
        Net investment income (loss)                       0.02        0.02
        Net realized and unrealized gain (loss) on         0.00        0.00
        investments

     Total from investment operations                      0.02        0.02

     Less distributions:
        Dividends from net investment income              (0.02)      (0.02)
        Distributions from net realized gain               0.00        0.00

     Total from distributions                             (0.02)      (0.02)

     Net asset value, end of period                    $   1.00    $   1.00

     Total return/1/                                       1.75%       2.07%

     Ratios/supplemental data:
        Net assets, end of period (000s)               $141,873    $113,871

     Ratios to average net assets/3/:
        Ratio of expenses to average net assets            0.80%       0.51%
        Ratio of net investment income (loss) to
          average net assets                               1.65%       2.03%

     Ratio of expenses to average net assets prior to
        waived fees and reimbursed expenses/2/, /3/        0.83%       0.56%

/1/  Total returns for periods of less than one year are not annualized.

/2/ During each period, various fees and/or expenses were waived and/or reimbursed.The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

/3/  Ratios shown for periods of less than one year are annualized.

                                               Money Market Funds Prospectus  23

Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Money Market Fund seeks high current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
     Investment Strategies
     We actively manage a portfolio of U.S. dollar-denominated high-quality, short-term money market instruments. These include bankers' acceptances, bank notes, certificates of deposit, commercial paper and repurchase agreements.

--------------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 50% of total assets in high-quality, short-term obligations of domestic issuers; and

     . up to 50% of total assets in high-quality, short-term obligations of foreign issuers.

--------------------------------------------------------------------------------
     Important Risk Factors
     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

 24  Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Money Market Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                         CLASS A SHARES--COMMENCED
                                         ON JULY 1, 1992
                                         ---------------------------------------------------------------------
                                          March 31,     March 31,     March 31,      March 31,       March 31,
                                            2002          2001          2000           1999            1998
                                         ---------------------------------------------------------------------
For the period ended:

Net asset value beginning of period      $     1.00   $      1.00    $      1.00    $     1.00     $      1.00

Income from investment operations:
   Net investment income (loss)                0.03          0.06           0.05          0.05            0.05
   Net realized and unrealized gain
   (loss) on investments                       0.00          0.00           0.00          0.00            0.00

Total from investment operations               0.03          0.06           0.05          0.05            0.05

Less distributions:
   Dividends from net investment income       (0.03)        (0.06)         (0.05)        (0.05)          (0.05)
   Distributions from net realized gain        0.00         (0.00)          0.00          0.00            0.00

Total from distributions                      (0.03)        (0.06)         (0.05)        (0.05)          (0.05)

Net asset value, end of period           $     1.00   $      1.00    $      1.00    $     1.00     $      1.00

Total return                                   2.54%         5.77%          4.84%         4.79%           5.07%

Ratios/supplemental data:
   Net assets, end of period (000s)      $7,835,864   $14,406,458    $13,441,754    $9,137,812     $ 6,711,584

Ratios to average net assets:
   Ratio of expenses to average net            0.76%         0.76%          0.75%         0.75%           0.75%
   assets
   Ratio of net investment income
   (loss) to average net assets                2.58%         5.60%          4.78%         4.67%           4.95%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/1/                                 0.97%         0.95%          1.01%         0.93%           0.93%

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

26   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
   FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                   CLASS B SHARES--COMMENCED
                                                   ON MAY 25, 1995/1/
                                                   ----------------------------------------------------------------------
                                                    March 31,      March 31,      March 31,      March 31,      March 31,
   For the period ended:                              2002           2001           2000           1999           1998
                                                   ----------------------------------------------------------------------
   Net asset value beginning of period             $     1.00     $     1.00     $     1.00     $     1.00      $   1.00

   Income from investment operations:
      Net investment income (loss)                       0.02           0.05           0.04           0.04          0.04
      Net realized and unrealized gain (loss)
        on investments                                   0.00           0.00           0.00           0.00          0.00

   Total from investment operations                      0.02           0.05           0.04           0.04          0.04

   Less distributions:
      Dividends from net investment income              (0.02)         (0.05)         (0.04)         (0.04)        (0.04)
      Distributions from net realized gain               0.00          (0.00)          0.00           0.00          0.00

   Total from distributions                             (0.02)          0.05          (0.04)         (0.04)        (0.04)

   Net asset value, end of period                  $     1.00     $     1.00     $     1.00     $     1.00      $   1.00

   Total return/2/                                       1.78%          4.99%          4.10%          4.10%         4.37%

   Ratios/supplemental data:
      Net assets, end of period (000s)             $2,373,287     $2,493,119     $1,736,843     $1,158,589      $951,172

   Ratios to average net assets:
      Ratio of expenses to average net assets            1.51%          1.51%          1.46%          1.42%         1.42%
      Ratio of net investment income (loss)
        to average net assets                            1.76%          4.86%          4.06%          4.01%         4.28%

   Ratio of expenses to average net assets
      prior to waived fees and reimbursed
      expenses/3/                                        1.60%          1.69%          1.65%          1.62%         1.62%

/1/ This class of shares was redesignated from Class S to Class B on November 8, 1999.
/2/  Total returns do not include any sales charges.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                               Money Market Funds Prospectus  27

National Tax-Free Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The National Tax-Free Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies
We invest substantially all of the Fund's total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT, and up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax or the federal AMT.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

..  100% of total assets in high-quality, short-term money market instruments;

.. at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

.. up to 20% of the Fund's assets in municipal obligations the income from which may be subject to federal income tax or federal AMT; and

..  up to 35% of total assets in issuers located in a single state.

We may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

28  Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

National Tax-Free Money Market Fund

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                            CLASS A SHARES--COMMENCED
                                                            ON JANUARY 7, 1988
                                                            --------------------------------
                                                              March 31,          March 31,
For the period ended:                                            2002               2001
                                                            --------------------------------
     Net asset value, beginning of period                     $   1.00            $   1.00

Income from investment operations:
     Net investment income (loss)                                 0.02                0.04
     Net realized and unrealized gain (loss) on investments       0.00                0.00

Total from investment operations                                  0.02                0.04

Less distributions:
     Dividends from net investment income                        (0.02)              (0.04)
     Distributions of net realized gain                           0.00                0.00

Total from distributions                                         (0.02)              (0.04)

Net asset value, end of period                                $   1.00            $   1.00

Total return/2/                                                   1.87%               3.57%

Ratios/supplemental data:
     Net assets, end of period (000s)                         $626,096            $445,252

Ratios to average net assets/4/:
     Ratio of expenses to average net assets                      0.65%               0.65%
     Ratio of net investment income (loss) to
        average net assets                                        1.78%               3.47%

Ratios of expenses to average net assets
     prior to waived fees and reimbursed expenses/3/, /4/         0.71%               0.81%
--------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year from May 31 to March 31.
/2/ Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/4/ Ratios shown for periods of less than one year are annualized.

 30    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  March 31,           May 31,        May 31,             May 31,
                   2000/1/             1999           1998                1997
--------------------------------------------------------------------------------

                $   1.00            $  1.00        $  1.00             $  1.00


                    0.03               0.03           0.03                0.03
                    0.00               0.00           0.00                0.00

                    0.03               0.03           0.03                0.03


                   (0.03)             (0.03)         (0.03)              (0.03)
                    0.00               0.00           0.00                0.00

                   (0.03)             (0.03)         (0.03)              (0.03)

                $   1.00            $  1.00        $  1.00             $  1.00

                    2.84%              2.76%          3.18%               3.08%


                $324,452            $41,174        $44,070             $54,616


                    0.65%              0.65%          0.65%               0.65%

                    2.96%              2.72%          3.13%               3.01%


                    0.87%              0.86%          0.83%               0.87%
--------------------------------------------------------------------------------

                                               Money Market Funds Prospectus  31

Treasury Plus Money Market Fund
--------------------------------------------------------------------------------

Investment Objective

The Treasury Plus Money Market Fund seeks current income and stability of principal.
--------------------------------------------------------------------------------

Investment Strategies
We invest in short-term obligations issued by the U.S. Treasury, plus we also invest in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.
--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

..  100% of total assets in high-quality, short-term money market instruments;
   and
..  at least 80% of the Fund's assets in U.S.Treasury obligations, including repurchase agreements collateralized by U.S. Treasury obligations.
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described under the "Summary of Important Risks" on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

32   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

These tables are intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                              CLASS A SHARES--COMMENCED
                                                              ON OCTOBER 1, 1985
                                                              ----------------------------------------------------------------------
                                                              March 31,     March 31,     March 31,     March 31,     March 31,
     For the period ended:                                      2002          2001           2000          1999          1998
                                                              ----------------------------------------------------------------------
     Net asset value beginning of period                     $     1.00    $     1.00    $     1.00     $   1.00       $   1.00

     Income from investment operations:
        Net investment income (loss)                               0.03          0.05          0.04         0.05           0.05
        Net realized and unrealized gain (loss)
          on investments                                           0.00          0.00          0.00         0.00           0.00

     Total from investment operations                              0.03          0.05          0.04         0.05           0.05

     Less distributions:
        Dividends from net investment income                      (0.03)        (0.05)        (0.04)       (0.05)         (0.05)
        Distributions from net realized gain                       0.00          0.00          0.00         0.00           0.00


     Total from distributions                                     (0.03)        (0.05)        (0.04)       (0.05)         (0.05)

     Net asset value, end of period                          $     1.00    $     1.00    $     1.00     $   1.00       $   1.00

     Total return                                                  2.57%         5.64%         4.20%        4.62%          5.06%

     Ratios/supplemental data:
        Net assets, end of period (000s)                     $1,913,898    $1,568,050    $1,150,181     $543,903       $381,594

     Ratios to average net assets:
        Ratio of expenses to average net assets                    0.65%         0.65%         0.65%        0.65%          0.62%

        Ratio of net investment income (loss) to
          average net assets                                       2.44%         5.47%         4.56%        4.50%          4.93%

     Ratio of expenses to average net assets prior to
        waived fees and reimbursed expenses/1/                     0.78%         0.80%         0.82%        0.79%          0.85%

 /1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                Money Market Funds Prospectus 33

100% Treasury Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The 100% Treasury Money Market Fund seeks stability of principal and current income that is exempt from most state and local individual income taxes.
--------------------------------------------------------------------------------

Investment Strategies
We actively manage a portfolio composed of short-term obligations issued by the U.S. Treasury.
--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

..   100% of total assets in high-quality, short-term money market instruments;
    and

..   100% of the Fund's assets in U.S. Treasury obligations.
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

Any capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page 52, and the Statement of Additional Information.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

34  Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                CLASS A SHARES--COMMENCED
                                                                   ON NOVEMBER 8, 1999
                                                        -----------------------------------------
                                                        March 31,        March 31,      March 31,
For the period ended:                                     2002             2001           2000
                                                        -----------------------------------------
Net asset value beginning of period                     $    1.00        $   1.00        $  1.00

Income from investment operations:
   Net investment income (loss)                              0.02            0.05           0.02
   Net realized and unrealized gain (loss)                   0.00            0.00           0.00
     on investments

Total from investment operations                             0.02            0.05           0.02

Less distributions:
   Dividends from net investment income                     (0.02)          (0.05)         (0.02)
   Distributions from net realized gain                      0.00            0.00           0.00

Total from distributions                                    (0.02)          (0.05)         (0.02)

Net asset value, end of period                          $    1.00        $   1.00        $  1.00

Total return/1/                                              2.48%           5.39%          1.89%

Ratios/supplemental data:
   Net assets, end of period (000s)                     $ 161,947        $ 98,260        $ 2,047

Ratios to average net assets/3/:
   Ratio of expenses to average net assets                   0.65%           0.65%          0.65%
   Ratio of net investment income (loss) to
     average net assets                                      2.33%           5.28%          4.89%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses/2/, /3/               0.79%           0.74%          0.82%


/1/ Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/ Ratios shown for periods of less than one year are annualized.

Money Market Funds Prospectus  35

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

..    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

..    We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

..    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good any such losses.

..    An investment in a single Fund, by itself, does not constitute a complete investment plan.

..    Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk--The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

36  Money Market Funds Prospectus

--------------------------------------------------------------------------------

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk--The risk that, because the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                               Money Market Funds Prospectus  37

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.


                                                                  CALIFORNIA                       MONEY  NATIONAL TREASURY   100%
                                                                   TAX-FREE   GOVERNMENT MINNESOTA MARKET TAX-FREE   PLUS   TREASURY
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                   PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money           Leverage Risk                    X           X         X       X        X        X        X
for temporary purposes (e.g.
to meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates       Interest Rate and                X           X         X       X        X        X
that are adjusted either on a         Credit Risk
schedule or when an index or
benchmark changes.

Foreign Obligations
Dollar-denominated debt               Foreign Investment,                                            X
obligations of non-U.S.               Liquidity and Regulatory
companies, foreign banks,             Risk
foreign governments,
and other foreign entities.

Illiquid Securities
A security which may not be sold      Liquidity Risk
or disposed of in the ordinary                                         X           X         X       X        X        X
course of business within seven
days at the value determined by the
Fund. Limited to 10% of net assets.

Other Mutual Funds
Investments by the Fund in shares of  Market Risk
other mutual funds, which will cause                                   X           X         X       X        X        X
Fund shareholders to bear a pro rata
portion of the other fund's expenses,
in addition to the expenses paid by
the Fund.

Repurchase Agreements
A transaction in which the seller of  Counter-Party Risk                           X                 X                 X
a security agrees to buy back a
security at an agreed upon time and
price, usually with interest.

 38    Money Market Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the adviser, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

--------------------------------------------------------------------------------------
                                   BOARD OF TRUSTEES
--------------------------------------------------------------------------------------
                            Supervises the Funds' activities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
        INVESTMENT ADVISER                                 CUSTODIAN
--------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC           Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA           6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities    Provides safekeeping for the Funds' assets
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                 INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------------
                         Wells Capital Management Incorporated
                                   525 Market Street
                                   San Francisco, CA
                    Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                                               SHAREHOLDER
                                   TRANSFER                     SERVICING
    ADMINISTRATOR                   AGENT                        AGENTS
--------------------------------------------------------------------------------------
   Wells Fargo Funds         Boston Financial Data           Various Agents
   Management, LLC           Services, Inc.
   525 Market St.            Two Heritage Dr.
   San Francisco, CA         Quincy, MA

   Manages the               Maintains records               Provide
   Funds' business           of shares and                   services to
   activities                supervises the paying           customers
                             of dividends
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                      FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------------
            Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                    SHAREHOLDERS
--------------------------------------------------------------------------------------

                                                Money Market Funds Prospectus 39

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2002, Funds Management and its affiliates managed over $177 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

The Sub-Adviser
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, WCM is responsible for the day-to-day investment management activities of the Funds. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2002, WCM managed assets aggregating in excess of $110 billion.

WCM is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

40    Money Market Funds Prospectus

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account, and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for the Government Money Market, Money Market, and Treasury Plus Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Treasury Plus Money Market Fund before 5:00 p.m. (ET) and for the National Tax-Free and Minnesota Money Market Funds before 12:00 (noon) (ET) generally are processed on the same day. Requests that we receive for the California Tax-Free Money Market Fund prior to 12:00 (noon) (ET) are generally processed on the same day. Requests we receive in proper form for the 100% Treasury Money Market Fund before 1:00 p.m. (ET) generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

     . We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Government Money Market and Money Market Funds at 3:00 p.m. (ET), of the Treasury Plus Money Market Fund at 5:00 p.m. (ET), of the National Tax-Free Money Market Fund at 2:00 p.m. (ET), of the 100% Treasury Money Market Fund at 1:00 p.m. (ET), and of all other Funds at 12:00 noon (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

     You Can Buy Fund Shares

     . By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment);

     .    Through a brokerage account with an approved selling agent; or

     . Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

     In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

     Minimum Investments

     .    $1,000 per Fund minimum initial investment; or

     .    $100 per Fund if you use the Systematic Purchase Program; and

     .    $100 per Fund for all investments after your initial investment.

     We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

                                                Money Market Funds Prospectus 41

Your Account
--------------------------------------------------------------------------------

Small Account Redemptions
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please consult your selling agent for further details.

42    Money Market Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
     . Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

     . Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example,"Wells Fargo Treasury Plus Money Market Fund, Class A." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

     . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

     . You may start your account with $100 if you elect the Systematic Purchase Program option on the Application.

     .    Mail to:  Wells Fargo Funds         Overnight Mail Only:  Wells Fargo Funds
                    P.O. Box 8266                                   Attn: CCSU-Boston Financial
                    Boston, MA 02266-8266                           66 Brooks Drive
                                                                    Braintree, MA 02184

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
     . Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

     .    Enclose the payment stub/card from your statement if available.

          Mail to:  Wells Fargo Funds
                    P.O. Box 8266
                    Boston, MA 02266-8266

                                                Money Market Funds Prospectus 43

Your Account
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
     .    You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

     . If you do not currently have an account, complete a Wells Fargo Funds Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

     .    All purchases must be made with U.S. dollars.

     . Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application and payment in proper order.

     .    Overnight Application to:  Wells Fargo Funds
                                     ATTN: CCSU-Boston Financial
                                     66 Brooks Drive
                                     Braintree, MA 02184

     .    Wire money to:             State Street Bank & Trust        Attention:
                                     Boston, MA                       Wells Fargo Funds (Name
                                                                      of Fund, Account Number
                                     Bank Routing Number:             and Share Class)
                                     ABA 011-000028
                                                                      Account Name:
                                     Wire Purchase Account Number:    (Registration Name
                                     9905-437-1                       Indicated on Application)

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

     . Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

     .    Wire money to:             State Street Bank & Trust        Attention:
                                     Boston, MA                       Wells Fargo Funds (Name
                                                                      of Fund, Account Number
                                     Bank Routing Number:             and Share Class)
                                     ABA 011 000028

                                     Wire Purchase Account Number:    Account Name:
                                     9905-437-1                       (Registration Name
                                                                      Indicated on Account)

44   Money Market Funds Prospectus

                                                               How To Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

     . You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

     Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response service to either:

     .    transfer at least $1,000 from a linked settlement account, or

     . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
     Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response service to either:

     .    transfer at least $100 from a linked settlement account, or o exchange

     .    at least $100 worth of shares from an existing Wells Fargo Funds
          Account.

                                                Money Market Funds Prospectus 45

Your Account
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
    BY MAIL
--------------------------------------------------------------------------------

..   Write a "Letter of Instruction" stating your name, your account number, the
    Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

    . Make sure all the account owners sign the request exactly as their names appear on the account application.

    . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

    . Signature Guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if a redemption is made payable to a third party. You can get a signature guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

    .   Mail to:       Wells Fargo Funds
                       P.O. Box 8266
                       Boston, MA 02266-8266

--------------------------------------------------------------------------------
    BY PHONE
--------------------------------------------------------------------------------

    . Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

    . Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

    . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

    . Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

    . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

    . We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

46  Money Market Funds Prospectus

                                                              How To Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    BY CHECK
--------------------------------------------------------------------------------

    . Checking-writing privileges are available to clients of certain broker/dealers with shareholder servicing agreements for Class A shares of certain funds. State Street Bank and Trust Company (the "Bank") will provide these shareholders upon request, with forms of checks drawn on the Bank. Checks may be payable in any amount not less than $500. Shareholders wishing to avail themselves of this redemption by check privilege must so elect on their Account Application Form and must execute signature cards (for additional information, see the reverse side of the signature card). Additional documentation will be required from corporations, partnerships, fiduciaries or other institutional investors. All checks must be signed by the shareholder(s) of record exactly as the account is registered before the Bank will honor them. The shareholders of joint accounts may authorize each shareholder to redeem by check. Shareholders who purchase shares by check (including certified checks or cashiers checks) may write checks against those shares only after they have been on the Fund's books for 15 days. When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. If the amount of the check is greater than the value of the shares held in the shareholders' account, the check will be returned unpaid, and the shareholder may be subject to extra charges. The check may not draw on month-to-date dividends which have been declared but not distributed. Checks should not be used to close a Fund account because when the check is written, the shareholder will not know the exact total value of the account on the day the check clears. There is presently no charge to the shareholder for the maintenance of this special checking account or for the clearance of any checks, but the Trust reserves the right to impose such charges or to modify or terminate the redemption by check privilege at any time.

    .   Call: 1-800-222-8222, option 0, to order checks.

--------------------------------------------------------------------------------
    GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------

    . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.

    . Your redemptions of Money Market Fund Class B shares are net of any applicable CDSC.

    . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

    . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

    . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemptions in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                              Money Market Funds Prospectus  47

Investments In Money Market Fund Class B Shares
--------------------------------------------------------------------------------

All of the Funds in this Prospectus offer Class A shares. The Money Market Fund also offers Class B shares, which are available for direct purchase by shareholders wishing to exchange over time, or dollar-cost average, into Class B shares of other Funds. Class B shares have a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares. Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Orders for Class B shares of $250,000 or more will either be treated as orders for Class A shares or be refused.

Please see the expenses listed for the Money Market Fund Class B shares and the CDSC schedule below before making your investment decision. You may also wish to discuss this choice with your financial consultant.

Class B Share CDSC Schedule
Money Market Fund Class B shares purchased directly will be subject to a CDSC if redeemed, rather than exchanged, within six years of the purchase date. Certain exceptions apply (see "Class B Share CDSC Waivers"). The CDSC schedule for shares purchased directly is as follows:

-------------------------------------------------------------------------------------------------
   CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
-------------------------------------------------------------------------------------------------
 REDEMPTION WITHIN   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS  8 YEARS

 CDSC                5.00%    4.00%     3.00%     3.00%     2.00%     1.00%     0.00%    A shares

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends or capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class B Share CDSC Waivers

..  You pay no CDSC on Fund shares you purchase with reinvested distributions.

.. We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

.. We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

.. We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.

..  We waive the Class B share CDSC for withdrawals made by former Norwest
   Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

48  Money Market Funds Prospectus

--------------------------------------------------------------------------------

Deferred sales charges may be reduced or waived under certain circumstances and for certain groups. Please consult your financial advisor or Wells Fargo Funds for assistance.

No CDSC is imposed on withdrawals of Class B shares that meet the following circumstances:

..  withdrawals are made by participating in the Systematic Withdrawal Program;
   and

.. withdrawals may not exceed 10% of your fund assets (including "free shares") annually based on your anniversary date in the Systematic Withdrawal Program.

Contact your selling agent for further details.

Distribution Plan
We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of the Money Market Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. For these services, the Class B shares of the Money Market Fund pay an annual fee of 0.75% of average daily net assets.

These fees are paid out of the Money Market Fund's assets attributable to the Class B shares on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                               Money Market Funds Prospectus  49

Your Account                                              How To Exchange Shares
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..    You should carefully read the prospectus for the Fund into which you wish to exchange.

..    Every exchange involves selling Fund shares that may produce a capital gain or loss for tax purposes.

..    If you exchange between Class A shares of a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the Public Offering Price ("POP") of the new Fund unless you are otherwise eligible to buy the shares at NAV.

..    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund unless your balance has fallen below that amount due to market conditions.

..    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

..    Exchanges may be made between like share classes. Class C shares of non-money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds or Class A shares of other money market Funds. The aging schedule of the originally purchased shares transfers to the exchanged shares for the purpose of applying any CDSC upon redemption.

..    You may exchange Money Market Fund Class B shares for Class B shares of any other fund except the Stable Income Fund. Class B share exchanges will not trigger the CDSC. The new shares will continue to age according to the CDSC schedule of the originally purchased shares while in the new Fund and will be charged the CDSC applicable to the originally purchased shares upon redemption.

..    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules. Contact your account representative for further details.

50  Money Market Funds Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0, for more information.

..    Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase, and specify an amount of at least $100.

..    Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

..    Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

     .    must have a Fund account valued at $10,000 or more;

     .    must have your distributions reinvested; and

     .    may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions
The Funds in this Prospectus declare distributions of net investment income daily, make distributions of net investment income monthly and make any capital gain distributions at least annually.

We offer the following distributions options:

..    Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

..    Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

..    Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                               Money Market Funds Prospectus  51

Additional Services and Other Information
--------------------------------------------------------------------------------

..    Directed Distribution Purchase Option--Lets you buy shares of a different
     Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal, California and Minnesota income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser with respect to your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions from the California Tax-Free Money Market, Minnesota Money Market and National Tax-Free Money Market Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of the California Tax-Free Money Market Fund's net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax. Distributions of the Minnesota Money Market Fund's net interest income from Minnesota state and municipal tax-exempt securities will not be subject to Minnesota state income tax, although a portion of such distributions could be subject to the Minnesota AMT. Distributions of net investment income from these funds attributable to other sources, net investment income from the Government Money Market Fund, Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund attributable to all sources and net short-term capital gain of all of the Funds generally will be taxable to you as ordinary income.

Distributions from a Fund's net long-term capital gain generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income. Distributions from the 100% Treasury Money Market Fund will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. At the end of every year, we will notify you of the status of your distributions for the year.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Request for Multiple Copies of Shareholders Documents
To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and would prefer to receive multiple copies, please call your selling agent.

52  Money Market Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day
Generally, Monday through Friday with the exception of any federal bank holiday.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets. Non-diversified funds are not required to comply with such investment policies.

Dollar-Denominated
Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Liquidity
The ability to readily sell a security at a fair price.

                                               Money Market Funds Prospectus  53

Glossary
--------------------------------------------------------------------------------

Money Market Instruments
High-quality, short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase

Municipal Obligations
Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Public Offering Price ("POP")
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Stability of Principal
The degree to which shares prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

54  Money Market Funds Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at public info@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P009 (08/02)
ICA Reg. No.
811-09253                                                        [LOGO]
#522762                                                Printed on Recycled Paper

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO MONEY MARKET FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                              Cash Investment Money Market Fund

                              Government Institutional Money Market Fund

                              National Tax-Free Institutional Money Market Fund

                              Prime Investment Institutional Money Market Fund

                              Treasury Plus Institutional Money Market Fund


                                                             August 1, 2002


Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Institutional

                      [This page intentionally left blank]


Table of Contents                                                         Money Market Funds
--------------------------------------------------------------------------------------------
Overview                           Objectives and Principal Strategies                     4
                                   Summary of Important Risks                              6
Important summary information      Performance History                                     7
about the Funds.                   Summary of Expenses                                    10
                                   Key Information                                        12
--------------------------------------------------------------------------------------------
The Funds                          Cash Investment Money Market Fund                      14
                                   Government Institutional
Important information about          Money Market Fund                                    16
the individual Funds.              National Tax-Free Institutional
                                     Money Market Fund                                    18
                                   Prime Investment Institutional
                                     Money Market Fund                                    20
                                   Treasury Plus Institutional
                                     Money Market Fund                                    22
                                   Additional Strategies and
                                     General Investment Risks                             24
                                   Organization and Management
                                     of the Funds                                         27
--------------------------------------------------------------------------------------------
Your Investment                    Your Account                                           29
                                      How to Buy Shares                                   30
How to open an account and            How to Sell Shares                                  31
how to buy, sell and exchange         How to Exchange Shares                              32
Fund shares.
--------------------------------------------------------------------------------------------
Reference                          Other Information                                      33

Additional information and term    Glossary                                               34
definitions.


Money Market Funds Overview
--------------------------------------------------------------------------------

See the individual Fund descriptions in this Prospectus for further details. Words appearing in bold, italicized print are defined in the Glossary.


--------------------------------------------------------------------------------
FUND                          OBJECTIVE
--------------------------------------------------------------------------------
  Cash Investment Money       Seeks current income, while preserving capital and
  Market Fund                 liquidity.

  Government Institutional    Seeks current income, while preserving capital and
  Money Market Fund           liquidity.


  National Tax-Free           Seeks current income, exempt from federal income
  Institutional Money         tax, while preserving capital and liquidity.
  Market Fund

  Prime Investment            Seeks current income, while preserving capital and
  Institutional Money         liquidity.

  Treasury Plus
  Institutional               Seeks current income and stability of principal.
  Money Market Fund


4   Money Market Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
We invest in high-quality money market instruments.

We invest in high-quality, short-term U.S. Government obligations, including repurchase agreements.

We invest in high-quality, short-term municipal obligations.

We invest in high-quality money market instruments.

We invest in obligations issued by the U.S. Treasury, including repurchase agreements.

                                               Money Market Funds Prospectus   5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund Descriptions later in this Prospectus;

..    the "Additional Strategies and General Investment Risks" section beginning on page 24; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund's yield to the extent they affect the yield of instruments available for purchase by a Fund.

6   Money Market Funds Prospectus

Performance History
--------------------------------------------------------------------------------

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

The Government Institutional and Prime Investment Institutional Money Market Funds have been in operation for less than a calendar year, and therefore performance information is not shown for these Funds.

Cash Investment Money Market Fund Institutional Class Calendar Year Returns/1/*

[GRAPH]

'92      3.79%
'93      3.18%
'94      3.84%
'95      5.75%
'96      5.21%
'97      5.36%
'98      5.32%
'99      4.92%
'00      6.41%
'01      4.27%

Best Qtr.: Q4 '00 . 1.64%              Worst Qtr.: Q4 '01 . 0.67%

* The Institutional Class shares' year-to-date performance through June 30, 2002 was 0.91%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return
for the period ended 12/31/01                1 year       5 years       10 years

Institutional Class (Incept. 11/8/99)/1/      4.27%         5.26%          4.80%
iMoneyNet First Tier Institutional
Money Fund Average                            3.93%         5.77%          5.93%

/1/ Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio's Service Class shares adjusted to reflect this Class's fees and expenses. The predecessor Service Class shares incepted on October 14, 1987.

                                               Money Market Funds Prospectus   7

Performance History
--------------------------------------------------------------------------------

National Tax-Free Institutional Money Market Fund Institutional Class Calendar Year Returns/1/*

[GRAPH]

'92     2.51%
'93     2.07%
'94     2.72%
'95     3.74%
'96     3.28%
'97     3.40%
'98     3.19%
'99     2.91%
'00     3.97%
'01     2.69%

Best Qtr.: Q4 '00 . 1.04%             Worst Qtr.: Q4 '01 . 0.46%

* The Institutional Class shares' year-to-date performance through June 30, 2002 was 0.69%.
  To obtain a current 7-day yield for the Fund, call toll free 1-800-222-8222.

Average annual total return
for the period ended 12/31/01       1 year         5 years       10 years

Institutional Class
(Incept.11/8/99)/1/                  2.69%           3.24%          3.05%
iMoneyNet Tax-Free Institutional
Money Fund Average                   2.42%           3.31%          3.39%

/1/ Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio's Service Class (formerly Institutional Class) shares adjusted to reflect this Class's fees and expenses. The predecessor Service Class incepted on January 7, 1988.

8   Money Market Funds Prospectus

Treasury Plus Institutional Money Market Fund Institutional Class Calendar Year Returns/1/*

[GRAPH]

'92     3.32%
'93     2.80%
'94     3.84%
'95     5.49%
'96     5.23%
'97     5.35%
'98     5.23%
'99     4.78%
'00     6.03%
'01     3.90%

Best Qtr.: Q4 '00 . 1.58%            Worst Qtr.: Q4 '01 . 0.59%

* The Fund's year-to-date performance through June 30, 2002 was 0.85%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return
for the period ended 12/31/01          1 year         5 years          10 years

Institutional Class
(Incept. 8/11/95)/1/                    3.90%           5.06%             4.59%
iMoneyNet Treasury & Repo
Institutional Money Fund Average        3.62%            N/A               N/A
91 Day U.S. Treasury Bill               3.25%           4.76%             4.51%

/1/ Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the predecessor portfolio's Service Class shares, adjusted to reflect this Class's fees and expenses. The predecessor Service Class shares incepted on October 1, 1985.

                                               Money Market Funds Prospectus   9

Money Market Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       All Funds
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                         None
(as a percentage of offering price)
Maximum deferred sales charge (load)(as a percentage of the lower of     None
the Net Asset Value ("NAV") at purchase or the NAV at redemption)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                           Government       National Tax-Free
                                     Cash Investment     Institutional         Institutional
                                    Money Market Fund   Money Market Fund   Money Market Fund
---------------------------------------------------------------------------------------------
Management Fees                           0.10%               0.10%               0.10%
Distribution (12b-1) Fees                 0.00%               0.00%               0.00%
Other Expenses/2/                         0.18%               0.69%               0.28%
---------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES      0.28%               0.79%               0.38%
---------------------------------------------------------------------------------------------
Fee Waivers                               0.03%               0.59%               0.08%
---------------------------------------------------------------------------------------------
NET EXPENSES/1/                           0.25%               0.20%               0.30%
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           Prime Investment      Treasury Plus
                                             Institutional       Institutional
                                           Money Market Fund   Money Market Fund
--------------------------------------------------------------------------------
Management Fees                                 0.10%                0.10%
Distribution (12b-1)Fees                        0.00%                0.00%
Other Expenses/2/                               0.33%                0.19%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES            0.43%                0.29%
--------------------------------------------------------------------------------
Fee Waivers                                     0.23%                0.08%
--------------------------------------------------------------------------------
NET EXPENSES/1/                                 0.20%                0.21%
--------------------------------------------------------------------------------
/1/ The adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo
    Bank.


10  Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                             Government        National Tax-Free
                       Cash Investment      Institutional        Institutional
                      Money Market Fund   Money Market Fund    Money Market Fund
--------------------------------------------------------------------------------
 1 YEAR                     $ 26                 $ 20                  $ 31
 3 YEARS                    $ 87                 $193                  $114
 5 YEARS                    $154                 $381                  $205
10 YEARS                    $353                 $923                  $473
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      Prime Investment           Treasury Plus
                                        Institutional            Institutional
                                      Money Market Fund        Money Market Fund
--------------------------------------------------------------------------------
 1 YEAR                                    $ 20                     $ 22
 3 YEARS                                   $115                     $ 85
 5 YEARS                                   $218                     $155
10 YEARS                                   $520                     $360
--------------------------------------------------------------------------------


                                               Money Market Funds Prospectus  11

Key Information
--------------------------------------------------------------------------------

In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust") or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..    what the Fund is trying to achieve;

..    how we intend to invest your money; and

..    what makes the Fund different from the other Funds offered in this
     Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of each Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for each Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in bold, italicized print are defined in the Glossary.


12  Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Cash Investment Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The Cash Investment Money Market Fund seeks high current income, preservation of capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies
We invest in a broad spectrum of high-quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

..    100% of total assets in high-quality, short-term money market instruments;
     and

..    more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries.

The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 24. These considerations are all important to your investment choice.


14  Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                           INSTITUTIONAL CLASS SHARES--
                                           COMMENCED ON NOVEMBER 8, 1999
                                           -------------------------------------
                                           March 31,     March 31,     March 31,
For the period ended:                        2002          2001          2000
                                           -------------------------------------
Net asset value, beginning of period        $1.00         $1.00         $1.00

Income from investment operations:
  Net investment income (loss)               0.03          0.06          0.02
  Net realized and unrealized gain
  (loss) on investments                      0.00          0.00          0.00

Total from investment operations             0.03          0.06          0.02

Less distributions:
  Dividends from net investment income      (0.03)        (0.06)        (0.02)
  Distributions from net realized gain       0.00          0.00          0.00

Total from distributions                    (0.03)        (0.06)        (0.02)

Net asset value, end of period              $1.00         $1.00         $1.00

Total return/1/                              3.28%         6.38%         2.29%

Ratios/supplemental data:
  Net assets, end of period (000s)     $5,478,005    $3,332,149    $2,116,276

Ratios to average net assets/3/:
  Ratio of expenses to average net           0.25%         0.25%         0.25%
   assets
  Ratio of net investment income
   (loss) to average net assets              3.14%         6.16%         5.77%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed        0.28%         0.31%         0.30%
  expenses/2/, /3/

--------------------------------------------------------------------------------
/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  Ratios shown for periods of less than one year are annualized.


                                               Money Market Funds Prospectus  15

Government Institutional Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The Government Institutional Money Market Fund seeks high current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies
We actively manage a portfolio composed substantially of short-term U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

..    100% of total assets in high-quality, short-term money market instruments;
     and

..    at least 80% of the Fund's assets in U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 24. These considerations are all important to your investment choice.


16  Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------
                                                    INSTITUTIONAL CLASS SHARES--
                                                    COMMENCED ON JULY 31, 2001
                                                    ----------------------------
                                                              March 31,
For the period ended:                                           2002
                                                    ----------------------------
Net asset value, beginning of period                            $1.00

Income from investment operations:
  Net investment income (loss)                                   0.02
  Net realized and unrealized gain (loss)
   on investments                                                0.00

Total from investment operations                                 0.02

Less distributions:
  Dividends from net investment income                          (0.02)
  Distributions from net realized gain                           0.00

Total from distributions                                        (0.02)

Net asset value, end of period                                  $1.00

Total return/1/                                                  1.59%

Ratios/supplemental data:
  Net assets, end of period (000s)                            $59,577
Ratios to average net assets/3/:
  Ratio of expenses to average net assets                        0.12%
  Ratio of net investment income (loss) to
   average net assets                                            1.84%

Ratio of expenses to average net assets prior to
 waived fees and reimbursed expenses/2/, /3/                     0.79%
--------------------------------------------------------------------------------

/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  Ratios shown for periods of less than one year are annualized.


                                               Money Market Funds Prospectus  17

National Tax-Free Institutional Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The National Tax-Free Institutional Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

--------------------------------------------------------------------------------
Investment Policies
We invest substantially all of the Fund's total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT"), and invest up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax or federal AMT.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

..    100% of total assets in high-quality, short-term money market instruments;

..    at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

..    up to 20% of the Fund's assets in municipal obligations, the income from which may be subject to federal income tax or federal AMT; and

..    up to 35% of total assets in issuers located in a single state.

We may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Municipal obligations rely on the creditworthiness or revenue production of their issuers.

Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 24. These considerations are all important to your investment choice.


18  Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                   INSTITUTIONAL CLASS SHARES--
                                                   COMMENCED ON NOVEMBER 8, 1999
                                                   -------------------------------------
                                                   March 31,     March 31,     March 31,
For the period ended:                                2002          2001          2000
                                                   -------------------------------------
Net asset value, beginning of period                 $1.00        $1.00         $1.00

Income from investment operations:
  Net investment income (loss)                        0.02         0.04          0.01
  Net realized and unrealized gain (loss)
   on investments                                     0.00         0.00          0.00

Total from investment operations                      0.02         0.04          0.01

Less distributions:
  Dividends from net investment income               (0.02)       (0.04)        (0.01)
  Distributions from net realized gain                0.00         0.00          0.00

Total from distributions                             (0.02)       (0.04)        (0.01)

Net asset value, end of period                       $1.00        $1.00         $1.00

Total return/1/                                       2.20%        3.93%         1.36%

Ratios/supplemental data:
  Net assets, end of period (000s)                $138,179      $65,265       $23,134

Ratios to average net assets/3/:
  Ratio of expenses to average net assets             0.30%        0.30%         0.30%
  Ratio of net investment income (loss) to
   average net assets                                 2.05%        3.86%         3.43%

Ratio of expenses to average net assets prior to
 waived fees and reimbursed expenses/2/, /3/          0.38%        0.37%         0.31%

--------------------------------------------------------------------------------
/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  Ratios shown for periods of less than one year are annualized.


                                               Money Market Funds Prospectus  19

Prime Investment Institutional Money Market Fund
--------------------------------------------------------------------------------

Investment Objective

The Prime Investment Institutional Money Market Fund seeks high current income consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies
We invest in a broad spectrum of high-quality money market instruments of domestic and foreign issuers. These include negotiable certificates of deposit, bank notes, bankers' acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non U.S. branches, U.S. branches of foreign banks, and wholly-owned banking related subsidiaries of foreign banks. We limit investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

..    100% of total assets in high-quality, short-term money market instruments;

..    at least 50% of total assets in high-quality, short-term obligations of domestic issuers;

..    more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries; and

..    up to 50% of total assets in high-quality, short-term obligations of foreign issuers.

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 24. These considerations are all important to your investment choice.


20  Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------
                                                    INSTITUTIONAL CLASS SHARES--
                                                    COMMENCED ON JULY 31, 2001
                                                    ----------------------------
                                                              March 31,
For the period ended:                                           2002
                                                    ----------------------------
Net asset value, beginning of period                           $1.00

Income from investment operations:
  Net investment income (loss)                                  0.02
  Net realized and unrealized gain (loss)
   on investments                                               0.00

Total from investment operations                                0.02

Less distributions:
  Dividends from net investment income                         (0.02)
  Distributions from net realized gain                          0.00

Total from distributions                                       (0.02)

Net asset value, end of period                                 $1.00

Total return/1/                                                 1.58%

Ratios/supplemental data:
  Net assets, end of period (000s)                          $140,967

Ratios to average net assets/3/:
  Ratio of expenses to average net assets                       0.13%
  Ratio of net investment income (loss) to
   average net assets                                           2.28%

Ratio of expenses to average net assets prior to
 waived fees and reimbursed expenses/2/, /3/                    0.43%
--------------------------------------------------------------------------------
/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  Ratios shown for periods of less than one year are annualized.


                                               Money Market Funds Prospectus  21

Treasury Plus Institutional Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The Treasury Plus Institutional Money Market Fund seeks current income and stability of principal.

--------------------------------------------------------------------------------
Investment Policies
We invest in short-term obligations issued by the U.S.Treasury, plus we also invest in repurchase agreements and other instruments collateralized or secured by U.S.Treasury obligations.

--------------------------------------------------------------------------------
Permitted Investments o Under normal circumstances, we invest:

..    100% of total assets in high-quality, short-term money market instruments;
     and

..    at least 80% of the Fund's assets in U.S. Treasury obligations, including repurchase agreements collateralized by U.S. Treasury obligations.

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 24. These considerations are all important to your investment choice.


22  Money Market Funds Prospectus

                                                            Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                                INSTITUTIONAL CLASS SHARES--COMMENCED
                                                                                         ON AUGUST 11, 1995
                                                                 -------------------------------------------------------------------
                                                                 March 31,     March 31,     March 31,     March 31,     March 31,
 For the period ended:                                             2002          2001          2000          1999          1998
                                                                 -------------------------------------------------------------------
Net asset value, beginning of period                             $    1.00     $    1.00     $    1.00      $    1.00     $    1.00

Income from investment operations:
   Net investment income (loss)                                       0.03          0.06          0.05           0.05          0.05
   Net realized and unrealized gain (loss)
     on investments                                                   0.00          0.00          0.00           0.00          0.00

Total from investment operations                                      0.03          0.06          0.05           0.05          0.05

Less distributions:
   Dividends from net investment income                              (0.03)        (0.06)        (0.05)         (0.05)        (0.05)
   Distributions from net realized gain                               0.00          0.00          0.00           0.00          0.00

Total from distributions                                             (0.03)        (0.06)        (0.05)         (0.05)        (0.05)

Net asset value, end of period                                   $    1.00     $    1.00     $    1.00      $    1.00     $    1.00

Total return                                                          2.97%         6.05%         4.98%          5.04%         5.41%

Ratios/supplemental data:
   Net assets, end of period (000s)                              $ 905,766     $ 415,965     $ 390,592      $ 493,987     $ 501,494

Ratios to average net assets:
   Ratio of expenses to average net assets                            0.21%         0.25%         0.25%          0.25%         0.25%
   Ratio of net investment income (loss) to
     average net assets                                               2.78%         5.88%         4.81%          4.92%         5.28%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses/1/                             0.29%         0.30%         0.40%          0.41%         0.40%

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.


                                              Money Market Funds Prospectus   23

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

..    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

..    We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

..    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good any such losses.

..    An investment in a single Fund, by itself, does not constitute a complete investment plan.

..    Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk--The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.


24  Money Market Funds Prospectus

Interest Rate Risk--The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above, and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.


                                              Money Market Funds Prospectus   25

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.


                                                                  CASH       GOVERNMENT     NATIONAL         PRIME         TREASURY
                                                               INVESTMENT                   TAX-FREE       INVESTMENT        PLUS

INVESTMENT PRACTICE                   PRINCIPAL RISK(S)
Borrowing Policies                    Leverage Risk                 X            X             X               X              X
The ability to borrow money for
temporary purposes (e.g. to meet
shareholder redemptions).

Floating and Variable Rate Debt       Interest Rate and             X            X             X               X              X
Instruments with interest rates       Credit Risk
that are adjusted either on a
schedule or when an index or
benchmark changes.

Foreign Obligations                   Foreign Investment,           X                                          X
Dollar-denominated debt               Liquidity and
obligations of non-U.S.               Regulatory Risk
companies, foreign banks,
foreign governments, and other
foreign entities.

Illiquid Securities                   Liquidity Risk                X            X             X               X              X
A security which may not be sold
or disposed of in the ordinary
course of business within seven
days at the value determined by
the Fund. Limited to 10% of net
assets.

Other Mutual Funds                    Market Risk                   X            X             X               X              X
Investments by the Fund in
shares of other mutual funds,
which will cause Fund
shareholders to bear a pro-rata
portion of the other fund's
expenses, in addition to the
expenses paid by the Fund.


Repurchase Agreements                 Counter-Party Risk            X            X                             X              X
A transaction in which the seller
of a security agrees to buy back
a security at an agreed upon time
and price, usually with interest.


26  Money Market Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

------------------------------------------------------------------------------------------
                                    BOARD OF TRUSTEES
------------------------------------------------------------------------------------------
                             Supervises the Funds' activities
------------------------------------------------------------------------------------------
      INVESTMENT ADVISER                                       CUSTODIAN
------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC               Wells Fargo Bank Minnesota, N.A.
525 Market St.                                  6th & Marquette
San Francisco, CA                               Minneapolis, MN
Manages the Funds' investment activities        Provides safekeeping for the Funds' assets
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                   INVESTMENT SUB-ADVISER
------------------------------------------------------------------------------------------
                           Wells Capital Management Incorporated
                                       525 Market St.
                                     San Francisco, CA
                      Responsible for day-to-day portfolio management
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                                              TRANSFER
     ADMINISTRATOR                                              AGENT
------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                      Boston Financial Data Services, Inc.
525 Market St.                                         Two Heritage Dr.
San Francisco, CA                                      Quincy, MA

Manages the Funds' business activities                 Maintains records of shares and
                                                       supervises the payment of dividends
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                  FINANCIAL SERVICES FIRMS
------------------------------------------------------------------------------------------
          Advise current and prospective shareholders on Fund investments
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                      SHAREHOLDERS
------------------------------------------------------------------------------------------


                                              Money Market Funds Prospectus   27

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2002, Funds Management and its affiliates provided advisory services for over $177 billion in assets. Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

The Sub-Adviser
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, WCM is responsible for the day-to-day investment management activities of the Funds. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2002, WCM managed over $110 billion in assets. WCM is compensated for its services by Funds Management from the advisory fees Funds Management receives for its services as the Funds' adviser.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.


28  Money Market Funds Prospectus

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
..    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

..    We process requests to buy or sell shares of the Funds each business day.
     Requests we receive in proper form for the Cash Investment Money Market, Treasury Plus Institutional Money Market, Government Institutional Money Market and Prime Investment Institutional Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds before 5:00 p.m. (ET) and for the National Tax-Free Institutional Money Market Fund before 12:00 noon (ET), generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

..    We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds at 5:00 p.m. (ET), of the National Tax-Free Institutional Money Market Fund at 12:00 noon (ET), and of the Government Institutional Money Market and Prime Investment Institutional Money Market Funds at 3:00 p.m. (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

Minimum Investments
Institutions are required to make a minimum initial investment of $10,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount.

We may waive the minimum initial investment amount for institutions with sufficient available assets that demonstrate an intent to reach the minimum in the future or to maintain a significant investment in the Funds or other Wells Fargo Funds.


                                              Money Market Funds Prospectus   29

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

Typically, Institutional Class shares are bought and held on your behalf by the institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at their institution and should understand the following:

..    Share purchases are made through a Customer Account at an institution in accordance with the terms of the Customer Account involved;

..    Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

..    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

..    Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

..    Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and

..    All purchases must be made in U.S. dollars and all checks must be drawn on
     U.S. banks.


30  Money Market Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the institution. Please read the Customer Account agreement with your institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
..    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day.

..    Redemption proceeds are usually wired to the redeeming institution the following business day.

..    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

..    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

..    Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay the redemption in part or in whole in securities of equal value.


                                              Money Market Funds Prospectus   31

Your Account                                              How to Exchange Shares
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..    You should carefully read the prospectus for the Fund into which you wish to exchange.

..    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

..    Institutional Class shares may be exchanged for other Institutional Class shares, or for Class A shares in certain qualified accounts.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.


32  Money Market Funds Prospectus

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Funds in this Prospectus declare distributions of net investment income daily, pay such distributions monthly, and make any capital gain distributions at least annually.

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser with respect to your specific tax situation. Please see the Statement of Additional Information for a further discussion of federal income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions from the National Tax-Free Institutional Money Market Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions from the National Tax-Free Institutional Money Market Fund attributable to other sources, net investment income from the other Funds attributable to all sources and net short-term capital gain of all the Funds generally will be taxable to you as ordinary income.

Distributions of a Fund's net long-term capital gain generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of every year, we will notify you of the status of your distributions for the year.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding.

As long as each Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Request for Multiple Copies of Shareholder Documents
To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and would prefer to receive multiple copies, please call your customer account representative.


                                              Money Market Funds Prospectus   33

Glossary
--------------------------------------------------------------------------------
We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day
Generally, Monday through Friday with the exception of any federal bank holiday.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of the payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Liquidity
The ability to readily sell a security at a fair price.

34   Money Market Funds Prospectus

--------------------------------------------------------------------------------
Money Market Instruments
High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations
Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Preservation of Capital
The attempt by a fund's manager to defend against drops in the net asset value of fund shares in order to preserve the initial investment.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Stability of Principal
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share NAV.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                                                Money Market Funds Prospectus 35

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P010 (08/02)
ICA Reg. No.
811-09253                                                   [LOGO]
#522763                                            Printed on Recycled Paper

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]


WELLS FARGO MONEY MARKET FUNDS

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                           California Tax-Free Money Market Fund

                                           Cash Investment Money Market Fund

                                           Government Money Market Fund

                                           National Tax-Free Institutional
                                           Money Market Fund

                                           Prime Investment Money Market Fund

                                           Treasury Plus Institutional
                                           Money Market Fund

                                           100% Treasury Money Market Fund

                                                                  August 1, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Service

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                                      Money Market Funds
---------------------------------------------------------------------------------------------------------
Overview                              Objectives and Principal Strategies                               4
                                      Summary of Important Risks                                        6
Important summary information         Performance History                                               7
about the Funds.                      Summary of Expenses                                              14
                                      Key Information                                                  17
---------------------------------------------------------------------------------------------------------
The Funds                             California Tax-Free Money Market Fund                            18
                                      Cash Investment Money Market Fund                                20
Important information about           Government Money Market Fund                                     22
the individual Funds.                 National Tax-Free Institutional
                                        Money Market Fund                                              24
                                      Prime Investment Money Market Fund                               26
                                      Treasury Plus Institutional
                                        Money Market Fund                                              28
                                      100% Treasury Money Market Fund                                  30
                                      Additional Strategies and
                                        General Investment Risks                                       32
                                      Organization and Management
                                        of the Funds                                                   35
---------------------------------------------------------------------------------------------------------
Your Investment                       Your Account                                                     37
                                        How to Buy Shares                                              39
How to open an account and              How to Sell Shares                                             42
how to buy, sell and exchange           How to Exchange Shares                                         44
Fund shares.
---------------------------------------------------------------------------------------------------------
Reference                             Additional Services and
                                        Other Information                                              45
Additional information and term
definitions.                          Glossary                                                         47

Money Market Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in bold, italicized print are defined in the Glossary.

--------------------------------------------------------------------------------
FUND                                   OBJECTIVE
--------------------------------------------------------------------------------
  California Tax-Free Money            Seeks current income exempt from federal
  Market Fund                          income tax and California individual
                                       income tax, while preserving capital and liquidity.

  Cash Investment Money                Seeks current income, while preserving
  Market Fund                          capital and liquidity.

  Government Money Market              Seeks current income, while preserving
  Fund                                 capital and liquidity.

  National Tax-Free                    Seeks current income exempt from federal
  Institutional Money                  income tax, while preserving capital and
  Market Fund                          liquidity.

  Prime Investment Money               Seeks current income, while preserving
  Market Fund                          capital and liquidity.

  Treasury Plus Institutional          Seeks current income and stability of
  Money Market Fund                    principal.

  100% Treasury Money                  Seeks current income that is exempt from
  Market Fund                          most state and local individual income
                                       taxes and stability of principal.


4 Money Market Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest in high-quality, short-term California municipal obligations.

We invest in high-quality money market instruments.

We invest in high-quality, short-term U.S. Government obligations, including repurchase agreements.

We invest in high-quality, short-term municipal obligations.

We invest in high-quality money market instruments.

We invest in obligations issued by the U.S. Treasury, including repurchase agreements.

We invest only in obligations issued by the U.S. Treasury.


                                                 Money Market Funds Prospectus 5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund Descriptions later in this Prospectus;

..    the "Additional Strategies and General Investment Risks" section beginning on page 32; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund's yield to the extent they affect the yield of instruments available for purchase by a Fund.

The California Tax-Free Money Market Fund and the National Tax-Free Money Market Fund invest in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available about other types of securities issuers.

The California Tax-Free Money Market Fund is considered to be non-diversified according to the Investment Company Act of 1940 (the "1940 Act"). The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. All other Funds in the Prospectus are considered to be diversified.

--------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund
Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although
California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

6    Money Market Funds Prospectus

Performance History
--------------------------------------------------------------------------------

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable), are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

California Tax-Free Money Market Fund Service Class Calendar Year Returns/1/*

[GRAPH]

'92     2.81%
'93     1.89%
'94     2.28%
'95     3.23%
'96     2.76%
'97     2.92%
'98     2.61%
'99     2.42%
'00     3.26%
'01     2.11%

Best Qtr.: Q4 `00 . 0.87%                     Worst Qtr.: Q4 `01 . 0.34%

*   The Fund's year-to-date performance through June 30, 2002 was 0.52%.
    To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return
for the period ended 12/31/01         1 year        5 years        10 years

Service Class (Incept. 11/8/99)/1/     2.11%         2.67%           2.63%

iMoneyNet California State Specific
Institutional Money Fund Average       2.10%         3.08%           3.22%

/1/ Performance shown prior to the inception of this Class reflects the performance of the predecessor portfolio's Class A shares adjusted to reflect the fees and expenses of the Service Class shares. The Class A shares incepted on January 1, 1992.


                                              Money Market Funds Prospectus    7

Performance History
--------------------------------------------------------------------------------

Cash Investment Money Market Fund Service Class Calendar Year Returns*

[GRAPH]

'92     3.79%
'93     3.18%
'94     3.84%
'95     5.75%
'96     5.21%
'97     5.36%
'98     5.32%
'99     4.92%
'00     6.17%
'01     4.03%

Best Qtr.: Q4 `00 . 1.58%                   Worst Qtr.: Q4 `01 . 0.61%

*   The Fund's year-to-date performance through June 30, 2002 was 0.80%.
    To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return
for the period ended 12/31/01         1 year       5 years         10 years

Service Class (Incept. 10/14/87)       4.03%        5.15%            4.75%

iMoneyNet First Tier Institutional
Money Fund Average                     3.93%        5.77%            5.93%


8    Money Market Funds Prospectus

Government Money Market Fund Service Class Calendar Year Returns*

[GRAPH]

'92     3.49%
'93     2.98%
'94     3.80%
'95     5.51%
'96     5.01%
'97     5.16%
'98     5.07%
'99     4.72%
'00     5.99%
'01     3.80%

Best Qtr.: Q4 `00 . 1.54%             Worst Qtr.: Q4 `01 . 0.54%

*   The Fund's year-to-date performance through June 30, 2002 was 0.77%.
    To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return
for the period ended 12/31/01         1 year         5 years         10 years

Service Class (Incept. 11/16/87)       3.80%           4.95%           4.55%

iMoneyNet Government Institutional
Money Fund Average                     3.72%           5.48%           5.66%



                                              Money Market Funds Prospectus    9

Performance History
--------------------------------------------------------------------------------

National Tax-Free Institutional Money Market Fund Service Class Calendar Year Returns/1/*

[GRAPH]

'92     2.51%
'93     2.07%
'94     2.72%
'95     3.74%
'96     3.28%
'97     3.40%
'98     3.19%
'99     2.91%
'00     3.81%
'01     2.54%

Best Qtr.: Q4 `00 . 1.00%             Worst Qtr.: Q4 `01 . 0.42%

 * The Fund's year-to-date performance through June 30, 2002 was 0.61%.
   To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

   Average annual total return
   for the period ended 12/31/01        1 year        5 years        10 years

   Service Class (Incept. 8/3/93)/1/     2.54%         3.17%           3.02%

   iMoneyNet Tax-Free Institutional
   Money Fund Average                    2.42%         3.31%           3.39%

/1/ Performance shown for periods prior to the inception of the Service Class shares reflects the performance of the predecessor portfolio's Class A shares, adjusted to reflect this Class's fees and expenses. The Class A shares incepted on January 7, 1988.


10 Money Market Funds Prospectus

--------------------------------------------------------------------------------
Prime Investment Money Market Fund Calendar Year Returns*

[GRAPH]

'99     4.85%
'00     6.08%
'01     3.77%

Best Qtr.: Q3 `00 . 1.56%    Worst Qtr.: Q4 `01 . 0.55%

*   The Fund's year-to-date performance through June 30, 2002 was 0.69%.
    To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return                                          Life of
for the period ended 12/31/01                   1 year                Fund

Service Class (Incept. 9/2/98)                   3.77%                4.92%

iMoneyNet First Tier Institutional
Money Fund Average                               3.93%                5.37%

                                                11 Money Market Funds Prospectus

Performance History
--------------------------------------------------------------------------------

Treasury Plus Institutional Money Market Fund Service Class Calendar Year
Returns*

[GRAPH]

'92     3.32%
'93     2.80%
'94     3.84%
'95     5.56%
'96     5.00%
'97     5.14%
'98     5.02%
'99     4.57%
'00     5.82%
'01     3.66%

Best Qtr.: Q4 '00 . 1.52%                  Worst Qtr.: Q4 '01 . 0.53%

*   The Fund's year-to-date performance through June 30, 2002 was 0.72%.
    To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return
for the period ended 12/31/01      1 year         5 years          10 years

Service Class (Incept. 10/1/85)     3.66%          4.84%             4.48%

iMoneyNet Treasury & Repo
Institutional Money Fund Average    3.62%           N/A               N/A

91 Day U.S. Treasury Bill           3.25%          4.76%             4.51%


12   Money Market Funds Prospectus

--------------------------------------------------------------------------------

100% Treasury Money Market Fund Service Class Calendar Year Returns*

[GRAPH]

'92     3.45%
'93     2.78%
'94     3.63%
'95     5.29%
'96     4.83%
'97     4.95%
'98     4.80%
'99     4.43%
'00     5.62%
'01     3.59%

Best Qtr.: Q4 '00 . 1.45%                 Worst Qtr.: Q4 '01 . 0.55%

*   The Fund's year-to-date performance through June 30, 2002 was 0.68%.
    To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return
for the period ended 12/31/01        1 year          5 years         10 years

Service Class (Incept. 12/03/90)      3.59%           4.68%            4.33%

iMoneyNet Treasury Institutional
Money Fund Average                    3.67%            N/A              N/A

91 Day U.S. Treasury Bill             3.25%           4.76%            4.51%



                                               Money Market Funds Prospectus  13

Money Market Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund Shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                All Funds

--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                              None

 Maximum deferred sales charge (load) (as a percentage of
 the lower of the Net Asset Value ("NAV") at purchase or
 the NAV at redemption)                                           None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                           California Tax-Free
                                                            Money Market Fund
--------------------------------------------------------------------------------
 Management Fees                                                  0.30%
 Distribution (12b-1) Fees                                        0.00%
 Other Expenses/2/                                                0.19%
--------------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.49%
--------------------------------------------------------------------------------
 Fee Waivers                                                      0.04%
--------------------------------------------------------------------------------
 NET EXPENSES/1/                                                  0.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             Prime Investment
                                                             Money Market Fund
--------------------------------------------------------------------------------
 Management Fees                                                  0.10%
 Distribution (12b-1) Fees                                        0.00%
 Other Expenses/2/                                                0.45%
--------------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.55%
--------------------------------------------------------------------------------
 Fee Waivers                                                      0.00%
--------------------------------------------------------------------------------
 NET EXPENSES/1/                                                  0.55%
--------------------------------------------------------------------------------

/1/ The adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

/2/  Other expenses may include expenses payable to affiliates of Wells Fargo
     Bank.


14   Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                              National Tax-Free
                  Cash Investment         Government            Institutional
                 Money Market Fund     Money Market Fund      Money Market Fund
--------------------------------------------------------------------------------
                       0.10%                 0.35%                  0.10%
                       0.00%                 0.00%                  0.00%
                       0.44%                 0.17%                  0.44%
--------------------------------------------------------------------------------
                       0.54%                 0.52%                  0.54%
--------------------------------------------------------------------------------
                       0.06%                 0.02%                  0.09%
--------------------------------------------------------------------------------
                       0.48%                 0.50%                  0.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Treasury Plus
                  Institutional          100% Treasury
                Money Market Fund      Money Market Fund
--------------------------------------------------------------------------------
                       0.10%                 0.35%
                       0.00%                 0.00%
                       0.43%                 0.20%
--------------------------------------------------------------------------------
                       0.53%                 0.55%
--------------------------------------------------------------------------------
                       0.07%                 0.09%
--------------------------------------------------------------------------------
                       0.46%                 0.46%
--------------------------------------------------------------------------------


                                             Money Market Funds Prospectus    15

Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
               California Tax-Free       Cash Investment          Government
                Money Market Fund       Money Market Fund      Money Market Fund
--------------------------------------------------------------------------------
  1 YEAR              $  46                   $  49                  $  51
  3 YEARS             $ 153                   $ 167                  $ 165
  5 YEARS             $ 270                   $ 296                  $ 289
 10 YEARS             $ 612                   $ 671                  $ 651
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                National Tax-Free                                Treasury Plus
                  Institutional          Prime Investment        Institutional
                Money Market Fund       Money Market Fund      Money Market Fund
--------------------------------------------------------------------------------
  1 YEAR              $  46                   $  56                  $  47
  3 YEARS             $ 164                   $ 176                  $ 163
  5 YEARS             $ 293                   $ 307                  $ 289
 10 YEARS             $ 668                   $ 689                  $ 658
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  100% Treasury
                Money Market Fund
--------------------------------------------------------------------------------
  1 YEAR              $  47
  3 YEARS             $ 167
  5 YEARS             $ 298
 10 YEARS             $ 681
--------------------------------------------------------------------------------



16   Money Market Funds Prospectus

Key Information
--------------------------------------------------------------------------------

In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust") or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.
--------------------------------------------------------------------------------

Important information you should look for as you decide to invest in a Fund The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.
--------------------------------------------------------------------------------

Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..    what the Fund is trying to achieve;

..    how we intend to invest your money; and

..    what makes the Fund different from the other Funds offered in this
     Prospectus.
--------------------------------------------------------------------------------

Permitted Investments
A summary of each Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.
--------------------------------------------------------------------------------

Important Risk Factors
Describes the key risk factors for each Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in bold, italicized print are defined in the Glossary.

                                                Money Market Funds Prospectus 17

California Tax-Free Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The California Tax-Free Money Market Fund seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------

Investment Strategies
We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term, U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations.
--------------------------------------------------------------------------------

Permitted Investments
     Under normal circumstances, we invest:

..    100% of total assets in high-quality, short-term money market instruments;

..    at least 80% of the Fund's assets in municipal obligations that provide income exempt from federal income tax and alternative minimum tax ("AMT"); and

..    at least 80% of the Fund's assets in municipal obligations that pay interest exempt from California individual income taxes, although it is our intention to invest substantially all of our assets in such obligations.
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. The Fund is considered to be non-diversified according to the 1940 Act. The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

18 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                   SERVICE CLASS SHARES--
                                                                   COMMENCED ON NOVEMBER 8, 1999
                                                                 ----------------------------------------------------------
                                                                 March 31,              March 31,               March 31,
For the period ended:                                              2002                   2001                    2000
                                                                 ----------------------------------------------------------

Net asset value, beginning of period                            $   1.00               $   1.00                  $  1.00

Income from investment operations:
   Net investment income (loss)                                     0.02                   0.03                     0.01
   Net realized and unrealized gain (loss) on investments           0.00                   0.00                     0.00

Total from investment operations                                    0.02                   0.03                     0.01

Less distributions:
   Dividends from net investment income                            (0.02)                 (0.03)                   (0.01)
   Distributions from net realized gain                             0.00                   0.00                     0.00

Total from distributions                                           (0.02)                 (0.03)                   (0.01)

Net asset value, end of period                                  $   1.00               $   1.00                  $  1.00

Total return/1/                                                     1.75%                  3.20%                    1.10%

Ratios/supplemental data:
   Net assets, end of period (000s)                             $262,866               $150,149                  $75,697

Ratios to average net assets/3/:
   Ratio of expenses to average net assets                          0.45%                  0.45%                    0.45%
   Ratio of net investment income (loss) to average net assets      1.62%                  3.10%                    2.69%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses /2/,/3/                      0.49%                  0.57%                    0.51%


/1/ Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/ Ratios shown for periods less than one year are annualized.

                                                Money Market Funds Prospectus 19

Cash Investment Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Cash Investment Money Market Fund seeks high current income, preservation of capital and liquidity.

--------------------------------------------------------------------------------
     Investment Strategies
     We invest in a broad spectrum of high-quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

--------------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries.

     The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

--------------------------------------------------------------------------------
     Important Risk Factors
     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations are subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

20 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                          SERVICE CLASS SHARES--
                                          COMMENCED ON OCTOBER 14, 1987
                                          ------------------------------------------------------------------------------------------
                                                March 31,      March 31,     March 31,       May 31,         May 31,        May 31,
For the period ended:                             2002           2001         2000/2/         1999            1998          1997/1/
                                          ------------------------------------------------------------------------------------------
Net asset value, beginning of period      $       1.00   $       1.00   $      1.00     $      1.00     $      1.00     $      1.00
Income from investment operations:
   Net investment income (loss)                   0.03           0.06          0.04            0.05            0.05            0.05
   Net realized and unrealized
   gain (loss) on investments                     0.00           0.00          0.00            0.00            0.00            0.00

Total from investment operations                  0.03           0.06          0.00            0.05            0.05            0.05

Less distributions:
   Dividends from net investment income          (0.03)         (0.06)        (0.04)          (0.05)          (0.05)          (0.05)
   Distributions from net realized gain           0.00           0.00          0.00            0.00            0.00            0.00

Total from distributions                         (0.03)         (0.06)        (0.04)          (0.05)          (0.05)          (0.05)

Net asset value, end of period            $       1.00   $       1.00   $      1.00     $      1.00     $      1.00     $      1.00

Total return/3/                                   3.05%          6.14%         4.37%           5.04%           5.42%           5.21%

Ratios/supplemental data:
 Net assets, end of period (000s)         $ 13,345,951   $ 12,307,775   $ 9,082,788     $ 5,481,802     $ 4,685,818     $ 2,147,894

Ratios to average net assets/5/:
Ratio of expenses to average net assets           0.48%          0.48%         0.48%/1/        0.48%/1/        0.48%/1/        0.48%
Ratio of net investment income (loss)
   to average net assets                          2.91%          5.94%         5.23%/1/        4.91%/1/        5.29%/1/        5.07%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/4/, /5/                               0.54%          0.54%         0.54%/1/        0.57%/1/        0.57%/1/        0.49%

/1/ Includes expenses allocated from the affiliated Portfolio(s) in which the Fund invested prior to November 8, 1999.
/2/  The Fund changed its fiscal year-end from May 31 to March 31.
/3/  Total returns for periods of less than one year are not annualized.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/  Ratios shown for periods less than one year are annualized.

                                             Money Market Funds Prospectus    21

Government Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Government Money Market Fund seeks high current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
     Investment Strategies
     We actively manage a portfolio composed substantially of short-term U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . at least 80% of the Fund's assets in U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
     Important Risk Factors
     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

22   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                 SERVICE CLASS SHARES--
                                                 COMMENCED ON NOVEMBER 16, 1987
                                                 -------------------------------------------------------------------------------
                                                 March 31,     March 31,       March 31,      May 31,      May 31,      May 31,
For the period ended:                              2002          2001            2000/1/       1999         1998         1997
                                                 -------------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00    $     1.00      $     1.00     $     1.00   $     1.00   $     1.00

Income from investment operations:
   Net investment income (loss)                    0.03          0.05            0.04           0.05         0.05         0.05
   Net realized and unrealized gain (loss)
     on investments                                0.00          0.00            0.00           0.00         0.00         0.00

Total from investment operations                   0.03          0.05            0.04           0.05         0.05         0.05

Less distributions:
   Dividends from net investment income           (0.03)        (0.05)          (0.04)         (0.05)       (0.05)       (0.05)
   Distributions from net realized gain            0.00          0.00            0.00           0.00         0.00         0.00

Total from distributions                          (0.03)        (0.05)          (0.04)         (0.05)       (0.05)       (0.05)

Net asset value, end of period               $     1.00    $     1.00      $     1.00     $     1.00   $     1.00   $     1.00

Total return/2/                                    2.86%         5.97%           4.18%          4.81%        5.20%        5.04%

Ratios/supplemental data:
   Net assets, end of period (000s)          $5,752,411    $3,181,143      $3,433,956     $3,368,534   $2,260,208   $1,912,574

Ratios to average net assets/4/:
   Ratio of expenses to average net assets         0.50%         0.50%           0.50%          0.50%        0.50%        0.49%
   Ratio of net investment income (loss)
     to average net assets                         2.67%         5.79%           4.94%          4.69%        5.08%        4.91%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3/, /4/                                0.52%         0.56%           0.54%          0.52%        0.51%        0.49%

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/4/  Ratios shown for periods less than one year are annualized.

                                                Money Market Funds Prospectus 23

National Tax-Free Institutional Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The National Tax-Free Institutional Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

     ---------------------------------------------------------------------------
     Investment Strategies
     We invest substantially all of the Fund's total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT, and up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax and federal AMT.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

     . up to 20% of the Fund's assets in municipal obligations the income from which may be subject to federal income tax or federal AMT; and

     .   up to 35% of total assets in issuers located in a single state.

     We may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.

     ---------------------------------------------------------------------------
     Important Risk Factors
     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

     Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

24 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                               SERVICE CLASS SHARES--
                                               COMMENCED ON AUGUST 3, 1993
                                               --------------------------------------------------------------------------------
                                               March 31,   March 31,     March 31,    May 31,        May 31,          May 31,
For the period ended:                            2002        2001          2000/1/     1999           1998             1997
                                               --------------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00  $     1.00    $     1.00  $     1.00       $   1.00         $   1.00

Income from investment operations:
   Net investment income (loss)                    0.02        0.04          0.03        0.03           0.03             0.03
   Net realized and unrealized gain (loss)
     on investments                                0.00        0.00          0.00        0.00           0.00             0.00

Total from investment operations                   0.02        0.04          0.03        0.03           0.03             0.03

Less distributions:
   Dividends from net investment income           (0.02)      (0.04)        (0.03)      (0.03)         (0.03)           (0.03)
   Distributions from net realized gain            0.00        0.00          0.00        0.00           0.00             0.00

Total from distributions                          (0.02)      (0.04)        (0.03)      (0.03)         (0.03)           (0.03)

Net asset value, end of period               $     1.00  $     1.00    $     1.00  $     1.00       $   1.00         $   1.00

Total return/2/                                    2.05%       3.78%         2.58%       2.97%          3.39%            3.28%

Ratios/supplemental data:
   Net assets, end of period (000s)          $1,433,976  $1,183,279    $1,124,073  $1,019,589       $977,693         $635,655

Ratios to average net assets/4/:
   Ratio of expenses to average net assets         0.45%       0.45%         0.45%       0.45%          0.45%            0.45%
   Ratio of net investment income (loss)
     to average net assets                         1.96%       3.68%         3.05%       2.91%          3.32%            3.21%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3/, /4/                                0.54%       0.56%         0.57%       0.57%          0.59%            0.70%

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/4/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 25

Prime Investment Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Prime Investment Money Market Fund seeks high current income consistent with the preservation of capital and liquidity.

     ---------------------------------------------------------------------------
     Investment Strategies
     We invest in a broad spectrum of high-quality money market instruments of domestic and foreign issuers. These include negotiable certificates of deposit, bank notes, bankers' acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking related subsidiaries of foreign banks. We limit investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 50% of total assets in high-quality, short-term obligations of domestic issuers;

     . more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries; and

     . up to 50% of total assets in high-quality, short-term obligations of foreign issuers.

     ---------------------------------------------------------------------------
     Important Risk Factors
     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

26   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                           SERVICE CLASS SHARES--COMMENCED
                                                                               ON SEPTEMBER 2, 1998
                                                     ---------------------------------------------------------------------
                                                         March 31,         March 31,         March 31,          May 31,
 For the period ended:                                    2002               2001            2000/1/             1999
                                                     ---------------------------------------------------------------------
 Net asset value, beginning of period                    $ 1.00            $ 1.00             $ 1.00             $ 1.00

 Income from investment operations:
   Net investment income (loss)                            0.03              0.06               0.04               0.04
   Net realized and unrealized gain (loss)
     on investments                                        0.00              0.00               0.00               0.00

 Total from investment operations                          0.03              0.06               0.04               0.04

 Less distributions:
   Dividends from net investment income                   (0.03)            (0.06)             (0.04)             (0.04)
   Distributions from net realized gain                    0.00              0.00               0.00               0.00

 Total from distributions                                 (0.03)            (0.06)             (0.04)             (0.04)

 Net asset value, end of period                          $ 1.00            $ 1.00             $ 1.00             $ 1.00

 Total return/2/                                           2.80%             6.02%              4.30%              3.59%

 Ratios/supplemental data:
   Net assets, end of period (000s)                 $ 2,006,493       $ 1,678,432         $  222,523          $  68,771

 Ratios to average net assets/5/:
   Ratio of expenses to average net assets                 0.55%             0.55%              0.55%/3/           0.54%/3/
   Ratio of net investment income (loss) to
     average net assets                                    2.64%             5.72%              5.15%/3/           4.69%/3/

 Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses/4/, /5/             0.55%             0.63%              0.93%/3/           0.74%/3/

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ Includes expenses allocated from the affiliated Portfolio(s) in which the Fund invested prior to November 8, 1999.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/  Ratios shown for periods of less than one year are annualized.

                                             Money Market Funds Prospectus    27

Treasury Plus Institutional Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Treasury Plus Institutional Money Market Fund seeks current income and stability of principal.

     ---------------------------------------------------------------------------

     Investment Strategies
     We invest in short-term obligations issued by the U.S. Treasury, plus we also invest in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . at least 80% of the Fund's assets in U.S. Treasury obligations, including repurchase agreements collateralized by U.S. Treasury obligations.

     ---------------------------------------------------------------------------
     Important Risk Factors
     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.


28   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                              --------------------------------------------------------------------------------------
                                                                        SERVICE CLASS SHARES--COMMENCED
                                                                                ON OCTOBER 1, 1985
                                              --------------------------------------------------------------------------------------
                                                 March 31,         March 31,          March 31,        March 31,         March 31,
 For the period ended:                             2002              2001               2000             1999              1998
                                              --------------------------------------------------------------------------------------
 Net asset value, beginning of period        $      1.00       $      1.00          $    1.00        $    1.00         $    1.00

 Income from investment operations:
   Net investment income (loss)                     0.03              0.06               0.05             0.05              0.05
   Net realized and unrealized gain (loss)
     on investments                                 0.00              0.00               0.00             0.00              0.00

 Total from investment operations                   0.03              0.06               0.05             0.05              0.05

 Less distributions:
   Dividends from net investment income            (0.03)            (0.06)             (0.05)           (0.05)            (0.05)
   Distributions from net realized gain             0.00              0.00               0.00             0.00              0.00

 Total from distributions                          (0.03)            (0.06)             (0.05)           (0.05)            (0.05)

 Net asset value, end of period              $      1.00       $      1.00          $    1.00        $    1.00         $    1.00

 Total return                                       2.73%             5.83%              4.76%            4.83%             5.20%

 Ratios/supplemental data:
   Net assets, end of period (000s)          $ 1,158,202       $ 1,050,508          $ 468,150        $ 447,886         $ 367,111

 Ratios to average net assets:
   Ratio of expenses to average net assets          0.46%             0.46%              0.45%            0.45%             0.45%
   Ratio of net investment income (loss)
   to average net assets                            2.54%             5.64%              5.04%            4.70%             5.07%

 Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/1/                                      0.53%             0.55%              0.63%            0.70%             0.65%


/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                               Money Market Funds Prospectus  29

100% Treasury Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The 100% Treasury Money Market Fund seeks stability of principal and current income that is exempt from most state and local individual income taxes.

     ---------------------------------------------------------------------------
     Investment Strategies
     We actively manage a portfolio composed of short-term obligations issued by the U.S. Treasury.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     .    100% of the Fund's assets in U.S. Treasury obligations.

     ---------------------------------------------------------------------------
     Important Risk Factors
     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

     Any capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page 46, and the Statement of Additional Information.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

30   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                        SERVICE CLASS SHARES--
                                                        COMMENCED ON DECEMBER 3, 1990
                                                        ------------------------------------------------------------------------
                                                         March 31,     March 31,    March 31,    May 31,     May 31,     May 31,
For the period ended:                                      2002           2001       2000/1/       1999        1998        1997
                                                        ------------------------------------------------------------------------
Net asset value, beginning of period                    $     1.00    $     1.00  $      1.00  $     1.00  $     1.00  $     1.00

Income from investment operations:
   Net investment income (loss)                               0.03          0.05         0.04        0.04        0.05        0.05
   Net realized and unrealized gain (loss)
     on investments                                           0.00          0.00         0.00        0.00        0.00        0.00

Total from investment operations                              0.03          0.05         0.00        0.04        0.05        0.05

Less distributions:
   Dividends from net investment income                      (0.03)        (0.05)       (0.04)      (0.04)      (0.05)      (0.05)
   Distributions from net realized gain                       0.00          0.00         0.00        0.00        0.00        0.00

Total from distributions                                     (0.03)        (0.05)       (0.04)      (0.04)      (0.05)      (0.05)

Net asset value, end of period                          $     1.00    $     1.00  $      1.00  $     1.00  $     1.00  $     1.00

Total return/2/                                               2.68%         5.59%        3.94%       4.49%       5.00%       4.87%

Ratios/supplemental data:
   Net assets, end of period (000s)                     $2,501,888    $2,254,618  $ 1,702,250  $1,548,549  $1,440,515  $1,003,697

Ratios to average net assets/4/:
   Ratio of expenses to average net assets                    0.46%         0.46%        0.46%       0.46%       0.46%       0.46%
   Ratio of net investment income (loss) to
     average net assets                                       2.53%         5.41%        4.67%       4.34%       4.89%       4.74%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3/, /4/                                           0.55%         0.55%        0.54%       0.53%       0.54%       0.53%

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/4/  Ratios shown for periods less than one year are annualized.

                                               Money Market Funds Prospectus  31

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

..    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

..    We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

..    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisers, offer or promise to make good any such losses.

..    An investment in a single Fund, by itself, does not constitute a complete investment plan.

..    Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk--The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

32 Money Market Funds Prospectus

--------------------------------------------------------------------------------

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk--The risk that, because the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                               Money market Funds Prospectus  33

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with the practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                                                         NATIONAL
                                                                                 CALIFORNIA     CASH                     TAX-FREE
                                                                                  TAX-FREE    INVESTMENT  GOVERNMENT   INSTITUTIONAL
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                           PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies                                            Leverage Risk          X            X           X              X
The ability to borrow money for temporary purposes
(e.g. to meet shareholder redemptions).

Floating and Variable Rate Debt                               Interest Rate and
Instruments with interest rates that are adjusted             Credit Risk            X            X           X              X
either on a schedule or when an index or benchmark changes.

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies,    Foreign Investment,                 X
foreign banks, foreign governments, and other foreign         Liquidity and
entities.                                                     Regulatory Risk

Illiquid Securities
A security which may not be sold or disposed of in the        Liquidity Risk         X            X            X             X
ordinary course of business within seven days at the
value determined by the Fund. Limited to 10% of net
assets.

Other Mutual Funds
Investments by the Fund in shares of other mutual funds,      Market Risk            X            X            X             X
which will cause Fund shareholders to bear a pro rata
portion of the other funds' expenses, in addition to the
expenses paid by the Fund.

Repurchase Agreements
A transaction in which the seller of a security agrees        Counter-Party Risk                  X            X
to buy back a security at an agreed upon time and price,
usually with interest.

                                                                                                      TREASURY
                                                                                        PRIME           PLUS           100%
                                                                                      INVESTMENT    INSTITUTIONAL    TREASURY
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                           PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies                                            Leverage Risk               X               X             X
The ability to borrow money for temporary purposes
(e.g. to meet shareholder redemptions).

Floating and Variable Rate Debt                               Interest Rate and
Instruments with interest rates that are adjusted             Credit Risk                 X               X
either on a schedule or when an index or benchmark changes.

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies,    Foreign Investment,         X
foreign banks, foreign governments, and other foreign         Liquidity and
entities.                                                     Regulatory Risk

Illiquid Securities
A security which may not be sold or disposed of in the        Liquidity Risk              X               X
ordinary course of business within seven days at the
value determined by the Fund. Limited to 10% of net
assets.

Other Mutual Funds
Investments by the Fund in shares of other mutual funds,      Market Risk                 X               X
which will cause Fund shareholders to bear a pro rata
portion of the other funds' expenses, in addition to the
expenses paid by the Fund.

Repurchase Agreements
A transaction in which the seller of a security agrees        Counter-Party Risk          X               X
to buy back a security at an agreed upon time and price,
usually with interest.


34    Money Market Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

----------------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
----------------------------------------------------------------------------------------
                        Supervises the Funds' activities
----------------------------------------------------------------------------------------
           INVESTMENT ADVISER                                CUSTODIAN
----------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC             Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA             6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities      Provides safekeeping for the Funds' assets
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISER
----------------------------------------------------------------------------------------
                      Wells Capital Management Incorporated
                                525 Market Street
                                San Francisco, CA
                 Responsible for day-to-day portfolio management
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                                          SHAREHOLDER
                                         TRANSFER                          SERVICING
    ADMINISTRATOR                         AGENT                              AGENTS
----------------------------------------------------------------------------------------
    Wells Fargo Funds             Boston Financial Data               Various Agents
    Management, LLC               Services, Inc.
    525 Market St.                Two Heritage Dr.
    San Francisco, CA             Quincy, MA

    Manages the Funds'            Maintains records                   Provide
    business activities           of shares and                       services to
                                  supervises the payment              customers
                                  of dividends
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
----------------------------------------------------------------------------------------
         Advise current and prospective shareholders on Fund investments
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                  SHAREHOLDERS
----------------------------------------------------------------------------------------

                                               Money Market Funds Prospectus  35

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2002, Funds Management and its affiliates provided advisory services for over $177 billion in assets. For providing these services Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

The Sub-Adviser
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, WCM is responsible for the day-to-day investment management activities of the Funds. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2002, WCM provided advisory services for assets aggregating in excess of $110 billion.

WCM is compensated for its services by Funds Management from the fees that Funds Management receives for its services as adviser.

The Administrator
Funds Management provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Fund Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Service Class shares of the Cash Investment Money Market, National Tax-Free Institutional Money Market, Prime Investment Money Market and the Treasury Plus Institutional Money Market Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

36  Money Market Funds Prospectus

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
.. As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

..  We process requests to buy or sell shares of the Funds each business day.
   Requests we receive in proper form for the Cash Investment Money Market, Government Money Market, Prime Investment Money Market, and Treasury Plus Institutional Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds before 5:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the 100% Treasury Money Market Fund before 1:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the California Tax-Free Money Market and National Tax-Free Institutional Money Market Funds before 12:00 noon (ET) generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

.. We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds at 5:00 p.m.
   (ET), of the Government Money Market and Prime Investment Money Market Funds at 3:00 p.m. (ET), of the 100% Treasury Money Market Fund at 1:00 p.m. (ET), of the California Tax-Free Money Market and of the National Tax-Free Institutional Money Market Fund at 12:00 noon (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

You Can Buy Fund Shares
.. By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment);

..  Through a brokerage account with an approved selling agent; or

.. Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

                                               Money Market Funds Prospectus  37

Your Account
--------------------------------------------------------------------------------

Minimum Investments
..  $100,000 minimum initial investment.

.. No minimum subsequent investment limitation so long as the account balance does not fall below the minimum initial investment.

   We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

38  Money Market Funds Prospectus

                                                              How to Buy Shares
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

BY MAIL
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

..   Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

..   Enclose a check for at least $100,000 made out in the full name and share class of the Fund. For example, "Wells Fargo Treasury Plus Institutional Money Market Fund, Service Class." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

..   All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

..   Mail to: Wells Fargo Funds  Overnight Mail Only: Wells Fargo Funds
             P.O. Box 8266                           ATTN: CCSU-Boston Financial
             Boston, MA 02266-8266                   66 Brooks Drive
                                                     Braintree, MA 02184

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

..   Make a check payable to the full name and share class of your Fund. Be sure to write your account number on the check as well.

..   Enclose the payment stub/card from your statement if available.

..   Mail to: Wells Fargo Funds
             P.O. Box 8266
             Boston, MA 02266-8266

                                               Money Market Funds Prospectus  39

Your Account
--------------------------------------------------------------------------------

BY WIRE
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

..   You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

..   If you do not currently have an account, complete a Wells Fargo Funds
    Application. You must wire at least $100,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

..   All purchases must be made in U.S. dollars and all checks must be drawn on
    U.S. banks.

..   Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application and payment in proper order.

..   Overnight Application to: Wells Fargo Funds
                              ATTN: CCSU-Boston Financial
                              66 Brooks Drive
                              Braintree, MA 02184


..   Wire money to:            State Street Bank & Trust  Attention:
                              Boston, MA                 Wells Fargo Funds (Name
                                                         of Fund, Account Number
                              Bank Routing Number:       and Share Class)
                              ABA 011-000028

                              Wire Purchase Account      Account Name:
                              Number:                    (Registration Name
                              9905-437-1                 Indicated on
                                                         Application)

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

..   Instruct your wiring bank to transmit the amount of your investment according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

..   Wire money to:            State Street Bank & Trust  Attention:
                              Boston, MA                 Wells Fargo Funds (Name
                                                         of Fund, Account Number
                                                         and Share Class)
                              Bank Routing Number:
                              ABA 011-000028             Account Name:
                                                         (Registration Name
                              Wire Purchase Account      Indicated on Account)
                              Number: 9905-437-1

40  Money Market Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

BY PHONE
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

..   You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

Call Investor Services at 1-800-222-8222 option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response service to either:

..   transfer at least $100,000 from a linked settlement account, or

..   exchange at least $100,000 worth of shares from an existing Wells Fargo
    Funds Account.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

Call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 2 to use our Automated Voice Response service to either:

..   transfer money from a linked settlement account, or

..   exchange shares from an existing Wells Fargo Funds Account.

                                               Money Market Funds Prospectus  41

Your Account
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------

..    Write a "Letter of Instruction" stating your name, your account number, the
     Fund you wish to redeem and the dollar amount of the redemption you wish to receive (or write "Full Redemption").

..    Make sure all the account owners sign the request exactly as their names appear on the account application.

..    You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

..    Signature Guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if a redemption is made payable to a third party. You can get a signature guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

..    Mail to: Wells Fargo Funds
              P.O. Box 8266
              Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

..    Call Investor Services at 1-800-222-8222, option 0, for an Investor
     Services Representative or option 2 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

..    You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

..    Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

..    Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

..    We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

42  Money Market Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------

..    Checking-writing privileges are available to certain former shareholders of the Brenton U.S. Government Money Market Fund who had check-writing privileges. State Street Bank and Trust Company (the "Bank") will provide shareholders of Service Class shares upon request, with forms of checks drawn on the Bank. Checks may be payable in any amount not less than $500. Shareholders wishing to avail themselves of this redemption by check privilege must so elect on their Account Application Form and must execute signature cards (for additional information, see the reverse side of the signature card). Additional documentation will be required from corporations, partnerships, fiduciaries or other institutional investors. All checks must be signed by the shareholder(s) of record exactly as the account is registered before the Bank will honor them. The shareholders of joint accounts may authorize each shareholder to redeem by check. Shareholders who purchase shares by check (including certified checks or cashiers checks) may write checks against those shares only after they have been on the Fund's books for 15 days. When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. If the amount of the check is greater than the value of the shares held in the shareholders' account, the check will be returned unpaid, and the shareholder may be subject to extra charges. The check may not draw on month-to-date dividends which have been declared but not distributed. Checks should not be used to close a Fund account because when the check is written, the shareholder will not know the exact total value of the account on the day the check clears. There is presently no charge to the shareholder for the maintenance of this special checking account or for the clearance of any checks, but the Trust reserves the right to impose such charges or to modify or terminate the redemption by check privilege at any time.

..    Call: 1-800-222-8222, option 0, to order checks.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------

..    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day.

..    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

..    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

..    Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                               Money Market Funds Prospectus  43

Your Account                                              How to Exchange Shares
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the Prospectus for the Fund into which you wish to exchange.

     . Service Class shares may be exchanged for other Service Class shares, or for Class A shares in certain qualified accounts.

     . If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price ("POP") of the new Fund, which includes a sales load.

     . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

     . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

     . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

     Contact your account representative for further details.

44 Money Market Funds Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

     Automatic Programs

     These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25/th/ day of the month. Systematic withdrawals may only be processed on or about the 25/th/ day of the month. Call Investor Services at 1-800-222-8222 for more information.

     . Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase, and specify an amount of at least $100.

     . Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

     . Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

         .  must have a Fund account valued at $10,000 or more;

         .  must have your distributions reinvested; and

         .  may not simultaneously participate in the Systematic Purchase
            Program.

     It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

     Income and Gain Distributions

     The Funds in this Prospectus declare distributions of net investment income daily, make such distributions monthly and make any capital gain distributions at least annually.

     We offer the following distributions options:

     . Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

     . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

     . Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                               Money Market Funds Prospectus  45

Additional Services and Other Information
--------------------------------------------------------------------------------

..  Directed Distribution Purchase Option--Lets you buy shares of a different
   Well Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes
The following discussion regarding federal and state income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser with respect to your specific tax situation. Please see the Statement of Additional Information for a further discussion of income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions from the California Tax-Free Money Market and National Tax-Free Money Market Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions from the California Tax-Free Money Market Fund's net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax. Distributions from net investment income from the California Tax-Free Money Market Fund and National Tax-Free Institutional Money Market Fund attributable to other sources, net investment income from the other Funds attributable to all sources and net short-term capital gain of all of the Funds generally will be taxable to you as ordinary income.

Distributions of a Fund's net long-term capital gain generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income. Distributions from the 100% Treasury Money Market Fund's net investment income will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

Distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. At the end of every year, we will notify you of the federal income tax status of your distributions for the year.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Request for Multiple Copies of Shareholder Documents
To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and would prefer to receive multiple copies, please call your selling agent.

46  Money Market Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day
Generally, Monday through Friday with the exception of any federal bank holiday.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets. Non-diversified funds are not required to comply with such investment policies.

Dollar-Denominated
Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration
A measure of a security's or a portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

                                               Money Market Funds Prospectus  47

Glossary
--------------------------------------------------------------------------------

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations
Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Preservation of Capital
The attempt by a fund's manager to defend against drops in the net asset value of fund shares in order to preserve the initial investment.

Public Offering Price
The NAV with the sales load.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Stability of Principal
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share NAV.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

48  Money Market Funds Prospectus

--------------------------------------------------------------------------------

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                                               Money Market Funds Prospectus  49

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The
Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at  http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL


P011 (08/02)
ICA Reg. No.
811-09253                                                    [LOGO]
#522764                                              Printed on Recycled Paper

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO MONEY MARKET TRUST FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                 California Tax-Free Money Market Trust

                                 Money Market Trust

                                 National Tax-Free Money Market Trust

                                                                  August 1, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


Trust

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                               Money Market Trusts
---------------------------------------------------------------------------------------------------
Overview                              Objectives and Principal Strategies                         4
                                      Summary of Important Risks                                  6
Important summary information         Performance History                                         7
about the Funds.                      Summary of Expenses                                        10
                                      Key Information                                            12

---------------------------------------------------------------------------------------------------
The Funds                             California Tax-Free Money Market Trust                     14
Important information about           Money Market Trust                                         16
the individual Funds.                 National Tax-Free Money Market Trust                       18
                                      Additional Strategies and
                                        General Investment Risks                                 20
                                      Organization and Management
                                        of the Funds                                             23
---------------------------------------------------------------------------------------------------
Your Investment
                                      Your Account                                               25
How to open an account and              How to Buy Shares                                        25
how to buy and sell Fund shares.        How to Sell Shares                                       26
---------------------------------------------------------------------------------------------------
Reference
                                      Other Information                                          27
Additional information and term       Glossary                                                   28
definitions.

Wells Fargo Money Market Trusts Overview
--------------------------------------------------------------------------------

See the individual Fund descriptions in this Prospectus for further details. Words appearing in bold, italicized print are defined in the Glossary.

--------------------------------------------------------------------------------
FUND                          OBJECTIVE
--------------------------------------------------------------------------------
  California Tax-Free         Seeks current income exempt from federal income
  Money Market Trust          tax and California individual income tax, while
                              preserving capital and liquidity.

  Money Market Trust          Seeks current income and stability of principal.

  National Tax-Free Money     Seeks current income exempt from federal income
  Market Trust                tax, while preserving capital and liquidity.

4   Money Market Trusts Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest in high-quality, short-term California municipal obligations.

We invest in high-quality money market instruments.

We invest in high-quality, short-term municipal obligations.

                                              Money Market Trusts Prospectus   5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..  the individual Fund Descriptions later in this Prospectus;

.. the "Additional Strategies and General Investment Risks" section beginning on page 20; and

..  the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund's yield to the extent they affect the yield of instruments available for purchase by a Fund.

The California Tax-Free Money Market Trust and the National Tax-Free Money Market Trust invest in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available about other types of securities issuers.

The California Tax-Free Money Market Trust is considered to be non-diversified according to the Investment Company Act of 1940 (the "1940 Act"). The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. All other Funds in the Prospectus are considered to be diversified.

--------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------

California Tax-Free Money Market Trust
Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

6  Money Market Trusts Prospectus

Performance History
--------------------------------------------------------------------------------

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

California Tax-Free Money Market Trust Calendar Year Returns*

[GRAPH]

'98   3.03%
'99   2.84%
'00   3.46%
'01   2.37%

Best Qtr.: Q4 '00 . 0.92%           Worst Qtr.: Q4 '01 . 0.41%

* The Fund's year-to-date performance through June 30, 2002 was 0.66%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

  Average annual total return
                                                                           Life
  for the period ended 12/31/01                                 1 year   of Fund

  California Tax-Free Money Market Trust (Incept. 5/5/97)        2.37%     2.99%
  iMoneyNet California State Specific Institutional
  Money Fund Average                                             2.10%     3.02%

                                              Money Market Trusts Prospectus   7

Performance History
--------------------------------------------------------------------------------

Money Market Trust Calendar Year Returns*

[GRAPH]

'92   3.42%
'93   2.82%
'94   4.15%
'95   5.86%
'96   5.41%
'97   5.57%
'98   5.51%
'99   5.17%
'00   6.46%
'01   4.27%

Best Qtr.: Q4 '00 . 1.66%             Worst Qtr.: Q4 '01 . 0.65%


* The Fund's year-to-date performance through June 30, 2002 was 0.91%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return
for the period ended 12/31/01                 1 year     5 years      10 years

Money Market Trust (Incept. 9/17/90)           4.27%       5.39%        4.86%

iMoneyNet First Tier Institutional
Money Fund Average                             3.93%       5.77%        5.93%

8  Money Market Trusts Prospectus

National Tax-Free Money Market Trust Calendar Year Returns*

[GRAPH]
'98   3.29%
'99   3.09%
'00   4.07%
'01   2.73%

Best Qtr.: Q4 '00 . 1.06%           Worst Qtr.: Q4 '01 . 0.48%

* The Fund's year-to-date performance through June 30, 2002 was 0.70%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

  Average annual total return                                             Life
  for the period ended 12/31/01                                1 year    of Fund

  National Tax-Free Money Market Trust (Incept. 11/10/97)       2.73%     3.31%

  iMoneyNet Tax-Free Institutional Money Fund Average           2.42      3.24%

                                             Money Market Trusts Prospectus    9

Money Market Trusts
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                All Funds
---------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                               None

Maximum deferred sales charge (load) (as a
percentage of the lower of the Net Asset Value
("NAV") at purchase or the NAV at redemption)                                     None
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                     California Tax-Free                         National Tax-Free
                                      Money Market Trust    Money Market Trust   Money Market Trust
----------------------------------------------------------------------------------------------------
Management Fees                             0.00%                 0.00%                0.00%
Distribution (12b-1) Fees                   0.00%                 0.00%                0.00%
Other Expenses/2/                           0.25%                 0.22%                0.24%
----------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.25%                 0.22%                0.24%
----------------------------------------------------------------------------------------------------
Fee Waivers                                 0.05%                 0.02%                0.04%
----------------------------------------------------------------------------------------------------
NET EXPENSES/1/                             0.20%                  0.20%               0.20%
----------------------------------------------------------------------------------------------------

/1/ The adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

/2/  Other expenses may include expenses payable to affiliates of Wells Fargo
     Bank.

10   Money Market Trusts Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                California Tax-Free                            National Tax-Free
                Money Market Trust      Money Market Trust    Money Market Trust
--------------------------------------------------------------------------------
     1YEAR             $  20                   $  20                $  20
     3YEARS            $  75                   $  69                $  73
     5YEARS            $ 136                   $ 122                $ 131
    10YEARS            $ 313                   $ 278                $ 302
--------------------------------------------------------------------------------

                                              Money Market Trusts Prospectus  11

Key Information
--------------------------------------------------------------------------------

In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..    what the Fund is trying to achieve;

..    how we intend to invest your money; and

..    what makes the Fund different from the other Funds offered in this
     Prospectus.


--------------------------------------------------------------------------------
Permitted Investments
A summary of each Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for each Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in bold, italicized print are defined in the Glossary.

12  Money Market Trusts Prospectus

                                              THIS PAGE INTENTIONALLY LEFT BLANK
--------------------------------------------------------------------------------

California Tax-Free Money Market Trust
--------------------------------------------------------------------------------

Investment Objective
The California Tax-Free Money Market Trust seeks high current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
Investment Strategies

We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the State of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

..  100% of total assets in high-quality, short-term money market instruments;

.. at least 80% of the Fund's assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax ("AMT"); and

.. at least 80% of the Fund's assets in municipal obligations that pay interest exempt from California individual income tax, although it is our intention to invest substantially all of our assets in such obligations.

Important Risk Factors

The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. The Fund is considered to be non-diversified according to the 1940 Act. The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 20. These considerations are all important to your investment choice.

14 Money Market Trusts Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                  COMMENCED
                                                  ON MAY 5, 1997
                                                  -------------------------------------------------------------
                                                   March 31,  March 31,    March 31,   March 31,     March 31,
For the period ended:                                2002       2001         2000        1999          1998
                                                  -------------------------------------------------------------
Net asset value, beginning of period              $    1.00   $   1.00    $   1.00    $   1.00      $    1.00

Income from investment operations:
   Net investment income (loss)                        0.02       0.03        0.03        0.03           0.03
   Net realized and unrealized gain (loss)
     on investments                                    0.00       0.00        0.00        0.00           0.00

Total from investment operations                       0.02       0.03        0.03        0.03           0.03

Less distributions:
   Dividends from net investment income               (0.02)     (0.03)      (0.03)       (0.03)        (0.03)
   Distributions from net realized gain                0.00       0.00        0.00         0.00          0.00

Total from distributions                              (0.02)     (0.03)      (0.03)       (0.03)        (0.03)

Net asset value, end of period                    $    1.00   $   1.00    $   1.00   $    1.00     $     1.00

Total return/1/                                        2.01%      3.41%       2.93%       2.93%          2.94%

Ratios/supplemental data:
   Net assets, end of period (000s)               $ 852,775   $590,286   $ 540,704   $ 549,289     $  636,441

Ratios to average net assets/3/:
   Ratio of expenses to average net assets             0.20%      0.20%       0.20%       0.20%          0.20%
   Ratio of net investment income (loss) to
     average net assets                                1.92%      3.33%       2.89%       2.91%          3.18%

Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2/, /3/      0.25%      0.23%       0.67%       0.91%          0.85%

/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  Ratios shown for periods of less than one year are annualized.

                                              Money Market Trusts Prospectus  15

Money Market Trust
--------------------------------------------------------------------------------

Investment Objective
The Money Market Trust seeks current income and stability of principal.
--------------------------------------------------------------------------------

Investment Strategies
The Fund pursues its objective by investing in high-quality U.S.
dollar-denominated money market instruments. These include banker's acceptances, bank notes, certificates of deposit, commercial paper and repurchase agreements.
--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

..  100% of total assets in high-quality, short-term money market instruments;
   and

.. more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries.

The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 20. These considerations are all important to your investment choice.

16  Money Market Trusts Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------
This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                       COMMENCED ON SEPTEMBER 17, 1990

                                                      March 31,        March 31,   March 31,      March 31,   March 31,
     For the period ended:                              2002             2001        2000           1999        1998
     Net asset value, beginning of period           $      1.00      $      1.00  $    1.00      $    1.00   $    1.00

     Income from investment operations:
       Net investment income (loss)                        0.03             0.06       0.05           0.05        0.05
       Net realized and unrealized gain
          (loss) on investments                            0.00             0.00       0.00           0.00        0.00

     Total from investment operations                      0.03             0.06       0.05           0.05        0.05

     Less distributions:
        Dividends from net investment income              (0.03)           (0.06)     (0.05)         (0.05)      (0.05)
        Distributions from net realized gain               0.00             0.00       0.00           0.00        0.00

     Total from distributions                             (0.03)           (0.06)     (0.05)         (0.05)      (0.05)

     Net asset value, end of period                 $      1.00      $      1.00  $    1.00      $    1.00   $    1.00

     Total return                                          3.27%            6.44%      5.43%          5.35%       5.62%

     Ratios/supplemental data:
        Net assets, end of period (000s)            $ 1,776,435      $ 1,161,092  $ 713,278      $ 471,923   $ 630,770

     Ratios to average net assets:
        Ratio of expenses to average
             net assets                                    0.20%            0.20%      0.20%          0.20%       0.20%
        Ratio of net investment income (loss)
             to average net assets                         3.02%            6.20%      5.35%          5.20%       5.46%

     Ratio of expenses to average net assets
        prior to waived fees and reimbursed
        expenses/1/                                        0.22%            0.22%     0.48%           0.61%      0.61%

--------------------------------------------------------------------------------

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                      Money Market Prospectus 17

National Tax-Free Money Market Trust
--------------------------------------------------------------------------------

Investment Objective
The National Tax-Free Money Market Trust seeks a high level of income exempt from federal income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT, and up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax or federal AMT.

--------------------------------------------------------------------------------
Permitted Investments
Under normal circumstances, we invest:

..  100% of total assets in high-quality, short-term money market instruments;

.. at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

.. up to 20% of the Fund's assets in municipal obligations, the income from which may be subject to federal income tax or federal AMT; and

..  up to 35% of total assets in issuers located in a single state.

We may also invest up to 25% of total assets in industrial development bonds and in participation interests in these securities.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 20. These considerations are all important to your investment choice.

18  Money Market Trusts Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                  COMMENCED
                                                  ON NOVEMBER 10, 1997
                                                  -------------------------------------------------------------
                                                   March 31,  March 31,    March 31,   March 31,     March 31,
For the period ended:                                2002       2001         2000        1999          1998
                                                  -------------------------------------------------------------
Net asset value, beginning of period              $    1.00   $    1.00    $   1.00    $   1.00      $    1.00

Income from investment operations:
   Net investment income (loss)                        0.02        0.04        0.03        0.03           0.01
   Net realized gain (loss)
     on investments                                    0.00        0.00        0.00        0.00           0.00

Total from investment operations                       0.02        0.04        0.03        0.03           0.01

Less distributions:
   Dividends from net investment income               (0.02)      (0.04)      (0.03)      (0.03)         (0.01)
   Distributions from net realized gain                0.00        0.00        0.00        0.00           0.00

Total from distributions                              (0.02)      (0.04)      (0.03)      (0.03)         (0.01)

Net asset value, end of period                    $    1.00   $    1.00   $    1.00   $    1.00     $     1.00

Total return/1/                                        2.25%       4.01%       3.30%       3.16%          1.30%

Ratios/supplemental data:
   Net assets, end of period (000s)               $ 627,773   $ 339,791   $ 269,943   $ 233,546     $  229,447

Ratios to average net assets/3/:
   Ratio of expenses to average net assets             0.20%       0.20%       0.20%       0.20%          0.20%
   Ratio of net investment income (loss) to
     average net assets                                2.08%       3.89%       3.27%       3.09%          3.32%

Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2/, /3/      0.24%       0.25%       0.52%       0.68%          0.63%

/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or The ratio of expenses were waived and/or gross expenses reimbursed. to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  Ratios shown for periods of less than one year are annualized.

                                              Money Market Trusts Prospectus  19

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

.. Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

.. We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

.. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good any such losses.

.. An investment in a single Fund, by itself, does not constitute a complete investment plan.

.. Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk--The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

20  Money Market Trusts Prospectus

--------------------------------------------------------------------------------

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk--The risk that, because the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                              Money Market Trusts Prospectus  21

Additional Strategies and General Investment Risks
------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                CALIFORNIA TAX-FREE  MONEY MARKET NATIONAL TAX-FREE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                      PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary purposes       Leverage Risk                      x              x              x
(e.g. to meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted        Interest Rate and                  x              x              x
either on a schedule or and when an index or             Credit Risk
benchmark changes.

Foreign Obligations                                      Foreign Investment,
Dollar-denominated debt obligations of non-U.S.          Liquidity and
companies, foreign banks, foreign governments, and       Regulatory Risk                                   x
other foreign entities.

Illiquid Securities
A security which may not be sold or disposed of in the   Liquidity Risk
ordinary course of business within seven days at the                                        x              x              x
value determined by the Fund. Limited to 10% of net
assets.

Other Mutual Funds
Investments by the Fund in shares of other mutual funds, Market Risk                        x              x              x
which will cause Fund shareholders to bear a pro rata
portion of the other fund's expenses,in addition to the
expenses paid by the Fund.

Repurchase Agreements
A transaction in which the seller of a security agrees   Counter-Party Risk                                x
to buy back a security at an agreed upon time and price,
usually with interest.




22 Money Market Trusts Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

--------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                        Supervises the Funds' activities
--------------------------------------------------------------------------------
       INVESTMENT ADVISER                                CUSTODIAN
--------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC           Wells Fargo Bank Minnesota, N.A.
525 Market St.                              6th & Marquette
San Francisco, CA                           Minneapolis, MN
Manages the Funds' investment activities    Provides safekeeping for the Funds'
                                            assets
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------
                      Wells Capital Management Incorporated
                                 525 Market St.
                                San Francisco, CA
                 Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     ADMINISTRATOR                                     TRANSFER AGENT
--------------------------------------------------------------------------------
    Wells Fargo Funds                       Boston Financial Data
    Management, LLC                         Services, Inc.
    525 Market St.                          Two Heritage Dr.
    San Francisco, CA                       Quincy, MA

    Manages the Funds' business             Maintains records of shares and
    activities                              supervises the payment of dividends
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            FINANCIAL SERVICES FIRMS
--------------------------------------------------------------------------------
         Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  SHAREHOLDERS
--------------------------------------------------------------------------------

                                               Money Market Trusts Prospectus 23

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States.The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2002, Funds Management and its affiliates provided advisory services for over $177 billion in assets. Funds Management currently does not receive fees for its services as adviser.

The Sub-Adviser
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, WCM is responsible for the day-to-day investment management activities of the Funds. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2002, WCM provided investment advisory services for over $110 billion in assets. WCM currently does not receive fees for its services as sub-adviser.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

24    Money Market Trusts Prospectus

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares
.. As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

.. We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. We determine the NAV for the Money Market Trust at 3:00 p.m. (ET), and for the other Funds at 12:00 noon (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

..  We process requests to buy or sell shares of the Funds each business day.
   Requests we receive in proper form for each Fund except the Money Market Trust generally are processed at 12:00 noon (ET) on the same day. Requests we receive in proper form for the Money Market Trust generally are processed at 3:00 p.m. (ET) on the same day. Earlier purchase and redemption cutoff times may be established by your institution. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times are processed the next business day.

Minimum Investments
.. Trust shares have no minimum initial or subsequent investment requirement, but can only be purchased within certain trust accounts.

How to Buy Shares
Typically, Trust class shares are bought and held on your behalf by the institution through which you are investing. Investors interested in purchasing Trust Class shares of the Funds should contact an account representative at their institution and should understand the following:

.. Share purchases are made through a Customer Account at an institution in accordance with the terms of the Customer Account involved;

.. Institutions are usually the holders of record of Trust Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

.. Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

.. Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

.. Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and

.. All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

                                             Money Market Trusts Prospectus   25

Your Account
--------------------------------------------------------------------------------

How to Sell Shares
Trust Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the institution. Please read the Customer Account agreement with your institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day. Redemption proceeds are usually wired to the redeeming institution the following business day.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

26  Money Market Trusts Prospectus

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Funds in this Prospectus declare distributions of net investment income daily, make such distributions monthly, and make any capital gain distributions at least annually.

Taxes
The following discussion regarding federal income and California individual income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions from the California Tax-Free Money Market and National Tax-Free Money Market Trusts' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. Distributions of the California Tax-Free Money Market Trust's net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax. Distributions from net investment income from these funds attributable to other sources, net investment income from the Money Market Trust attributable to all sources, and net short-term capital gain from all of the Funds generally will be taxable to you as ordinary income.

Distributions from a Fund's net long-term capital gain generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. At the end of every year, we will notify you of the status of your distributions for the year.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption of your Fund shares.

Request for Multiple Copies of Shareholder Documents
To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and would prefer to receive multiple copies, please call your customer account representative.


                                               Money Market Trusts Prospectus 27

Glossary
--------------------------------------------------------------------------------
We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day
Generally, Monday through Friday with the exception of any federal bank holiday.

Commercial Paper
Debt instruments ussued by banks, corporation and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets. Non-diversified funds are not required to comply with such investment policies.

Dollar-Denominated
Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration
A measure of a security's or a portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which may not be readily sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

28   Money Market Trusts Prospectus

-------------------------------------------------------------------------------
Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations
Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Stability of Principal
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share NAV.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                                            Money Market Trusts Prospectus    29

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The or Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266;

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P012 (08/02)
ICA Reg. No.                                             [LOGO]
811-09253                                       Printed on Recycled Paper

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

                                                              [WELLS FARGO LOGO]
                                                                      ----------
WELLS FARGO OVERLAND EXPRESS SWEEP FUND                               PROSPECTUS
                                                                      ----------




                                             Overland Express Sweep Fund


                                                                  August 1, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                              Overland Express Sweep Fund
-------------------------------------------------------------------------------------------------
Overview                                       Objective and Principal Strategy                 4
Important summary information                  Summary of Important Risks                       6
about the Fund.                                Performance History                              7
                                               Summary of Expenses                              8
                                               Key Information                                  9

-------------------------------------------------------------------------------------------------
The Funds                                      Overland Express Sweep Fund                     10
Important information about                    Additional Strategies and
the Fund.                                       General Investment Risks                       14
                                               Organization and Management
                                                of the Fund                                    17

-------------------------------------------------------------------------------------------------
Your Investment                                Your Account                                    20
How to buy and sell Fund shares.                How to Buy Shares                              21
                                                How to Sell Shares                             21

-------------------------------------------------------------------------------------------------
Reference                                      Other Information                               22

Additional information and term                Glossary                                        23
definitions.

Overland Express Sweep Fund Overview
--------------------------------------------------------------------------------
See the individual Fund description in this Prospectus for further details. Words appearing in bold, italicized print are defined in the Glossary.

--------------------------------------------------------------------------------
FUND                  OBJECTIVE
--------------------------------------------------------------------------------
Overland Express
Sweep Fund            Seeks current income, while preserving capital and
                      liquidity.

4 Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------
We invest in a broad range of U.S. dollar-denominated, high-quality money market instruments, including repurchase agreements.

                                       Overland Express Sweep Fund Prospectus  5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund Description later in this Prospectus;

..    the "Additional Strategies and General Investment Risks" section beginning on page 14; and

..    the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Fund invests in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect the Fund's yield to the extent they affect the yield of instruments available for purchase by the Fund.

6  Overland Express Sweep Fund Prospectus

Performance History
--------------------------------------------------------------------------------

The information on this page shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual returns for one-, five-, and ten-year periods, are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

Overland Express Sweep Fund Calendar Year Returns*

[GRAPH]

'92 2.55%
'93 1.98%
'94 3.11%
'95 4.80%
'96 4.29%
'97 4.47%
'98 4.42%
'99 4.09%
'00 5.33%
'01 3.26%

Best Qtr.: Q4 `00 . 1.38%               Worst Qtr.: Q4 `01 . 0.42%

* The Fund's year-to-date performance through June 30, 2002 was 0.40%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return
for the period ended 12/31/01       1 year       5 years       10 years

Overland Express
Sweep Fund (Incept. 10/1/91)/1/      3.26%        4.31%          3.83%
iMoneyNet First Tier Retail
Money Fund Average                   3.55%        5.32%          5.41%

/1/ Performance shown for periods prior to December 15, 1997 reflects the performance of the predecessor Overland Express Funds, Inc. portfolio.

                                        Overland Express Sweep Fund Prospectus 7

Summary of Expenses
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          Overland Express Sweep
                                                                   Fund
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage
of the the Net Asset Value ("NAV") at purchase or the
NAV at redemption)                                                 None
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          Overland Express Sweep
                                                                   Fund
--------------------------------------------------------------------------------
Management Fees                                                    0.45%
Distribution (12b-1) Fees                                          0.30%
Other Expenses/1/                                                  0.50%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               1.25%
--------------------------------------------------------------------------------

/1/ Other expenses may include expenses payable to affiliates of Wells Fargo
Bank.

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                         Overland Express Sweep
                                                                   Fund
--------------------------------------------------------------------------------
 1 YEAR                                                          $   127
 3 YEARS                                                         $   397
 5 YEARS                                                         $   686
10 YEARS                                                         $ 1,511
--------------------------------------------------------------------------------

8  Overland Express Sweep Fund Prospectus

Key Information
--------------------------------------------------------------------------------

In this Prospectus "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Fund's Management"), the Fund's investment adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in the Fund:
The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies The investment objective of the Fund is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

..    what the Fund is trying to achieve; and

..    how we intend to invest your money.

--------------------------------------------------------------------------------
Permitted Investments A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

--------------------------------------------------------------------------------
Important Risk Factors Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in bold, italicized print are defined in the Glossary.

                                       Overland Express Sweep Fund Prospectus  9

Overland Express Sweep Fund
--------------------------------------------------------------------------------

      Investment Objective
      The Overland Express Sweep Fund seeks a high level of current income, while preserving capital and liquidity.

      --------------------------------------------------------------------------
      Investment Strategies
      We actively manage a portfolio consisting of a broad range of U.S. dollar-denominated, high-quality money market instruments. We may also make certain other investments including, for example, repurchase agreements.

      --------------------------------------------------------------------------
      Permitted Investments
      Under normal circumstances, we invest:

      . 100% of total assets in high-quality,short-term money market instruments.

      The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

      --------------------------------------------------------------------------
      Important Risk Factors
      The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

      You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 14. These considerations are all important to your investment choice.

10    Overland Express Sweep Fund Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Overland Express Sweep Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                   --------------------------------------
                                                   OVERLAND EXPRESS SWEEP FUND--
                                                    COMMENCED ON OCTOBER 1, 1991
                                                   --------------------------------------
                                                          March 31,            March 31,
For the period ended:                                       2002                 2001
                                                   --------------------------------------
Net asset value, beginning of period                $       1.00             $      1.00

Income from investment operations:
  Net investment income (loss)                              0.02                    0.05
  Net realized gain (loss) on investments                   0.00                    0.00

Total from investment operations                            0.02                    0.05

Less distributions:
  Dividends from net investment income                     (0.02)                  (0.05)
  Distributions from net realized gain                     (0.00)                  (0.00)

Total from distributions                                   (0.02)                  (0.05)

Net asset value, end of period                      $       1.00             $      1.00

Total return/2/                                             2.26 %                  5.35 %

Ratios/supplemental data:
  Net assets, end of period (000s)                  $  6,107,675             $ 4,924,869

Ratios to average net assets/3/:
  Ratio of expenses to average net assets                   1.25 %                  1.25 %
  Ratio of net investment income (loss) to
    average net assets                                      2.13 %                  5.21 %

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses /3/, /4/                                         1.25 %                  1.25 %

/1/ The Fund changed its fiscal year-end from December 31 to March 31.
/2/ Total returns for periods of less than one year are not annualized.
/3/ Ratios include expenses of the Cash Investment Trust Master
    Portfolio prior to December 15, 1997. Ratios shown for periods of less than one year are annualized.
/4/ During each period except the fiscal year ended March 31, 2001, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

12  Overland Express Sweep Fund Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     March 31,           March 31,          March 31,          Dec. 31,
       2000                1999               1998/1/            1997
--------------------------------------------------------------------------------
  $     1.00         $     1.00         $     1.00         $     1.00

        0.04               0.04               0.01               0.04
        0.00               0.00               0.00               0.00

        0.04               0.04               0.01               0.04

       (0.04)             (0.04)             (0.01)             (0.04)
       (0.00)             (0.00)             (0.00)             (0.00)

       (0.04)             (0.04)             (0.01)             (0.04)

  $     1.00         $     1.00         $     1.00         $     1.00

        4.32%              4.26%              1.11%              4.47%

  $3,863,612         $3,097,219         $2,594,910         $2,956,090

        1.25%              1.25%              1.25%              1.24%

        4.29%              4.16%              4.49%              4.40%

        1.29%              1.28%              1.26%              1.26%

                                    Overland Express Sweep Fund Prospectus    13

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

         Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

         Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Overland Express Sweep Fund. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

         . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

         . We cannot guarantee that the Fund will meet its investment objective. In particular, we cannot guarantee that the Fund will be able to maintain a $1.00 per share NAV.

         . We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good any such losses.

         . An investment in the Fund, by itself, does not constitute a complete investment plan.

         . The Fund may invest a portion of its assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Fund.

         What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

         Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

         Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

         Foreign Investment Risk--The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

         Interest Rate Risk--The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

14 Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

         Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase the Fund's exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

         Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

         Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

         Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

         In addition to the general risks discussed above and under the "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                                       Overland Express Sweep Fund Prospectus 15

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for the Fund. See the Statement of Additional Information for more information on these practices.

------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                     PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary purposes                      Leverage Risk
(e.g. to meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either                Interest Rate and Credit Risk
on a schedule or when an index or benchmark changes.

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies,              Foreign Investment,
foreign banks, foreign governments and other foreign entities.          Liquidity and Regulatory Risk

Illiquid Securities
A security which may not be sold or disposed of in the ordinary         Liquidity Risk
course of business within seven days at the value
determined by the Fund. Limited to 10% of net assets.

Other Mutual Funds
Investments by the Fund in shares of other mutual funds, which          Market Risk
will cause Fund shareholders to bear a pro rata portion of the other funds' expenses in addition to the expenses paid by the Fund.

Repurchase Agreements
A transaction in which the seller of a security agrees to buy back      Counter-Party Risk
a security at an agreed upon time and price, usually with interest.

16   Overland Express Sweep Fund Prospectus

Organization and Management of the Fund
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

-----------------------------------------------------------------------------------------------------------
                                             BOARD OF TRUSTEES
-----------------------------------------------------------------------------------------------------------
                                     Supervises the Fund's activities
-----------------------------------------------------------------------------------------------------------
        INVESTMENT ADVISER                                                    CUSTODIAN
-----------------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                                Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                                6th St. & Marquette, Minneapolis, MN
Manages the Fund's investment activities                         Provides safekeeping for the Fund's assets
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                          INVESTMENT SUB-ADVISER
-----------------------------------------------------------------------------------------------------------
                                   Wells Capital Management Incorporated
                                              525 Market St.
                                             San Francisco, CA
                              Responsible for day-to-day portfolio management
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                 TRANSFER                            SHAREHOLDER
     ADMINISTRATOR                                 AGENT                          SERVICING AGENTS
-----------------------------------------------------------------------------------------------------------
   Wells Fargo Funds                         Boston Financial Data                Various Agents
   Management, LLC                           Services, Inc.
   525 Market St.                            Two Heritage Dr.
   San Francisco, CA                         Quincy, MA
   Manages the                               Maintains records of                 Provide services to
   Fund's business                           shares and supervises                customers
   activities                                the payment of dividends
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-----------------------------------------------------------------------------------------------------------
                      Advise current and prospective shareholders on Fund investments
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                               SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------

                                    Overland Express Sweep Fund Prospectus    17

Organization and Management of the Fund
--------------------------------------------------------------------------------

     The Investment Adviser
     Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. As of March 31, 2002, Funds Management and its affiliates provided advisory services for over $177 billion in assets. Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     The Sub-Adviser
     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity, WCM is responsible for the day-to-day investment management activities of the Fund. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2002, WCM managed assets aggregating in excess of $110 billion.

     WCM is compensated for its services by Funds Management from the fees that Funds Management receives for its services as adviser.

     The Administrator
     Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of the Fund.

     Shareholder Servicing Plan
     We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.30% of its average daily net assets.

     The Transfer Agent
     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.

18   Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

     Distribution Plan
     We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. For these services, the Fund pays an annual fee of 0.30% of its average daily net assets.

     These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                     Overland Express Sweep Fund Prospectus   19

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

     Pricing Fund Shares
     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . We determine the NAV of the Fund's shares each business day. The Fund is open Monday through Friday, and generally is closed on federal bank holidays. We determine the NAV by subtracting the Fund's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. We determine the NAV of the Overland Express Sweep Fund at 3:00 p.m. (ET). The Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Fund each business day. Requests we receive in proper form generally are processed at 3:00 p.m. (ET) on the same day. If the markets close early, the Fund may close early and may value its shares at such earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.

     Minimum Investments
     . Fund shares have no minimum initial or subsequent purchase requirements.

20   Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

     How to Buy Shares
     You can buy Fund shares exclusively through a Shareholder Servicing Agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a Shareholder Servicing Agent and are governed in accordance with the terms of the Customer Account. Shareholder Servicing Agents automatically invest or "sweep" balances in your Customer Account into shares of the Fund, and there are no minimum initial or subsequent purchase amounts applicable to Fund shares. Please contact your Shareholder Servicing Agent for more information.

     In addition to payments received from the Fund, selling or shareholder servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

     How to Sell Shares
     Shares may be redeemed on any day your Shareholder Servicing Agent is open for business in accordance with the terms of your Customer Account agreement. Please read your account agreement with your Shareholder Servicing Agent. The Shareholder Servicing Agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your Customer Account by your Shareholder Servicing Agent. The Fund does not charge redemption fees.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We process requests to sell shares each business day. Requests we receive in proper form before 3:00 p.m. (ET) generally are processed at 3:00 p.m. (ET) on the same day.

     . Requests we receive after the above-specified time are deemed to be received and are processed the next business day at the applicable NAV.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                    Overland Express Sweep Fund Prospectus    21

Other Information
--------------------------------------------------------------------------------

     Income and Gain Distributions
     The Fund declares distributions of net investment income daily, makes such distributions monthly, and makes any capital gain distributions at least annually.

     Taxes
     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for a further discussion of federal personal income tax considerations.

     As required by the Internal Revenue Code, we will pass on to you substantially all of the Fund's net investment income and realized capital gains. Distributions from the Fund's net investment income, net short-term capital gain and income from certain other sources generally will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

     Distributions from the Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. At the end of every year, we will notify you of the federal income tax status of your distributions for the year.

     Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding.

     As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

     Request for Multiple Copies of Shareholder Documents
     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and would prefer to receive multiple copies, please call your customer account representative.

22   Overland Express Sweep Fund Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

     ACH
     Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

     Business Day
     Generally, Monday through Friday with the exception of any federal bank holiday.

     Current Income
     Earnings in the form of dividends or interest as opposed to capital growth.

     Debt Obligations
     Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

     Distributions
     Dividends and/or capital gains paid by a Fund on its shares.

     Dollar-Denominated
     Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

     Duration
     A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

     FDIC
     The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

     Illiquid Security
     A security which may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value determined by the Fund.

     Liquidity
     The ability to readily sell a security at a fair price.

     Money Market Instruments
     High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

                                    Overland Express Sweep Fund Prospectus    23

Glossary
--------------------------------------------------------------------------------

     Net Asset Value ("NAV")
     The value of a single fund share. It is determined by adding together all of the Fund assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     Preservation of Capital
     The attempt by a fund's manager to defend against drops in the NAV of fund shares in order to preserve the initial investment.

     Repurchase Agreement
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Selling Agent
     A person who has an agreement with the Fund's distributors that allows them to sell the Fund shares.

     Shareholder Servicing Agent
     Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

     Statement of Additional Information
     A document that supplements the disclosure made in the Prospectus.

     Total Return
     The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

     U.S. Government Obligations
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

24   Overland Express Sweep Fund Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at public info@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

PO13 (08/02)
ICA Reg. No.
811-09253

                                                                 [LOGO]
                                                       Printed on Recycled Paper

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                              Dated August 1, 2002

                      CALIFORNIA TAX-FREE MONEY MARKET FUND
                     CALIFORNIA TAX-FREE MONEY MARKET TRUST
                        CASH INVESTMENT MONEY MARKET FUND
                   GOVERNMENT INSTITUTIONAL MONEY MARKET FUND
                          GOVERNMENT MONEY MARKET FUND
                           MINNESOTA MONEY MARKET FUND
                                MONEY MARKET FUND
                               MONEY MARKET TRUST
                NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
                       NATIONAL TAX-FREE MONEY MARKET FUND
                      NATIONAL TAX-FREE MONEY MARKET TRUST
                           OVERLAND EXPRESS SWEEP FUND
                PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND
                       PRIME INVESTMENT MONEY MARKET FUND
                  TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
                         TREASURY PLUS MONEY MARKET FUND
                         100% TREASURY MONEY MARKET FUND

  Class A, Class B, Service Class, Single Class, Trust and Institutional Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about seventeen Funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Cash Investment Money Market Fund, Government Institutional Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Money Market Trust, National Tax-Free Institutional Money Market Fund, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Investment Institutional Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Institutional Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund. Each Fund, except the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and the Minnesota Money Market Fund, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Minnesota Money Market, National Tax-Free Money Market and Treasury Plus Money Market Funds offer Class A shares. The Money Market Fund offers Class A and Class B shares. The California Tax-Free Money Market, Government Money Market, 100% Treasury Money Market Funds offer Class A and Service Class shares. The Cash Investment Money Market, National Tax-Free Institutional Money Market and Treasury Plus Institutional Money Market Funds offer Service Class and Institutional Class shares. The Prime Investment Money Market Fund offers only Service Class shares. The Government Institutional Money Market and Prime Investment Institutional Money Market each offer only Institutional Class shares. The California Tax-Free Money Market Trust, Money Market Trust, National Tax-Free Money Market Trust and Overland Express Sweep Fund each offer a single unnamed class of shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses, also dated August 1, 2002. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended March 31, 2002, are hereby incorporated by reference to the Annual Reports. The Prospectuses and Annual Reports may be obtained without charge by calling 1-800-222-8222 or by writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Historical Fund Information ...............................................    1

Investment Policies .......................................................    4

Additional Permitted Investment Activities And Associated Risks ...........    6

Special Considerations Affecting California Municipal Obligations .........   14

Special Considerations Affecting Minnesota Municipal Obligations ..........   24

Management ................................................................   26

Performance Calculations ..................................................   44

Determination Of Net Asset Value ..........................................   50

Additional Purchase And Redemption Information ............................   52

Portfolio Transactions ....................................................   53

Fund Expenses .............................................................   55

Taxes .....................................................................   55

Capital Stock .............................................................   64

Other .....................................................................   69

Counsel ...................................................................   69

Independent Auditors ......................................................   69

Financial Information .....................................................   70

Appendix ..................................................................  A-1

                           HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds (the "Reorganization"). Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     Many of the Funds described in this SAI were created as part of the reorganization of the Stagecoach family of funds that were advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"), and the Norwest Advantage family of funds that were advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Reorganization followed the merger of the advisers' parent companies.

     The chart below shows all of the Trust's money market funds, and indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors for the Wells Fargo Funds, as applicable.

---------------------------------------------------------------------------------------------------------
                 Wells Fargo Funds                                     Predecessor Funds
---------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund                  Stagecoach California Tax-Free Money Market Fund
---------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Trust                 Stagecoach California Tax-Free Money Market Trust
---------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund                      Norwest Cash Investment Fund
---------------------------------------------------------------------------------------------------------
Government Institutional Money Market Fund             N/A
---------------------------------------------------------------------------------------------------------
Government Money Market Fund                           Norwest U.S. Government Fund
---------------------------------------------------------------------------------------------------------
Minnesota Money Market Fund                            N/A
---------------------------------------------------------------------------------------------------------
Money Market Fund                                      Stagecoach Money Market Fund
---------------------------------------------------------------------------------------------------------
Money Market Trust                                     Stagecoach Money Market Trust
---------------------------------------------------------------------------------------------------------
National Tax-Free Institutional Money Market Fund      Norwest Municipal Money Market Fund
---------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund                    Norwest Municipal Money Market Fund
---------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Trust                   Stagecoach National Tax-Free Money Market Trust
---------------------------------------------------------------------------------------------------------
Overland Express Sweep Fund                            Stagecoach Overland Express Sweep Fund
---------------------------------------------------------------------------------------------------------
Prime Investment Institutional Money Market Fund       N/A
---------------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund                     Norwest Ready Cash Investment Fund (Public
                                                          Entities Shares)
---------------------------------------------------------------------------------------------------------
Treasury Plus Institutional Money Market Fund          Stagecoach Treasury Plus Money Market Fund
---------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund                        Stagecoach Treasury Plus Money Market Fund
---------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund                        Norwest Treasury Fund
---------------------------------------------------------------------------------------------------------

     The California Tax-Free Money Market Fund commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Fund of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on January 1, 1992.

     The California Tax-Free Money Market Trust commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Trust was originally organized on May 5, 1997.

     The Cash Investment Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Prime Money Market Fund of Stagecoach and the Service Class shares of the Cash Investment Fund of Norwest. (The Administrative Class shares were merged into the Service Class at this time.) The predecessor Norwest Cash Investment Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 14, 1987 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Cash Investment Fund.

     The Government Institutional Money Market Fund commenced operations on July 31, 2001.

     The Government Money Market Fund commenced operations on November 8, 1999 as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Fund of Norwest. The predecessor Norwest U.S. Government Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 16, 1987 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest U.S. Government Fund.

     The Minnesota Money Market Fund commenced operations on August 14, 2000.

     The Money Market Fund commenced operations on November 8, 1999 as successor to the Class A shares of the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on July 1, 1992 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Money Market Fund.

     The Money Market Trust commenced operations on November 8, 1999 as successor to the Money Market Trust of Stagecoach. The Stagecoach Money Market Trust commenced operations on September 6, 1996 as successor to the Money Market Trust of Pacifica Funds Trust ("Pacifica"). The Pacifica portfolio commenced operations on October 1, 1995 as the successor to the Money Market Fund of Westcore Trust, which originally commenced operations on September 17, 1990.

     The National Tax-Free Institutional Money Market Fund commenced operations on November 8, 1999 as successor to the Institutional Class shares of the National Tax-Free Money Market Fund of Stagecoach and the Service Class shares of the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 7, 1988 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Municipal Money Market Fund.

     The National Tax-Free Money Market Fund commenced operations on November 8, 1999 as successor to the Class A shares of the National Tax-Free Money Market Fund of Stagecoach and the Class A shares of the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on

January 7, 1988 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Municipal Money Market Fund.

     The National Tax-Free Money Market Trust commenced operations on November 8, 1999 as successor to the National Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach National Tax-Free Money Market Trust was originally organized as a fund of Stagecoach and commenced operations on November 10, 1997.

     The Overland Express Sweep Fund commenced operations on November 8, 1999 as successor to an investment portfolio originally organized on October 1, 1991 as the Overland Sweep Fund (the "predecessor portfolio") of Overland Express Funds, Inc. ("Overland"), an open-end management investment company formerly advised by Wells Fargo Bank. Effective December 15, 1997, the Overland predecessor portfolio was reorganized as the predecessor Overland Express Sweep Fund of Stagecoach.

     The Prime Investment Institutional Money Market Fund commenced operations on July 31, 2001.

     The Prime Investment Money Market Fund commenced operations on November 8, 1999 as successor to the Ready Cash Investment Fund of Norwest. The predecessor Norwest Ready Cash Investment Fund was originally organized as a fund of Norwest and commenced operations on September 2, 1998.

     The Treasury Plus Institutional Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Treasury Plus Money Market Fund of Stagecoach and the Service Class shares of the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 1, 1985 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Treasury Plus Fund Money Market Fund.

     The Treasury Plus Money Market Fund commenced operations on November 8, 1999 as successor to the Class A shares of the Treasury Plus Money Market Fund of Stagecoach. The Fund originally commenced operations on October 1, 1985 as the Short-Term Government Fund of the Pacific American Funds. The Fund operated as a portfolio of Pacific American Fund through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund. On September 6, 1996, the Pacifica Treasury Money Market Fund was reorganized as the predecessor Stagecoach Treasury Money Market Fund. The word "Plus" was added to the Fund's name as of August 1, 1998.

     The 100% Treasury Money Market Fund commenced operations on November 8, 1999 as successor to the Treasury Fund of Norwest. The predecessor Norwest Treasury Fund was originally organized as a fund of Norwest and commenced operations on December 3, 1990.

                               INVESTMENT POLICIES

     Fundamental Investment Policies

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC"), or its staff); and provided further that each of the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund, the National Tax-Free Institutional Money Market Fund, the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (a) may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies; and further provided that this policy does not apply to the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and the Minnesota Money Market Fund;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     The following Funds have adopted the following fundamental policies:

     The California Tax-Free Money Market Fund and the California Tax-Free Money Market Trust each invest at least 80% of net assets plus investment borrowings, under normal circumstances, in investments exempt from federal income tax, federal alternative minimum tax, and California individual income taxes. The Minnesota Money Market Fund invests at least 80% of net assets plus investment borrowings, under normal circumstances, in investments exempt from Minnesota individual income taxes. The National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, and National Tax-Free Institutional Money Market Fund each invest at least 80% of net assets, under normal circumstances, in instruments with interest exempt from federal income tax and federal alternative minimum tax.

     Non-Fundamental Investment Policies

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Any Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the 1940 Act or in reliance on an exemptive order granting relief from Section 12(d)(1)(A) that conditions such relief on the existence of this policy, will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G).

     (2) Each Fund may not invest or hold more than 10% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (7) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

         Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:
         "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

     General

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Asset-Backed Securities

     Certain Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held by a Special Purpose Vehicle. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the assets held by the issuer, and the Fund should expect no recourse to the entity that sold the assets to the issuer. The actual maturity and realized yield may vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

     Bank Obligations

     Certain Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings banks and associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Borrowing

     The Funds may borrow money for temporary or emergency purposes, including for the purpose of meeting redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper

     The Funds may invest in commercial paper (including variable amount master demand notes, see "Floating- and Variable-Rate Obligations" below) which refers to short-term, unsecured promissory notes issued in order to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Investments by the Funds in commercial paper will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

     Dollar Roll Transactions

     Certain Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted, pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Floating- and Variable-Rate Obligations

     The Funds, except the 100% Treasury Money Market Fund, may purchase floating- and variable-rate obligations such as demand notes, bonds, and commercial paper. These obligations may have stated maturities in excess of 397 days to the extent permitted by Rule 2a-7 under the 1940 Act. They may permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days. The Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets based on standard money market rate indices or which are remarketed at current market interest rates. The issuer of such obligations may have a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

     The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     Foreign Government Securities

     Certain Funds may make investments in foreign government securities. Foreign government securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the adviser believes that the securities do not present risks inconsistent with the Fund's investment objective.

     Foreign Obligations

     Certain Funds may invest in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries.

     Investment income on and sales proceeds payable on certain foreign obligations in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
Transactions

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

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

     Funding Agreements

     Certain Funds may enter into funding agreements. Funding agreements are investment contracts with insurance companies which pay interest at a fixed, variable, or floating rate, and pay principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days' notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

     Illiquid Securities

     The Funds, the except 100% Treasury Money Market Fund, may invest in securities not registered under the Securities Act of 1933 Act, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may invest up to 10% of its net assets in illiquid securities.

     Letters of Credit

     Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which certain of the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings bank or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments.

     Money Market Instruments

     Certain of the Funds may invest in money market instruments, which consist of: (a) short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) ("U.S. Government obligations"); (b) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other short-term obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of the investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (c) commercial paper rated in one of the two highest ratings categories by a NRSRO or, if unrated, of comparable quality as determined by the adviser; (d) certain repurchase agreements; and (e) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     Municipal Bonds

     Certain Funds may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

     Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium.

     Other Investment Companies

     The Funds, except the 100% Treasury Money Market Fund, may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and
(iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Participation Interests

     Certain of the Funds may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

     Privately Issued Securities

     The Funds, except the 100% Treasury Money Market Fund, may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the investment adviser to be "illiquid" are subject to the Funds' policy of not investing or holding more than 10% of net assets in illiquid securities. The investment adviser, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

         Repurchase Agreements

         Certain Funds may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined in or under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

         Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

         Each Fund may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

         Unrated and Downgraded Investments

         The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board of Trustees has determined that disposal of the portfolio security would not be in the best interests of the Fund.

         U.S. Government and U.S. Treasury Obligations

         The Funds may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         Variable Rate and Amount Master Notes

         The Funds, except the 100% Treasury Money Market Fund, Treasury Plus Money Market Fund and Treasury Plus Institutional Money Market Fund, may invest in variable amount master demand notes, obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

         Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

         Zero Coupon Bonds

         Certain Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

         Nationally Recognized Statistical Ratings Organizations ("NRSROs")

         The ratings of Moody's, S&P, Fitch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                        SPECIAL CONSIDERATIONS AFFECTING
                        CALIFORNIA MUNICIPAL OBLIGATIONS

         Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the State, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official Statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

         The California Economy and General Information. The economy of the State of California is the largest among the 50 States and is one of the largest in the world, having components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Following a deep recession from mid-1990 through late 1993, California's economy, mirroring that of the nation, experienced an unprecedented economic boom due in large part to growth in the high-technology sector. The economy surged from 1995 through 2000, bringing record revenues to the State's General Fund. During the second half of the 1990's, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98, $1.7 billion in 1998-99, $8.2 billion in 1999-2000 and $4.1 billion in 2000-01) than were initially planned when budgets were enacted for each fiscal year. These additional funds were largely directed to school spending as mandated by Proposition 98 (described below), and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. In 1998-99 through 2000-01, new spending programs were also enacted, particularly for education, new capital outlay projects were funded from current receipts, and significant tax reductions were enacted.

         The economy of the State, however, has experienced an overall decline in fiscal year 2001-02. A decline in revenues from the personal income tax on capital gains and stock options, brought on by the weak performance of the stock market through 2001 and exacerbated by the tragic events of September 11 have directly impacted the State's economy. The impact has been particularly felt in the high technology sector centered in the Bay Area/Silicon Valley, in the construction sector, in exports and in tourism and related industries. Fuel and other energy prices have also risen sharply, affecting State and local government economies. The slowdown in the State's economy, combined with weakness in the stock market, has resulted in a dramatic decline in General Fund revenues compared to the estimates made in fiscal year 2001-02. California's fiscal year begins on July 1 and ends on June 30 of each year. On January 10, 2002, the Governor released his proposed budget for 2002-03 (the "2002 Governor's Budget"), which outlined a plan for bridging a gap between revenues and expenditures of $12.5 billion. That difference was subsequently increased to $23.6 billion in the Governor's May Revision to the 2002-03 Budget (the "2002 May Revision"), released on May 15, 2002. The change in the State's fiscal condition reflects a $9.5 billion drop in revenues and a $1.6 billion in additional expenditures. The Department of Finance has indicated that the State's budget reserve (the SFEU) which totaled $8.7 billion at June 30, 2000 totaled $6.3 billion as of June 30, 2001. The $6.3 billion figure, however, included as an asset the $6.1 billion loan to the California Department of Water Resources ("CDWR") for power purchases, of which only $116 million has been repaid to date (see "Recent Developments Regarding Energy" below). Thus, the General Fund's available cash as of June 30, 2001 may have been considerably less than the $6.3 billion figure indicated by the Department of Finance. The downturn in the State's economy, compounded by the financial burden imposed by recent developments in the energy sector, has left the finances of the State in flux. At the present time, no assurances can be made as to actual amounts available to the State of California from the General Fund or other sources.

         Bond Ratings. Three major credit rating agencies, Moody's, S&P and Fitch, assign ratings to California long-term general obligation bonds. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

         As of May 14, 2002, California general obligation bonds were assigned ratings of "A+" from S&P, "A1" from Moody's and "AA" from Fitch. S&P lowered its rating of the State's general obligation bonds from AA to A+ in April, 2001, citing the mounting and uncertain cost of the current situation surrounding electricity, as well as its likely long-term detrimental effect on the State's economy. During that same month Fitch Ratings placed the State's general obligation bonds on a negative rating watch. Moody's lowered its rating of the State's general obligation bonds from Aa2 to Aa3 in May, 2001 because of the financial risks associated with the energy crisis and trends in the broader U.S. and California economies, and to A1 in November, 2001, citing the expectation that the State's General Fund budget and liquidity position will weaken substantially over the next eighteen months, in light of weakness in the technology sector of the State's economy, greatly reduced State revenue projections and the likelihood that the State will have great difficulty reaching consensus on the necessary fiscal adjustments during its upcoming budget session. On June 28, 2001, S&P removed California's debt ratings from credit watch and affirmed the State's general obligation bond ratings. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default. These recent reductions on the State's credit rating, and any potential future reduction, could adversely affect the market value and marketability of all outstanding notes and bonds issued by the State, its agencies or its local governments and there can be no assurance that current ratings will be maintained in the future.

         State Finances. The moneys of California are segregated into the General Fund and approximately 600 Special Funds. The General Fund consists of the revenues received by the State's Treasury and not required by law to be credited to any other fund, as well as earnings from State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the State. The General Fund may be expended as the result of appropriation measures by the California Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

         The SFEU is funded by General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State's Controller to meet cash needs of the General Fund. The Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

         Fiscal Year 2001-02 Budget. The 2001-02 Governor's Budget (the "2001 Governor's Budget") estimated fiscal year 2001-02 General Fund revenues and transfers to be about $79.4 billion and proposed $82.9 billion in expenditures (which utilized a portion of the surplus expected from fiscal year 2000-01). The Governor proposes budget reserves in 2001-02 of $2.4 billion,t including $500 million for unplanned litigation costs. The May Revision to the 2001 Governor's Budget (the "2001 May Revision") disclosed a reversal of the recent General Fund financial trend, as a result of the slowdown in economic growth in the State starting in the first quarter of 2001 and, most particularly, the steep drop in stock market levels since early 2000. The 2001 Budget Act projected General Fund revenues in 2001-02 would be approximately $75.1 billion, a drop of $2.9 billion or almost 4 percent from revised 2000-01 estimates. Most of the drop was attributed to a drop in personal income tax, which reflected both slower job and wage growth and a severe decline in capital gains and stock option income.

         2001 Budget Act. On July 26, 2001, the Governor signed the 2001 Budget Act. The Governor vetoed almost $500 million in General Fund expenditures from the Budget passed by the Legislature. The spending plan for 2001-02 included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. This was accomplished without serious program cuts because a large part of the 2000 Budget Act was comprised of one-time expenditures. The spending plan utilized more than half of the $6.3 billion budget reserve as of June 30, 2001, but left a projected balance in the SFEU at June 30, 2002, of $2.6 billion. However, the decrease in State revenues combined with the energy-related expenses incurred by the State may have reduced the actual balance in the SFEU at June 30, 2002, to considerably less than the figure originally projected in the 2001 Budget Act (see Proposed Fiscal Year 2002-03 Budget below). Further, the 2001 Budget Act assumed that, during the course of the fiscal year, the $6.1 billion advanced by the General Fund to the CDWR for power purchases would be repaid with interest (see "Recent Developments Regarding Energy" below). However, as of April 30, 2002, only $116 million has been repaid. Thus, the General Fund's available cash as of June 30, 2001 may also have been considerably less than the Stated $6.3 billion.

         Subsequent Developments. A series of reports after the start of the 2001-02 fiscal year have indicated that both the national and the State economies have been in a recession starting in 2001. While the Governor's administration has reported that the California economy continued to outperform the nation as a whole, the 2002 Governor's Budget estimate of revenues for 2000-01 and 2001-02 is projected at $4.5 billion, or 11 percent below the 2001 Budget Act forecast.

         The State sold a record $5.7 billion in revenue anticipation notes ("RANs") for the 2001-02 fiscal year, to offset cash flow shortfalls during the fiscal year, as part of the State's normal, annual cash management program. The State's cash position has been adversely affected by the $6.1 billion advances made by the General Fund to pay for electricity purchases in the first half of 2001 (see "Recent Developments Regarding Energy" below). In late April, 2002, the State Controller pronounced that cash flow projections for the balance of the fiscal year, in light of weak revenues, indicated the need for the State to borrow additional moneys in the short-term note markets in order to pay the RANs when they mature on June 28, 2002. The Controller also indicated that additional cash would be needed in order to fulfill other State obligations in June, July and August 2002, given the fact that the CDWR revenue bonds will not be sold in time to replenish the General Fund by the end of June. The Controller proposed the issuance of up to $7.5 billion of "revenue anticipation warrants" in June, 2002. Revenue anticipation warrants are short-term notes that allow the State to borrow in one fiscal year and repay in a subsequent one when surplus cash becomes available. The need for any additional cash flow borrowing will likely depend on how quickly the CDWR revenue bonds are sold (see "Recent Developments Regarding Energy" below).

         In January 2002, the State Treasurer announced a plan to, among other things, have amortization of the State's long-term debt more closely approximate level annual debt service costs as compared to level annual principal, the current practice. Another element of the Treasurer's plan is the proposed issuance of refunding debt to pay selected maturities of general obligation bonds coming due in the period from February, 2002 to June, 2004. The first sale of refunding bonds took place in March, 2002, to refund maturities up to June, 2003, with additional sales potentially to occur in 2003. Refunding of the selected maturities would not involve any early redemptions or extend the final maturity of the refunding bonds beyond the final maturity of the series of bonds of which the selected maturities were a part. Such refunding bonds would enable the State to move toward level annual debt service in future years and, if fully implemented as described in the plan, would provide General Fund expenditure reductions of up to $1.9 billion over the period from February, 2002 to June, 2004.

         Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of January 1, 2002, the State had outstanding approximately $23.9 billion of long-term general obligation bonds, plus $724 million of general obligation commercial paper and $6.2 billion of lease-purchase debt supported by the State General Fund. The State also had about $13.2 billion of authorized and unissued long-term general obligation bonds and lease-purchase debt. In February and April of 2002, the State sold an aggregate $1.8 billion of general obligation bonds to repay outstanding commercial paper notes. In February, 2002 the State sold $187,705,000 of new lease purchase bonds and in March, 2002, sold $1.05 billion in general obligation refund bonds. In fiscal year 2000-01, debt service on general obligation bonds and lease purchase debt was approximately 3.8% of General Fund revenues. State voters approved $2.8 billion of new general bond authorizations on the ballot in March, 2002. At least $15 billion in new bond authorizations are expected to be on the ballot in November, 2002.

         Proposed Fiscal Year 2002-03 Budget. The 2002 Governor's Budget projected a fall-off in General Fund revenues due to the national economic recession combined with the stock market decline, which began in mid-2000. Personal income tax receipts, which include stock option and capital gains realizations, are particularly impacted by the slowing economy and stock market decline. As a result, the Administration projected a combined budget gap for 2001-02 and 2002-03 of approximately $12.5 billion. The State Controller has reported that General Fund cash receipts for the period July 1, 2001 through March 31, 2002 were about $1.4 billion below the forecast of cash receipts for such period contained in the 2002 Governor's Budget.

         The Governor released the 2002 May Revision on Tuesday, May 14. The 2002 May Revision reflects a budget gap of $23.6 billion between revenues and expenditures in the 2001-02 and 2002-03 fiscal years, the largest projected deficit in the State's history. The $23.6 billion figure represents 30 percent of the General Fund and an $11.1 billion increase from the $12.5 billion figure presented in the 2002 Governor's Budget. The increase is attributable to a $9.5 billion drop in revenues and $1.6 billion in additional costs. General Fund revenues are expected to be below the 2002 Governor's Budget by approximately $3.3 billion in 2001-02 and $0.7 billion in 2002-03.

         The Governor proposes to bridge the additional gap with program reductions totaling approximately $2.4 billion, securitizing up to $2.1 billion of the State's tobacco settlement payments, loans of $478 million, deferring up to $1.1 billion in payments to schools, restructuring $1.1 billion in

State debt payments, implementing tax conformity and compliance initiatives of up to $760 million, accelerations, transfers and shifts of up to $233 million, tax increases including deferral of net operating loss carryforwards totaling $1.2 billion, a $0.50 per pack increase in cigarette taxes totaling up to $475 million and a temporary increase in Vehicle License Fees totaling up to $1.276 billion. All of the Governor's proposals, however, are subject to approval by the State Legislature and there is no assurance that the Legislature will implement any or all of the proposed cost-cutting or revenue-generating measures.

     On June 17, 2002, the Governor requested that California State lawmakers boost the State's budget reserve to $1 billion in order to ensure the State's ability to repay an additional $7.5 billion from the sale of revenue anticipation warrants scheduled to occur in June, 2002. California lawmakers have already worked passed the Constitutional deadline of June 15 to approve a State budget.

     Future Budgets. We cannot predict what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

     Changes in California Constitutional and Other Laws. In 1978, California voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the State so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California State and municipal issuers. Article XIIIB restricts the State from spending certain appropriations in excess of an appropriation's limit imposed for each State and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the State's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed State funding of public education below the university level and the operation of the State's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

     In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the State's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced. It remains to be seen, as such, what impact these Articles will have on existing and future California security obligations.

     Beginning January 1, 1999, the State implemented a Vehicle License Fee (a personal property tax on the value of automobiles, the "VLF") offset program, lowering the VLF in successive stages if General Fund revenues met certain targets. Following a number of percentage adjustments, the offset was permanently increased to 67.5 percent beginning July 1, 2002. These offset levels are expected to reduce VLF revenues by $3.573 billion in fiscal year 2001-02, $3.726 billion in 2002-03 and $3.913 billion in 2003-04. The amount will be adjusted thereafter as vehicle sales activity changes.

     Other Information. Certain debt obligations held by the Funds may be obligations payable solely from lease payments on real or personal property leased to the State, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

     Other Considerations

     Recent Developments Regarding Energy. In 1997, the State implemented an energy deregulation program which attempted to create a competitive wholesale market for electric energy in California. Among other changes made at the retail level, the deregulation plan froze retail rates for electricity at a level and for a period considered at the time to allow the three investor-owned utilities ("IOUs") an opportunity to recover costs of deregulation. Beginning in mid-2000, due to a variety of factors, the IOUs' power purchase costs exceeded the frozen retail rates. After several months of contracting power supplies at short-term and spot market prices, the two major IOUs exhausted their cash reserves and could no longer purchase electricity in the spot market.

     On January 17, 2001, Governor Davis determined that the electricity available from the State's utilities was insufficient to prevent widespread and prolonged disruption of electric service in California, proclaimed a state of emergency to exist under the California Emergency Services Act, and directed the

CDWR to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the "Power Supply Program"). The CDWR began purchasing electricity for resale to retail end use customers, to fill the gap in supplies resulting from the inability of the IOUs to continue to purchase power, and also started to enter into long-term power supply contracts to reduce reliance on short-term and spot markets. In May, 2001, the California Public Utilities Commission ("CPUC") approved a $5.7 billion energy rate increase that has impacted approximately nine million residential, industrial and agricultural customers. On June 18, 2001 the Federal Energy Regulatory Commission ("FERC") announced that it was imposing round-the-clock price limits on electricity in eleven western states, including California. The current cap on retail rates imposed by FERC is set to expire on September 30, 2002.

     In mid-2001, in order to avoid paying short-term and spot-market prices in excess of $300 per megawatt hour (MWh), the State entered into 57 long-term contracts with approximately 22 energy providers estimated to be worth an aggregate $43 billion. The State agreed to a number of contracts with terms of up to 20 years and negotiated power prices at significantly less than the then prevailing spot market prices. However, power prices have subsequently generally fallen to less than half the contracted amount and the State has been in negotiations with various power suppliers seeking a reduction in the contract prices agreed upon last year. The State recently announced that it had renegotiated 8 deals signed with 5 power companies with savings totaling approximately $3.5 billion. The State is continuing to negotiate with the remaining power providers to reach agreement on a lesser rate.

     The Power Supply Program is expected to supply the shortfall between the amount of electricity required by customers and the amount of electricity furnished to customers by the IOUs until December 31, 2002. The Administration and the CPUC are developing plans for the provision of the shortfall after fiscal year 2002, including plans to enable the IOUs to be able to furnish the portion of the shortfall not provided by the CDWR's long-term contracts. Alternatively, it is possible that the authorization of the CDWR to provide power to retail customers will be extended by legislation or that another State agency will be authorized to develop a successor program.

     CDWR's power purchases were initially funded primarily by unsecured, interest-bearing loans from the State's General Fund ("State Loans"). CDWR is also receiving repayment from a portion of retail end use customers' payments, remitted through the IOUs, but these amounts will cover only a small portion of the power purchase costs. Effective June 26, 2001, the CDWR entered into an Interim Loan Agreement with several banks totaling $4.1 billion ("Interim Loans"), which moneys are being used since that date to fund power purchases. The Interim Loans are repayable only from end use customer payments or other debt sales, and are not an obligation of the State General Fund. As of January 31, 2002, CDWR had committed approximately $12.6 billion for power purchases, funded from $6.1 billion in net State Loans, $3.7 billion in customer payments and a net $2.7 billion from the Interim Loans ($1.4 billion of Interim Loan proceeds remain available to fund future power purchases).

     The State Loans, the Interim Loans and the balance of energy purchase costs, are intended to be funded from the issuance of up to $13.4 billion of CDWR revenue bonds authorized by legislation. Issuance of the bonds depends on adoption and final legal review of several orders by the California Public Utilities Commission ("CPUC"). In February, 2002 the CPUC adopted an order implementing CDWR's "revenue requirement" to be collected from customer rates; the procedure used by CDWR to calculate its revenue requirement was, however, challenged in a court proceeding. The CPUC also approved a "rate agreement" with the CDWR governing the imposition of consumer rates necessary to repay the bond issue and CDWR's other power purchase costs. While the CPUC had raised customer rates significantly in 2001 (average of 40%), final calculation of the CDWR's revenue requirement to repay bonds and meet its other obligations may require additional rate actions. On March 25, 2002, CPUC also approved an order retroactively effective as of September 20, 2001, eliminating the right of retail customers to contract directly with Energy Service Providers to meet energy demands.

     A final schedule for issuance of the revenue bonds will depend on review of any legal challenges to these CPUC orders. The CDWR revenue bonds will be repaid from a dedicated revenue stream derived from customer payments; they will not be backed in any way by the faith and credit or taxing power of the State. Pending issuance of the CDWR revenue bonds, CDWR projects it will have enough funds available from existing resources and customer revenues to continue its power purchases and repay its obligations. As of May 14, 2002, there was no proposed schedule of the sale. If such bonds are not prepaid, the principal of these advances will be payable in eleven quarterly installments, commencing April 30, 2002. The first of these principal payments, in the amount of $116 million, was made as scheduled on April 30, 2002.

     On April 9 and June 18, 2001, Governor Davis announced the execution of Memoranda of Understanding between the State and each of Southern California Edison ("SCE") and San Diego Gas & Electric ("SDG&E"). Pursuant to the Memoranda, the State agreed to purchase SCE's and SDG&E's electric transmission assets for approximately $2.76 billion and $1 billion, respectively, subject to certain conditions. For a variety of reasons, definitive agreements were never reached with either party and the purchase of transmission assets is not expected to occur.

     On April 6, 2001, the largest IOU, Pacific Gas & Electric Company, filed for voluntary protection under the federal Bankruptcy Code. Its bankruptcy proceeding remains unresolved. SCE also defaulted on various obligations in early 2001. In October, 2001, SCE announced the settlement of a lawsuit with the CPUC over the rates which SCE could charge its customers. Although the settlement is subject to court challenge, CPUC implemented the settlement by allowing SCE to collect rates from its customers at current levels for up to three years in order to repay its prior debts. Based on this agreement, SCE used accumulated cash receipts and proceeds of a new credit agreement to repay substantially all of its prior defaulted debts in March, 2002.

     A number of lawsuits have also been filed concerning various aspects of the energy situation. These include disputes over responsibility for electricity and natural gas purchases made by the IOUs and the California Independent System Operator, continuing contractual obligations of some small independent power generators, and antitrust and fraud claims against various parties. These actions do not seek a judgment against the State's General Fund, and in some cases, neither the State nor the CDWR is even a party to theses actions. However, adverse rulings in some of these matters may affect power costs borne by the CDWR Power Supply Program. Further, in June, 2001, the State alleged that out-of-state power generators had unlawfully over-charged California for electricity during the period May, 2000 through June, 2001, and demanded that FERC order the generators to refund $8.9 billion in over-charges to the State. The matter is still pending before FERC.

     Since the rolling blackouts experienced in 2001, the State has implemented various programs for energy conservation, load management and improved energy efficiency in government, businesses and homes. Approval for construction of new power generating facilities, especially smaller and "peaking" power facilities, has been accelerated. A number of new larger power plants are under construction and in permitting phase, and are expected to come on line in 2002-03. In addition, the State is seeking longer term power supply contracts at lower costs. The combination of these elements is expected to lower wholesale electricity costs in the future and promote the financial recovery of the IOUs.

     Natural gas prices in California are not regulated and therefore may fluctuate. One of the State's IOUs also supplies natural gas, and its credit difficulties and bankruptcy filing have impaired its ability to obtain supplies. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, much of which is fueled by natural gas.

     A number of additional plans are under consideration by the State legislature, including the authorization of State agencies to own, build or purchase power generation or transmission facilities and assist energy conservation efforts. The Governor is currently trying to negotiate State legislative approval for a proposal for the State to purchase transmission lines from the private energy providers. Plans are also being considered to assist the IOUs repay their debts incurred in purchasing power; these may include a State purchase of their transmission facilities, potentially funded with revenue bonds. A number of lawsuits are pending dealing with many aspects of the energy situation in California, including disputes over the rates which the California Public Utilities Commission ("PUC") may charge retail customers, financial responsibility for purchases of power by the IOUs, and various antitrust and fraud claims against energy suppliers. In May 2001 PUC approved a $5.7 billion energy rate increase that will impact approximately nine million residential, industrial and agricultural customers. PUC further acknowledged that more rate increases may be necessary unless federal regulators find a way to control the wholesale electricity market. Then, on June 18, 2001 the Federal Energy Regulatory Commission announced that it was imposing round-the-clock price limits on electricity in eleven western States, including California, effective immediately and September 30, 2002.

     There can be no assurance that there will not be continued and future disruptions in energy supplies or related developments that could adversely affect the State's and local governments' economies, and that could in turn affect State and local revenues.

     Seismic Activity. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

     Water Supply and Flooding. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. Throughout the late

1980's and early 1990's California experienced a prolonged drought that strained the State's water supply system. Some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured harsh impacts. On the opposite end of the spectrum, during the winter season of 1997-1998 California endured double its normal amount of rainfall and about $550 million in flood and storm damage Statewide. As with the potential risks associated with seismic activity, any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.

                             SPECIAL CONSIDERATIONS
                    AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     Constitutional State Revenue Limitations. Minnesota's constitutionally prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The State's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the State's legislature is not in session, the Governor is empowered to convene a special legislative session.

     Effect of Limitations on Ability to Pay Bonds. There are no constitutional or statutory provisions which would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     Population Trends in the State. Minnesota resident population grew from 4,085,000 in 1980 to 4,387,000 in 1990 or, at an average annual compound rate of
0.7 percent compared to the national average at an annual compound rate of 0.9 percent during this period. In 2000, Minnesota's resident population was 4,931,000, having grown at an annual compound rate equal to the U.S. as a whole of 1.2 percent. Minnesota population is currently forecast by the U.S. Department of Commerce to grow at annual rate of 0.8 percent through 2015.

     Structure of the State's Economy. Diversity and a significant natural resource base are two important characteristics of the State's economy.

     At an aggregate level of detail, the structure of the State's economy parallels the structure of the United States economy as a whole. For 2001, State employment in ten major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of the total State employment was within two percentage points of national employment share.

     Some unique characteristics of the State's economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the State's employment highly concentrated in the industrial machinery and instrument and miscellaneous categories. Of particular importance is the industrial machinery category in which 28.2 percent of the State's durable goods employment was concentrated in 2001, as compared to 18.9 percent for the United States as a whole.

     The importance of the State's resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 2001, 30.1 percent of the State's non-durable goods employment was concentrated in food and kindred industries, and 16.5 percent in paper and allied industries. This compares to 23.9 percent and 9.0 percent, respectively, for comparable sectors in the national economy. Over half of the State's acreage is devoted to agricultural purposes, and nearly one-third to forestry. Printing and publishing is also relatively more important in the State than in the U.S.

     Mining is currently a less significant factor in the State economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 thousand in 1979 to 6.0 thousand in 2001. It is not expected that mining employment will return to 1979 levels.

     Employment Growth in the State. In the period 1980 to 1990, overall employment growth in Minnesota lagged behind national growth. However, manufacturing has been a strong sector, with Minnesota employment outperforming the U.S. counterpart in both the 1980-1990 and 1990-2001 periods.

     In spite of a strong manufacturing sector, during the 1980 to 1990 period total employment in Minnesota increased 17.9 percent while increasing 20.1 percent nationally. Most of Minnesota's relatively slower growth is associated with declining agricultural employment and with the two recessions in the U.S. economy during the early 1980s and which were more sever in Minnesota than nationwide. Between 1990 and 2001, Minnesota's non-farm employment grew 25.6 percent compared with 20.9 percent nationwide.

     Performance of the State's Economy. Since 1980, State per capita personal income has been within nine percentage points of national per capita personal income. The State's per capita income has generally remained above the national average. In 2001, Minnesota per capita personal income was 108.3 percent of the national average.

     During 2000 and 2001, the State's monthly unemployment rate was generally less than the national unemployment rate, averaging 3.3 percent in 2000, as compared to the national average of 4.0 percent. In 2001, Minnesota's unemployment rate averaged 3.7 percent, as compared to the national average of
4.8 percent.

     Local Obligations. The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the State has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

     Trustees and Officers. The Board of Trustees ("Board") of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the 90 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 72.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

                            Position Held with                                            Other Public Company
                            Registrant/               Principal Occupation(s)             or Investment Company
Name, Age and Address       Length of Service/1/      During Past 5 Years                 Directorships
---------------------       --------------------      -------------------                 -------------
                                                INDEPENDENT TRUSTEES

Thomas S. Goho, 59          Trustee,                  Wake Forest University, Calloway             N/A
                            since 1987                School of Business and
                                                      Accountancy, Benson-Pruitt
                                                      Professorship since 1999,
                                                      Associate Professor of Finance
                                                      1994-1999.

Peter G. Gordon, 59         Trustee, since            Chairman, CEO and Co-Founder of              N/A
                            1998; (Lead               Crystal Geyser Water Company and
                            Trustee, since            President of Crystal Geyser
                            2001).                    Roxane Water Company.

                            Position Held with                                            Other Public Company
                            Registrant/               Principal Occupation(s)             or Investment Company
Name, Age and Address       Length of Service/1/      During Past 5 Years                 Directorships
---------------------       --------------------      -------------------                 -------------
Richard M. Leach, 69        Trustee,                  President of Richard M. Leach                N/A
                            since 1987                Associates (a financial
                                                      consulting firm).

Timothy J. Penny, 50        Trustee,                  Senior Counselor to the public               N/A
                            since 1996                relations firm of Himle-Horner
                                                      and Senior Fellow at the Humphrey
                                                      Institute, Minneapolis, Minnesota
                                                      (a public policy organization).

Donald C. Willeke, 62       Trustee,                  Principal of the law firm of                 N/A
                            since 1996                Willeke & Daniels.

                                           INTERESTED/2/ TRUSTEES

Robert C. Brown, 70         Trustee,                  Retired. Director, Federal Farm              N/A
                            since 1992                Credit Banks Funding Corporation
                                                      and Farm Credit System Financial
                                                      Assistance Corporation until
                                                      February 1999.

W. Rodney Hughes, 75        Trustee,                  Private Investor.                   Barclays Global Investor
                            since 1987                                                    Funds/Master Investment
                                                                                          Portfolio,
                                                                                          23 portfolios

J. Tucker Morse, 57         Trustee,                  Private Investor/Real Estate                 N/A
                            since 1987                Developer; Chairman of White
                                                      Point Capital, LLC.

                                                  OFFICERS

Michael J. Hogan, 43        President,                Executive Vice President of Wells            N/A
                            since 2000                Fargo Bank, N.A. since July
                                                      1999.  President of Wells Fargo
                                                      Funds Management, LLC since March
                                                      2001.  Senior Vice President of
                                                      Wells Fargo Bank, N.A. from April
                                                      1997 to July 1999.  Prior
                                                      thereto, Vice President of
                                                      American Express Financial
                                                      Advisors until April 1997.

                            Position Held with                                            Other Public Company
                            Registrant/               Principal Occupation(s)             or Investment Company
Name, Age and Address       Length of Service/1/      During Past 5 Years                 Directorships
---------------------       --------------------      -------------------                 -------------
Karla M. Rabusch, 43        Treasurer,                Senior Vice President of Wells              N/A
                            since 2000                Fargo Bank, N.A., since May
                                                      2000. Senior Vice President and
                                                      Chief Administrative Officer of
                                                      Wells Fargo Funds Management, LLC
                                                      since March 2001.  Vice President
                                                      of Wells Fargo Bank, N.A. from
                                                      December 1997 to May 2000.  Prior
                                                      thereto, Director of Managed
                                                      Assets Investment Accounting of
                                                      American Express Financial
                                                      Advisors until November 1997.

C. David Messman, 42        Secretary,                Vice President and Senior Counsel           N/A
                            since 2000                of Wells Fargo Bank, N.A. since
                                                      January 1996.  Vice President and
                                                      Secretary of Wells Fargo Funds
                                                      Management, LLC since March 2001.

________________

/1/ Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

/2/ Basis of Interestedness. Robert C. Brown and W. Rodney Hughes own securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Funds' most recently completed fiscal year. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds' most recently completed fiscal year.

         Compensation. Prior to January 1, 2002, each Trustee received an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also received a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting was held absent a full Board meeting, each attending Trustee received a $1,000 combined fee. These fees applied equally for in-person or telephonic meetings, and Trustees were reimbursed for all out-of-pocket expenses related to attending meetings.

         Effective January 1, 2002, each Trustee receives an annual retainer (payable quarterly) of $52,000 from the Fund Complex. Each Trustee also receives a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

         The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the fiscal year ended March 31, 2002, the Trustees received the following compensation:

                                  Compensation Table
                               Year Ended March 31, 2002
                               -------------------------

         Trustee                                            Compensation
         ---------------------------------------------------------------
                                 INDEPENDENT TRUSTEES
         ---------------------------------------------------------------
         Thomas S. Goho                                          $51,250
         Peter G. Gordon                                         $53,750
         Richard M. Leach                                        $51,250
         Timothy J. Penny                                        $51,250
         Donald C. Willeke                                       $51,250
         ---------------------------------------------------------------
                                  INTERESTED TRUSTEES
         ---------------------------------------------------------------
         Robert C. Brown                                         $51,000
         W. Rodney Hughes                                        $51,000
         J. Tucker Morse                                         $51,000

         Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                   Beneficial Equity Ownership in Fund Complex
                      Calendar Year Ended December 31, 2001
                      -------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                      Dollar Range of Equity Securities of the Money Market Funds of Funds Trust
Trustee


                  -----------------------------------------------------------------------------------------------------
California        California    Cash          Government     Goverment  Minnesola                    National Tax-Free
Tax-Free          Tax-Free      Investment    Institutional  Money      Money      Money     Money   Institutional
Money Market      Money Market  Money Market  Money Market   Market     Market     Market    Market  Money Market
Fund              Fund          Fund          Fund           Fund       Fund       Fund      Fund    Fund
-----------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES

-----------------------------------------------------------------------------------------------------------------------
Thomas S. Goho       A             0             0              0          0          0         0       0
-----------------------------------------------------------------------------------------------------------------------
Peter G. Gordon      0             0             0              0          0          0         0       0
-----------------------------------------------------------------------------------------------------------------------
Richard M. Leach     0             0             0              0          0          0         0       0
-----------------------------------------------------------------------------------------------------------------------
Timothy J. Penny     0             0             0              0          0          0         0       0
-----------------------------------------------------------------------------------------------------------------------
Donald C. Willeke    0             0             0              0          0          0         0       0
-----------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Robert C. Brown      0             0             0              0          0          0         0       0
-----------------------------------------------------------------------------------------------------------------------
W. Rodney Hughes     A             0             D              0          0          0         A       0
-----------------------------------------------------------------------------------------------------------------------
J. Tucker Morse      0             0             0              0          0          0         0       0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------


                  -----------------------------------------------------------------------------------------------------
                  National        National                         Prime Investment     Prime          Treasury Plus
                  Tax-Free        Tax-Free        Overland         Institutional        Investment     Institutional
                  Money Market    Money Market    Express Sweep    Money Market         Money Market   Money Market
                  Fund            Trust           Fund             Fund                 Fund           Fund
-----------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
Thomas S. Goho       0                0              0                0                    0              0
-----------------------------------------------------------------------------------------------------------------------
Peter G. Gordon      0                0              0                0                    0              0
-----------------------------------------------------------------------------------------------------------------------
Richard M. Leach     0                0              0                0                    0              0
-----------------------------------------------------------------------------------------------------------------------
Timothy J. Penny     0                0              0                0                    0              0
-----------------------------------------------------------------------------------------------------------------------
Donald C. Willeke    0                0              0                0                    0              0
-----------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Robert C. Brown       0               0              0                0                    0              0
-----------------------------------------------------------------------------------------------------------------------
W. Rodney Hughes      B               0              0                0                    0              0
-----------------------------------------------------------------------------------------------------------------------
J. Tucker Morse       D               0              0                0                    0              0
-----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------
                                                   Aggregate
                                                   Dollar Range
                                                   of Equity
                                                   Securities of
                                                   Fund Complex
                  ----------------------------------------------
                  Treasury Plus   100% Treasury
                  Money Market    Money Market
                  Fund            Fund
----------------------------------------------------------------
Thomas S. Goho       0               0                 D
----------------------------------------------------------------
Peter G. Gordon      0               0                 0
----------------------------------------------------------------
Richard M. Leach     0               0                 B
----------------------------------------------------------------
Timothy J. Penny     0               0                 A
----------------------------------------------------------------
Donald C. Willeke    0               0                 D
----------------------------------------------------------------

----------------------------------------------------------------
Robert C. Brown      0               0                 D
----------------------------------------------------------------
W. Rodney Hughes     0               0                 D
----------------------------------------------------------------
J. Tucker Morse      0               0                 D
----------------------------------------------------------------

     Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

     Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, "Advisers"), a description of the quality and nature of the services provided by the Advisers.

     Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

     The Board then reviewed statistical information regarding the performance and expenses of the Funds and was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Fund, the Board reviewed the performance information for a "Peer Group," a group of funds that was similar to the specific Fund, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad-based index. The Board also reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund's total return throughout a specific time-period. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to the Adviser for advisory and other services it provides to the Funds. The Board also reviewed information pertaining to the fee structure for each Fund and considered whether alternative fee structures (e.g. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Fund's asset levels.

     The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the primary investment adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Adviser's compliance procedures including the

Advisers' internal compliance policies relating to the respective Codes of Ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Fund shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

     In addition to the above considerations, the Board also analyzed certain factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board analyzed the degree to which the sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which the sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Funds' portfolios. The Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

     Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and
(iv) the level of profits realized by the primary investment adviser from its advisory arrangement with the Funds.

     Investment Adviser. Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds on March 1, 2001. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, that are described below. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds

Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Funds.

                                                            Annual Rate
                      Fund                         (as percentage of net assets)
                      ----                         -----------------------------

     California Tax-Free Money Market                          0.30%
     California Tax-Free Money Market Trust                    0.00%
     Cash Investment Money Market                              0.10%
     Government Institutional Money Market                     0.10%
     Government Money Market                                   0.35%
     Minnesota Money Market                                    0.30%
     Money Market                                              0.40%
     Money Market Trust                                        0.00%
     National Tax-Free Institutional Money Market              0.10%
     National Tax-Free Money Market Trust                      0.00%
     National Tax-Free Money Market                            0.25%
     Overland Express Sweep                                    0.45%
     Prime Investment Institutional Money Market               0.10%
     Prime Investment Money Market                             0.10%
     Treasury Plus Institutional Money Market                  0.10%
     Treasury Plus Money Market                                0.35%
     100% Treasury Money Market                                0.35%

     As discussed in the "Historical Information" section, the Funds, except for the Government Institutional Money Market, Minnesota Money Market and Prime Investment Institutional Money Market Funds, were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Funds Management/Wells Fargo Bank or NIM by the predecessor portfolio listed that is considered the surviving entity for accounting purposes.

                             FORMER STAGECOACH FUNDS

     For the periods indicated below, the following Funds paid to Funds Management/Wells Fargo Bank the following advisory fees and Funds
Management/Wells Fargo Bank waived the indicated amounts:

                                     Year Ended                   Year Ended                 Year Ended
                                       3/31/02                      3/31/01                    3/31/00
                                     ----------                   ----------                 ----------
     Fund                      Fees Paid    Fees Waived    Fees Paid    Fees Waived    Fees Paid    Fees Waived
     ----                      ---------    -----------    ---------    -----------    ---------    -----------
California Tax-Free Money
   Market                     $ 5,061,474   $ 3,015,758   $ 4,450,723   $ 3,012,244   $ 2,709,905   $ 7,309,075
California Tax-Free Money
   Market Trust               $         0   $         0   $         0   $         0   $         0   $ 1,656,725
Money Market                  $23,117,476   $20,750,910   $34,517,273   $28,366,122   $19,726,621   $30,308,728
Money Market Trust            $         0   $         0   $         0   $         0   $         0   $   681,177
National Tax-Free Money
   Market Trust               $         0   $         0   $         0   $         0   $         0   $   333,989
Overland Express Sweep        $25,131,904   $         0   $19,783,446   $         0   $14,323,596   $ 1,045,991
Treasury Plus Institutional
   Money Market               $   484,099   $ 1,475,130   $   230,021   $   835,429   $   628,984   $ 3,315,845
Treasury Plus Money
   Market                     $ 3,734,449   $ 2,375,595   $ 2,514,519   $ 1,927,384   $ 1,391,509   $ 3,697,134

     For the periods indicated below, the following Funds paid to Funds Management/Wells Fargo Bank or NIM, the following advisory fees and Funds Management/Wells Fargo Bank or NIM waived the indicated amounts:

                                 Year Ended                  Year Ended
                                   3/31/02                     3/31/01
                                   -------                     -------
         Fund               Fees Paid    Fees Waived    Fees Paid    Fees Waived
         ----               ---------    -----------    ---------    -----------
Cash Investment Money
   Market Fund             $ 8,849,176   $ 8,791,110   $ 5,119,521   $ 7,510,043
Government Money Market
   Fund                    $13,683,344   $ 1,521,361   $ 9,618,635   $ 1,940,811
National Tax-Free
   Institutional Money
   Market Fund             $   116,790   $ 1,366,168   $         0   $ 1,037,811
National Tax-Free Money
   Market Fund             $ 1,050,359   $   336,028   $   319,275   $   596,127
Prime Investment Money
   Market Fund             $ 1,775,127   $   100,777   $   178,052   $   759,599
100% Treasury Money
   Market Fund             $ 6,785,093   $ 2,560,224   $ 4,913,899   $ 1,653,528

                                 Year Ended                   Year Ended
                                   3/31/00                      5/31/99
                                   -------                      -------
         Fund               Fees Paid   Fees Waived     Fees Paid   Fees Waived
         ----               ---------   -----------     ---------   -----------

Cash Investment Money
   Market Fund              $  514,053   $3,790,119     $        0   $        0
Government Money Market
   Fund                     $5,895,591   $1,030,495     $3,294,691   $  532,406
National Tax-Free
   Institutional Money
   Market Fund              $  922,404   $1,124,246     $2,442,136   $1,469,730
National Tax-Free Money
   Market Fund              $1,032,106   $  760,591     $2,442,136   $1,469,730
Prime Investment Money
   Market Fund              $        0   $   35,715     $        0   $        0
100% Treasury Money
   Market Fund              $2,434,828   $1,115,606     $1,277,434   $1,050,582


                     GOVERNMENT INSTITUTIONAL MONEY MARKET,
                   MINNESOTA MONEY MARKET AND PRIME INVESTMENT
                        INSTITUTIONAL MONEY MARKET FUNDS

     For the periods indicated below, the Government Institutional Money Market, Minnesota Money Market and Prime Investment Institutional Money Market Funds paid to Funds Management/Wells Fargo Bank the following advisory fees and Funds Management/Wells Fargo Bank waived the indicated amounts:

                                         Year Ended               Year Ended
                                           3/31/02                  3/31/01
                                           -------                  -------
         Fund                        Fees Paid  Fees Waived  Fees Paid   Fees Waived
         ----                        ---------  -----------  ---------   -----------
       Government Institutional
         Money Market*               $      0     $ 22,336         N/A         N/A
       Minnesota Money Market        $309,550     $ 33,781   $ 109,790** $  42,087**
       Prime Investment
       Institutional Money Market*   $      0     $ 66,121         N/A         N/A

     ____________________
       *The amounts indicate fees paid since July 31, 2001, the Fund's commencement date.
      **The amounts indicate fees paid since August 14, 2000, the Fund's commencement date.

     General. Each Fund's Advisory Contract will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

     Investment Sub-Adviser. Funds Management has engaged Wells Capital Management Incorporated ("WCM") to serve as investment sub-adviser to the Funds. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Funds Management and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. WCM also furnishes such additional reports and information as Funds Management and the Trust's Board of Trustees and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to WCM.

     As compensation for its sub-advisory services to each Fund, except the California Tax-Free Money Market Trust, Money Market Trust and the National Tax-Free Money Market Trust, WCM is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $1 billion of each Fund's average daily net assets, and 0.04% of net assets over $1 billion. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly. WCM does not receive any fees for investment sub-advisory services provided to the three money market Trust Funds.

     Administrator. The Trust retained Funds Management (or "Administrator") as Administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement between Funds Management and the Trust, Funds Management shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's Adviser, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and
(ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's Officers and Board of Trustees. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive an annual fee of 0.15% of each Fund's average daily net assets. The Funds paid fees for Administration services as described below.

     As discussed in the "Historical Fund Information" section, most of these Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to the predecessor Administrator(s) by the predecessor portfolio listed below that is considered the surviving entity for accounting purposes.

                             FORMER STAGECOACH FUNDS

     The predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator from March 25, 1999 through the date of the Reorganization. Prior to March 25, 1999, the predecessor Stagecoach Funds had retained Wells Fargo Bank as administrator and Stephens, Inc. ("Stephens") as co-administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive monthly fees of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund.

     For the periods indicated below, the following Funds paid the following dollar amounts to Funds Management/Wells Fargo Bank and Stephens for administration and, as applicable, co-administration fees:

                                    Year Ended             Year Ended                  Year Ended
                                      3/31/02                3/31/01                     3/31/00
                                      -------                -------                     -------

                                       Funds         Wells                        Wells
    Former Stagecoach Fund          Management       Fargo        Stephens        Fargo       Stephens
    ----------------------          ----------       -----        --------        -----       --------
California Tax-Free Money
   Market                           $ 4,038,616   $   315,921   $ 3,415,563   $ 2,888,842   $   722,211
California Tax-Free Money
   Market Trust                     $   745,545   $    73,174   $   788,387   $   667,466   $   166,867
Money Market                        $16,450,645   $ 2,002,793   $21,578,480   $15,010,605   $ 3,752,651
Money Market Trust                  $ 2,099,207   $   107,278   $ 1,155,838   $   585,590   $   146,397
National Tax-Free Money
   Market Trust                     $   463,043   $    42,977   $   463,038   $   296,787   $    74,197
Overland Express Sweep              $ 8,377,301   $   560,079   $ 6,034,403   $ 4,098,557   $ 1,024,639
Treasury Plus Institutional Money
   Market                           $ 2,938,844   $   135,735   $ 1,462,441   $ 2,176,458   $   544,115
Treasury Plus Money Market          $ 2,618,590   $   161,682   $ 1,741,990   $ 2,226,191   $   556,548

                              FORMER NORWEST FUNDS

     With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. and/or Forum Administrative Services, LLC (collectively, "Forum") managed all aspects of the operation of the Funds.

     For the periods indicated below, the following Funds paid the following dollar amounts to Funds Management/Wells Fargo Bank and Forum for administration fees:

                                Year Ended         Year Ended                    Period Ended          Year Ended
                                  3/31/02            3/31/01                       3/31/00               5/31/99
                                  -------            -------                       -------               -------
Former Norwest Fund             Funds Mgmt.   Funds Mgmt.   Wells Fargo   Wells Fargo      Forum          Forum
-------------------             -----------   -----------   -----------   -----------      -----          -----
Cash Investment Money           $26,460,429   $ 1,608,972   $17,335,373   $ 6,186,475   $ 1,546,619   $ 1,385,002
   Market Fund
Government Money Market
   Fund                         $ 6,516,302   $   420,755   $ 4,533,293   $ 2,864,794   $   716,199   $   142,795
National Tax-Free
   Institutional Money Market
   Fund                         $ 2,224,438   $   132,214   $ 1,424,501   $   935,749   $   233,870   $   610,743
National Tax-Free Money
   Market Fund                  $   831,832   $    46,648   $   502,593   $   490,494   $   122,623   $   610,743
Prime Investment Money
   Market Fund                  $ 2,813,856   $   119,454   $ 1,287,022   $   591,098   $   147,774   $   641,504
100% Treasury Money
   Market Fund                  $ 4,005,136   $   239,049   $ 2,575,562   $ 1,433,530   $   358,383   $   803,340

                     GOVERNMENT INSTITUTIONAL MONEY MARKET,
                           MINNESOTA MONEY MARKET AND
                PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUNDS

         For the periods indicated below, the Government Institutional Money Market, Minnesota Money Market and Prime Investment Institutional Money Market Funds paid the following dollar amounts to Funds Management/Wells Fargo Bank for administration fees:

                                     Year Ended            Year Ended
          Fund                         3/31/02              3/31/01
          ----                       ----------          ------------
     Government Institutional         $      0               N/A
       Money Market*
     Minnesota Money Market           $171,665           $75,939**
     Prime Investment
     Institutional Money              $      0               N/A
       Market*

         ______________________
            * The amounts indicate fees paid since July 31, 2001, the Fund's commencement date.
           ** The amounts indicate fees paid since August 14, 2000, the Fund's commencement date.

         Distributor. Stephens (the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Overland Express Sweep Fund and Money Market Fund have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for the classes of shares listed below. The Plan was adopted by the Board including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

         Under the Plan and pursuant to the related Distribution Agreement, the indicated classes of shares of the following Funds pay Stephens an annual fee, based on the rate indicated below, paid monthly based on the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

                      Fund                                  Fee
                      ----                                  ---

                 Money Market Fund
                  Class B                                  0.75%

                 Overland Express Sweep Fund
                  Single Class                             0.30%

         The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD.

The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

         For the year ended March 31, 2002, the Funds paid Stephens the following fees for distribution-related services:

                                                           Printing &                        Compensation
                                                             Mailing       Underwriters           to
            Fund               Total       Advertising    Prospectuses     Compensation     Broker/Dealers         Other
            ----               -----       -----------    ------------     ------------     --------------         -----
Money Market
  Class B*                 $ 18,605,189         $0             $0               $0            $         0       $18,605,189

Overland Express Sweep     $ 16,754,603         $0             $0               $0            $16,754,603       $         0

_____________________
* Stephens has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Money Market Fund are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

         General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Funds or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Funds, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

         The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

         Wells Fargo Bank and Funds Management, interested persons (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the

Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor or their affiliates in connection with the sale of Fund shares.

         Shareholder Servicing Agent. The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing Investor Services, a Servicing Agent is entitled to a fee from each applicable Fund listed below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

                       Fund                                           Fee
                       ----                                           ---

               California Tax-Free Money Market Fund
                 Class A                                             0.25%
                 Service Class                                        N/A

               California Tax-Free Money Market Trust                 N/A

               Cash Investment Money Market Fund
                 Service Class                                       0.25%
                 Institutional Class                                  N/A

               Government Institutional Money Market Fund
                 Institutional Class                                  N/A

               Government Money Market Fund
                 Class A                                             0.25%
                 Service Class                                        N/A

               Minnesota Money Market Fund
                 Class A                                             0.25%

                   Fund                                                  Fee
                   ----                                                  ---

             Money Market Fund
               Class A                                                  0.25%
               Class B                                                  0.25%

             Money Market Trust                                          N/A

             National Tax-Free Institutional Money Market Fund
               Service Class
               Institutional Class                                      0.25%
                                                                         N/A

             National Tax-Free Money Market Fund
               Class A                                                  0.25%

             National Tax-Free Money Market Trust                        N/A

             Prime Investment Institutional Money Market Fund
               Institutional Class                                       N/A

             Prime Investment Money Market Fund
               Service Class                                            0.25%

             Overland Express Sweep Fund                                0.30%

             Treasury Plus Institutional Money Market Fund
               Service Class                                            0.25%
               Institutional Class                                       N/A

             Treasury Plus Money Market Fund
               Class A                                                  0.25%

             100% Treasury Money Market Fund
               Class A                                                  0.25%

         General. Each Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

         Each Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

         Custodian. Wells Fargo Bank MN, located at 6th & Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund.

         Fund Accountant. Forum Accounting Services, LLC ("Forum Accounting"), located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund ranging from $4,167 up to $5,000. In addition, each Fund pays a monthly fee of $1,000 per class and Forum Accounting is entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund. The Funds' contract with Forum expires on December 31, 2002.

         The Board has approved PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, to serve as the Fund Accountant for all of the Funds beginning January 1, 2003, or such later date as the Officers determine is necessary to transition services from Forum Accounting to PFPC. Management intends to transition the accounting services to PFPC in stages, and the transition is expected to be completed by the end of the first quarter of 2003. Once the transition is complete, for its services as Fund Accountant, PFPC will be entitled to receive the annual asset based Fund Complex fee listed in the chart below.

         -----------------------------------------------------------------------
         Average Fund Complex Daily Net Assets      Annual Asset Based Fees
         -----------------------------------------------------------------------
                     $0-90 billion                          0.0057%
         -----------------------------------------------------------------------
                    $90-$95 billion                         0.0047%
         -----------------------------------------------------------------------
                     **$95 billion                          0.0040%
         -----------------------------------------------------------------------

** Denotes greater than

         Each Fund's share of the annual asset based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the Funds in the complex. PFPC also will be entitled to receive an annual fee of $20,000 from each Fund. Finally, PFPC will be entitled to receive certain out-of-pocket costs.

         Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive an annual based fee from the Fund Complex.

     Underwriting Commissions. Stephens serves as the principal underwriter distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The money market Funds paid no underwriting commissions for the year ended March 31, 2002 and March 31, 2001, and for the period ended March 31, 2000.

     Securities of Regular Broker-Dealers. As of March 31, 2002, the following Funds held securities of their regular broker-dealers as indicated in the amounts shown: (i) the name of each regular broker or dealer and (ii) the dollar value of such securities of such broker or dealer held by each Fund.

        Fund                                          Broker/Dealer                Value
        ----                                          -------------                -----
  (a)   Cash Investment Money Market                  Bear Stearns & Co., Inc.     $385,054,673

  (b)   Money Market                                  J.P. Morgan Chase & Co.      $249,346,396
                                                      Bear Stearns & Co., Inc.     $140,138,479

  (c)   Money Market Trust                            Credit Suisse First Boston   $ 23,980,960
                                                      Bear Stearns & Co., Inc.     $ 54,711,976

  (d)   Overland Express Sweep                        Bear Stearns & Co.           $101,133,766
                                                      Goldman Sachs, Inc.          $ 50,000,000
                                                      Morgan Stanley Dean Witter   $ 99,849,167
                                                      J.P. Morgan Chase & Co.      $ 25,031,045
                                                      Credit Suisse First Boston   $ 49,960,333

  (e)   Prime Investment Money Market                 J.P. Morgan Chase & Co.      $ 47,053,798

  (f)   Prime Investment Institutional Money Market   J.P. Morgan Chase & Co.      $  3,003,433

     Code of Ethics. The Fund Complex, the Adviser and the Sub-Adviser each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means
(i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser and the Sub-Adviser are on public file with, and are available from, the SEC.

                            PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or class of shares in a Fund may be useful in reviewing the performance of such Fund or class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return: The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ERV. Average annual total return information is incorporated by reference to the Funds' Annual Report.

     Yield Calculations: The Funds may, from time to time, include their yields, tax-equivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)/6/ -1]
                                     -----
                                       cd
     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     Tax-Equivalent Yield: Quotations of tax-equivalent yield for a Tax-Free Fund are calculated according the following formula:

                        TAX EQUIVALENT YIELD = ( E ) + t
                                                ---
                                           1 - p

                              E = Tax-exempt yield
                              p = stated income tax rate
                              t = taxable yield

     Effective Yield: Effective yields for the Funds are based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Seven-Day Yield = [(Base Period Return +1)/365/7/]-1

                Seven-Day Yield for the Year Ended March 31, 2002

                                                                           Seven-Day
                                               Seven-Day    Seven-Day   Tax-Equivalent     Seven-Day
Fund                                            Current     Effective       Current      Tax-Equivalent
----                                             Yield        Yield          Yield           Yield
                                               ---------    ---------   --------------   --------------
California Tax-Free Money Market
    Class A                                       1.12%        1.13%          2.01%            2.03%
    Service Class                                 1.32%        1.33%          2.37%            2.39%

California Tax-Free Money Market Trust            1.30%        1.31%          2.33%            2.35%

Cash Investment Money Market
    Service Class                                 1.64%        1.66%           N/A              N/A
    Institutional Class                           1.87%        1.89%           N/A              N/A


Government Institutional Money Market
    Institutional Class                           1.79%        1.80%           N/A              N/A

Government Money Market
    Class A                                       1.29%        1.30%           N/A              N/A
    Service Class                                 1.54%        1.55%           N/A              N/A

Minnesota Money Market
    Class A                                       0.93%        0.93%          1.64%            1.64%

Money Market
    Class A                                       1.24%        1.25%           N/A              N/A
    Class B                                       0.49%        0.49%           N/A              N/A

Money Market Trust                                1.80%        1.82%           N/A              N/A

National Tax-Free Institutional Money Market
    Service Class
    Institutional Class                           1.33%        1.34%          2.17%            2.18%
                                                  1.48%        1.49%          2.41%            2.43%

National Tax-Free Money Market
    Class A                                       1.39%        1.40%          2.30%            2.31%

National Tax-Free Money Market Trust              1.39%        1.40%          2.26%            2.28%


Overland Express Sweep                            0.79%        0.79%           N/A              N/A

Prime Investment Institutional Money Market
    Institutional Class                           1.73%        1.74%           N/A              N/A

Prime Investment Money Market
    Service Class                                 1.46%        1.48%           N/A              N/A

                                                                   Seven-Day
                                           Seven-Day  Seven-Day  Tax-Equivalent    Seven-Day
                                            Current   Effective     Current     Tax-Equivalent
Fund                                         Yield      Yield        Yield          Yield
----                                        ------     -------       ------         -----
Treasury Plus Institutional Money Market
  Service Class                              1.57%      1.59%          N/A            N/A
  Institutional Class                        1.82%      1.84%          N/A            N/A

Treasury Plus Money Market
  Class A                                    1.29%      1.30%          N/A            N/A

100% Treasury Money Market
  Class A                                    1.40%      1.41%          N/A            N/A
  Service Class                              1.59%      1.60%          N/A            N/A


               Thirty-Day Yield for the Year Ended March 31, 2002

                                                                                    Thirty-Day       Thirty-Day
                                                   Thirty-Day      Thirty-Day     Tax Equivalent   Tax Equivalent
                Fund                             Current Yield   Effective Yield   Current Yield   Effective Yield
                ----                             -------------   ---------------   -------------   ---------------
California Tax-Free Money Market
  Class A                                              0.84%          0.84%             1.51%            1.51%
  Service Class                                        1.04%          1.04%             1.87%            1.87%

California Tax-Free Money Market Trust                 1.23%          1.24%             2.21%            2.23%

Cash Investment Money Market
  Service Class                                        1.60%          1.61%              N/A              N/A
  Institutional Class                                  1.83%          1.84%              N/A              N/A

Government Institutional Money Market Fund
  Institutional Class                                  1.73%          1.75%              N/A              N/A

Government Money Market
  Class A                                              1.28%          1.29%              N/A              N/A
  Service Class                                        1.53%          1.54%              N/A              N/A

Minnesota Money Market
  Class A                                              0.82%          0.83%             1.45%            1.47%

Money Market
  Class A                                              1.22%          1.22%              N/A              N/A
  Class B                                              0.47%          0.47%              N/A              N/A

Money Market Trust                                     1.77%          1.78%              N/A              N/A

National Tax-Free Institutional Money Market
  Service Class                                        1.15%          1.16%             1.87%            1.89%
  Institutional Class                                  1.30%          1.31%             2.12%            2.13%

National Tax-Free Money Market
  Class A                                              1.34%          1.35%             1.74%            1.74%

National Tax-Free Money Market Trust                   1.34%          1.35%             2.18%            2.20%

Overland Express Sweep                                 0.75%          0.75%              N/A              N/A

                                                                                  Thirty-Day       Thirty-Day
                                                 Thirty-Day     Thirty-Day      Tax Equivalent   Tax Equivalent
                    Fund                       Current Yield  Effective Yield    Current Yield   Effective Yield
                    ----                       -------------  ---------------    -------------   ---------------
Prime Investment Institutional Money Market
   Institutional Class                              1.67%          1.68%                N/A            N/A

Prime Investment Money Market
   Service Class                                    1.37%          1.38%                N/A            N/A

Treasury Plus Institutional Money Market
   Service Class                                    1.46%          1.47%                N/A            N/A
   Institutional Class                              1.71%          1.72%                N/A            N/A

Treasury Plus Money Market

   Class A                                          1.26%          1.26%                N/A            N/A

100% Treasury Money Market

   Class A                                          1.21%          1.21%                N/A            N/A
   Service Class                                    1.40%          1.41%                N/A            N/A

________________
/1/ Based on the combined state and federal income tax rate of 44.31% for the California Funds, 43.42% for the Minnesota Money Market Fund, and the federal income tax rate of 38.60% for the National Tax-Free Funds.

     From time to time and only to the extent the comparison is appropriate for a Fund or a class of shares, the Trust may quote the performance or price-earning ratio of a Fund or class in advertising and other types of literature as compared to the performance of managed or unmanaged indices, or performance data of bonds, municipal securities, or government securities or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Funds Management, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of March 31, 2002, Funds Management and its affiliates managed over $177 billion in actual fund assets.

     The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account and Money Market Checking Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value ("NAV") per share for each class of the Funds is determined as of the times listed in the chart below:

        ------------------------------------------------------------------------
                                                            NAV Calculation
        Funds                                               Time (Pacific Time)
        ------------------------------------------------------------------------
        California Tax-Free Money Market Fund                    9:00 a.m.
        ------------------------------------------------------------------------
        California Tax-Free Money Market Trust                   9:00 a.m.
        ------------------------------------------------------------------------
        Cash Investment Money Market Fund                        2:00 p.m.
        ------------------------------------------------------------------------
        Government Money Market Fund                             12:00 Noon
        ------------------------------------------------------------------------
        Government Institutional Money Market Fund               12:00 Noon
        ------------------------------------------------------------------------
        Minnesota Money Market Fund                              9:00 a.m.
        ------------------------------------------------------------------------
        Money Market Fund                                        12:00 Noon
        ------------------------------------------------------------------------
        Money Market Trust                                       12:00 Noon
        ------------------------------------------------------------------------
        National Tax-Free Institutional Money Market Fund        9:00 a.m.
        ------------------------------------------------------------------------
        National Tax-Free Money Market Fund                      11:00 a.m.
        ------------------------------------------------------------------------
        National Tax-Free Money Market Trust                     9:00 a.m.
        ------------------------------------------------------------------------
        Overland Express Sweep Fund                              12:00 Noon
        ------------------------------------------------------------------------
        Prime Investment Money Market Fund                       12:00 Noon
        ------------------------------------------------------------------------
        Prime Investment Institutional Money Market Fund         12:00 Noon
        ------------------------------------------------------------------------
        Treasury Plus Institutional Money Market Fund            2:00 p.m.
        ------------------------------------------------------------------------
        Treasury Plus Money Market Fund                          2:00 p.m.
        ------------------------------------------------------------------------
        100% Treasury Money Market Fund                          10:00 a.m.
        ------------------------------------------------------------------------

     If the markets for the instruments and securities the Funds invest in close early, the Funds may close early and may value their shares at earlier times under these circumstances. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is the intention of the Funds to maintain a per share net asset value of $1.00, but there can be no assurance that each Fund will do so.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business (a "Business Day"). The Funds are open on any day Wells Fargo Bank is open. Wells Fargo Bank is open Monday through Friday and is closed on federal bank holidays. Currently, those holidays are New Year's Day, President's Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation times described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Reduced Sales Charges for former Norwest Advantage Fund Class B Shareholders. No contingent deferred sales charge is imposed on redemptions of Money Market Fund Class B shares received in exchange for Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or
Section 403(b) custodial account or from a qualified retirement plan.

     In general Class B shares exchanged for Money Market Fund Class B shares retain their original CDSC schedule and any reduced sales charges privileges. Please refer to the prospectus for the original shares regarding applicable schedules and waivers.

     Reduced Sales Charges for Employees of the Transfer Agent. Employees of Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares of all of the Wells Fargo Funds at NAV.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, each Fund's Sub-Adviser is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank, N.A. is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board.

     In placing orders for portfolio securities of a Fund, a Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds. For the fiscal year ended March 31, 2002, the Fund did not engage in any directed brokerage transactions because of research services for the Trust's Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences.

     Brokerage Commissions. For the fiscal year ended March 31, 2002, the Funds did not pay any brokerage commissions.

                                  FUND EXPENSES

     Funds Management is contractually obligated, subject to certain conditions, to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management has committed to maintain current net operating expense ratios for the Funds in this SAI through July 31, 2003. Actual reimbursements and waivers have a positive effect on performance information. For the year ended March 31, 2002, Funds Management and Wells Fargo Bank waived a portion of each Fund's expenses. Expense waiver information is included in the Funds' Statements of Operations listed in their Annual Report.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund's assets. General expenses of the Trust are allocated among all of the funds of the Trust, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                                      TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal and certain state income tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes and, as applicable, certain California and Minnesota taxes.

     Federal income tax information contained in this SAI is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. A shareholder's tax treatment may vary depending upon his or her particular situation. Except as otherwise noted, a shareholder may be subject to special rules not discussed below if he or she is a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a holder of Fund shares through a tax-advantaged account, such as a 401(k) Plan Account or an Individual Retirement Account ("IRA"); a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Fund shares as a capital asset or a shareholder subject to the federal alternative minimum tax.

     The foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences to them of an investment in a Fund, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

     General. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its ordinary income and net short-term capital gain, and (b) net tax-exempt income earned in each taxable year. As long as a Fund distributes its investment company taxable income and net capital gain to its shareholders, the Fund generally will not be subject to federal income taxation on such income and gain. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain.

     Each Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carryover is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

         Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it does not meet certain minimum distribution requirements with respect to such income and gains by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that the Funds will not be subject to the excise tax.

         Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

         If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

         Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

         Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to

"mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

         If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

         The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

         In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

         Taxation of Distributions. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. Only amounts paid out of earnings and profits qualify as taxable distributions. Accordingly, if during a taxable year a Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the Fund's distributions during the year which equal the year's earnings and profits will be deemed to have constituted taxable distributions. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain.

         Distributions that are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

         Some states grant tax-free status to distributions to individual shareholders attributable to a Fund's interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the fund. Investments in Government

National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax -free treatment. This exemption may not apply to corporate shareholders.

         Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption or otherwise, or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed to be received in the case of an exchange) and his or her tax basis in the shares, and long-term capital gain or loss if he or she has held such Fund shares for greater than one year at the time of the sale or exchange. As long as a Fund maintains a net asset value of $1.00 per share, a shareholder generally will not realize a taxable gain or loss on the sale or exchange of Fund shares.

         If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

         If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. These loss disallowance rules does not apply to losses realized under a periodic redemption plan.

         Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the Internal Revenue Service (the "IRS") pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

         Federal Income Tax Rates. As of the printing of this SAI, the maximum individual federal income tax rate applicable to ordinary income is 38.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A special, lower maximum rate of 18% on net capital gain is available to individuals to the extent the gain is derived from investments held for more than five years. (An even lower rate applies to individuals in some lower federal income tax brackets.) However, the 18% rate only applies to assets acquired after December 31, 2000, unless an election is made to treat certain assets held on January 1, 2001, as having been sold and then reacquired on the same date. If the election is made, the asset will be deemed to be sold at its fair market value and any gain, but not loss, will be recognized. The 18% rate will apply to capital gain distributions by a Fund to the extent that the gain is derived from the disposition of a portfolio investment acquired by the Fund after December 31, 2000 and was held for more than five years at the time of disposition. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

         Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 30% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on his or her federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Under the Economic Growth and Tax Relief Recovery Act, the rate of backup withholding is set to decrease in future years.

         Tax-Deferred Plans. The shares of some of the Funds are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account. Shares of the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Minnesota Money Market Fund, National Tax-Free Institutional Money Market Fund, National Tax-Free Money Market Fund and National Tax-Free Money Market Trust (together, the "Tax-Free Funds") are not be suitable investments for tax-deferred plans and tax-exempt investors.

         Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation (each, a "foreign shareholder") generally will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons generally will apply. Special rules apply to foreign partnerships. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

         Additional Considerations for the Tax-Free Funds. If at least 50% of the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest distributions." The Tax-Free Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

         Distributions of capital gains or income not attributable to interest on a Tax-Free Fund's tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

         Not later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Free Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

         In addition, certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating federal alternative minimum tax ("AMT"). Tax preference items include tax-exempt interest on "private activity bonds." To the extent that a Tax-Free Fund invests in private activity bonds, its shareholders will be required to report that portion of a Tax-Free Fund's distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their federal AMT. In addition, Exempt-interest distributions paid by a Tax-Free Fund to a corporate shareholder is included in the shareholder's "adjusted current earnings" as part of its federal AMT calculation. As of the printing of this SAI, individuals are subject to federal AMT at a maximum rate of 28% and corporations are subject to federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

         Additional Considerations for the California Tax-Free Money Market Fund and California Tax-Free Money Market Trust. If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax ("California exempt-interest distributions"). For this purpose, California

Exempt Securities generally are limited to California municipal securities and certain U.S. government and U.S. possession obligations. The California Tax-Free Money Market Fund and California Tax-Free Money Market Trust ("California Tax-Free Funds") intend to qualify under the above requirements so that they can pay California exempt-interest distributions.

         Within sixty days after the close of its taxable year, each California Tax-Free Fund will notify its shareholders of the portion of the distributions made the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by a California Tax-Free Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state individual income tax law.

         In cases where a shareholder of a California Tax-Free Fund is a "substantial user" or "related person" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisors to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California state individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to "substantial users" are applicable for California state income tax purposes. Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of a California Tax-Free Fund is not deductible for California state personal income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for taxable year.

         The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Tax-Free Funds and their shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the California Tax-Free Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Further, it should be noted that the portion of any California Tax-Free Fund distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Tax-Free Funds, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the California Tax-Free Funds' distributions and as to their own California state tax situation, in general.

         Additional Considerations for the Minnesota Money Market Fund. Shareholders of the Fund who are individuals, estates, or trusts and who are subject to the regular Minnesota individual income tax will not be subject to such regular Minnesota tax on Fund distributions to the extent that such distributions qualify as exempt-interest distributions under Section 852(b)(5) of the Code which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest distributions from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest distributions that are paid by the Fund. If the 95% test is not met, all exempt-interest distributions that are paid by the Fund generally will be subject to the regular Minnesota individual income tax. Even if the 95% test is met, to the extent that exempt-interest distributions that are paid by the Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such distributions generally will be subject to the regular Minnesota individual income tax. Other distributions of the Fund, including distributions from net short-term and long-term capital gains, generally are not exempt from the regular Minnesota individual income tax.

         State legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest distributions that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest distributions unlawfully discriminates against interstate commerce because interest income on obligations, is so included. This provision applies to taxable years that begun during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

         Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund distributions, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Minnesota Fund who are individuals, estates, or trusts.

         Fund distributions, including exempt-interest distributions, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. Fund distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

         Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. The Code provides that interest on specified private activity bonds is a federal tax preference item, and that an exempt-interest distribution of a regulated investment company constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest distributions that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition the entire portion of exempt-interest distributions that is received by such shareholders and that is derived from sources other than the Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax. Further, should the 95% test that is described above fail to be met, all of the exempt-interest distributions that are paid by the Fund, including all of those that are derived from the

Minnesota Sources described above, generally will be subject to the Minnesota alternative minimum tax, in the case of shareholders of the Fund who are individuals, estates or trusts.

                                  CAPITAL STOCK

         The Funds are seventeen of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

         Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

         With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

         As used in the Prospectuses and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

         Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust.

         The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

         Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of July 5, 2002, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of each Fund or 5% or more of the voting securities of each Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                                  5% OWNERSHIP
                               AS OF JULY 5, 2002

                                                        Name and               Type of      Percentage
                        Fund                            Address               Ownership      of Fund
                        ----                            -------               ---------      -------
               CALIFORNIA TAX-FREE
               MONEY MARKET FUND

                  Class A                 WELLS FARGO SERVICE COMPANY          Record         68.81%
                                          FBO Sweep Funds CA TF
                                          Retail Sweep Operations
                                          3401 N. 4/th/ Avenue, #N9777-131
                                          Sioux Falls, SD 51104-0783

                  Service Class           N/A                                     N/A           N/A

               CALIFORNIA TAX-FREE
               MONEY MARKET TRUST

                  Single Class

                                          NORWEST BANK MINNESOTA, N.A.         Record         96.59%
                                          Attn: Cash Sweep Dept.
                                          MAC:  N9303-111
                                          608 2nd Avenue S.
                                          Minneapolis, MN 55479-0001
               CASH INVESTMENT
               MONEY MARKET FUND

                  Service Class           NORWEST BANK MINNESOTA, N.A.         Record         30.98%
                                          Attn: Cash Sweep Dept.
                                          MAC: N9303-111
                                          608 2nd Avenue S.
                                          Minneapolis, MN 55479-0001

                  Institutional Class     NORWEST BANK MINNESOTA, N.A.         Record         44.33%
                                          Attn: Cash Sweep Dept.
                                          MAC: N9303-111
                                          608 2nd Avenue S.
                                          Minneapolis, MN 55479-0001

                                   Name and                         Type of   Percentage
       Fund                         Address                        Ownership    of Fund
       ----                         -------                        ---------  ----------
GOVERNMENT
INSTITUTIONAL MONEY
MARKET FUND

   Institutional Class     N/A                                       N/A         N/A


GOVERNMENT
MONEY MARKET
FUND

   Class A                 NORWEST BANK MINNESOTA, N.A.             Record      37.41%
                           Attn: Cash Sweep Dept.
                           MAC: N9303-111
                           608 2nd Avenue S.
                           Minneapolis, MN 55479-0001

                           NORWEST INVESTMENT SERVICES              Record      58.83%
                           c/o Alex O'Connor
                           608 2nd Avenue S. 8th FL MS 0130
                           Minneapolis, MN 55402-1916


   Service Class           NORWEST BANK MINNESOTA, N.A.             Record      77.21%
                           Attn: Cash Sweep Dept.
                           MAC: N9303-111
                           608 2nd Avenue S.
                           Minneapolis, MN 55479-0001


MINNESOTA
MONEY MARKET
FUND

   Class A                 NORWEST INVESTMENT SERVICES              Record      94.91%
                           c/o Alex O'Connor
                           608 2nd Avenue S. 8th Floor MS 0130
                           Minneapolis, MN 55402-1916


MONEY MARKET
FUND

   Class A                 NORWEST INVESTMENT SERVICES              Record      47.56%
                           c/o Alex O'Connor
                           608 2nd Avenue S. 8th Floor MS 0130
                           Minneapolis, MN 55402-1916

                           WELLS FARGO SERVICE CO.                  Record      45.69%
                           FBO SWEEP FUNDS FA
                           RETAIL SWEEP OPERATIONS
                           3401 N. 4th Avenue, #N9777-131
                           Sioux Falls, SD 57104-0783


   Class B                 WELLS FARGO SERVICE CO.                  Record      98.19%
                           FBO SWEEP FUNDS FB
                           RETAIL SWEEP OPERATIONS
                           3401 N. 4th Avenue, #N9777-131
                           Sioux Falls, SD 57104-0783

                                    Name and                           Type of       Percentage
       Fund                          Address                          Ownership       of Fund
       ----                          -------                          ---------      ----------
MONEY MARKET TRUST

   Single Class            NORWEST BANK MINNESOTA, N.A.                 Record         99.93%
                           Attn: Cash Sweep Dept.
                           MAC: N9303-111
                           608 2nd Avenue S.
                           Minneapolis, MN 55479-0001

NATIONAL TAX-FREE
INSTITUTIONAL MONEY
MARKET FUND

   Service Class           NORWEST BANK MINNESOTA, N.A.                 Record         47.76%
                           Attn: Cash Sweep Dept.
                           MAC: N9303-111
                           608 2nd Avenue S.
                           Minneapolis, MN 55479-0001

   Institutional Class     NORWEST BANK MINNESOTA, N.A.                 Record         44.86%
                           Attn: Cash Sweep Dept.
                           MAC: N9303-111
                           608 2nd Avenue S.
                           Minneapolis, MN 55479-0001

                           HARE & CO.                                   Record         29.22%
                           Bank of New York
                           One Wall Street 2nd Floor
                           Attn: STIF/MASTER NOTE
                           New York, NY 10005-2501
NATIONAL TAX-FREE
MONEY MARKET FUND

   Class A                 NORWEST INVESTMENT SERVICES                  Record         35.98%
                           c/o Alex O'Connor
                           608 2nd Avenue S. 8th Floor MS 0130
                           Minneapolis, MN 55402-1916


                           WELLS FARGO SERVICE COMPANY                  Record         56.27%
                           FBO SWEEP FUNDS NTF
                           Retail Sweep Operations
                           3401 N 4th Avenue #N9777-131
                           Sioux Falls, SD 57104-0783

NATIONAL TAX-FREE          NORWEST BANK MINNESOTA, N.A.                 Record         99.14%
MONEY MARKET TRUST         Attn: Cash Sweep Dept.
                           MAC: N9303-111
                           608 2nd Avenue S.
   Single Class            Minneapolis, MN 55479-0001


OVERLAND EXPRESS           WELLS FARGO BANK                             Record         61.80%
SWEEP FUND                 MAC #A0247-010
                           Sweep Dept Operations
                           3440 Walnut Avenue Bldg B
   Single Class            Freemont, CA 94538-2210

       Fund                   Name and Address                 Type of Ownership     Precentage of Fund
       ----                   ----------------                 -----------------     ------------------
                           WELLS FARGO BANK                          Record               38.20%
                           MAC #A0247-010
                           Sweep Dept Operations
                           3440 Walnut Avenue Bldg B
                           Freemont, CA  94538-2210

PRIME INVESTMENT
INSTITUTIONAL MONEY
MARKET FUND

  Institutional Class      N/A                                        N/A                  N/A

PRIME INVESTMENT
MONEY MARKET FUND

   Service Class           NORWEST BANK MINNESOTA, N.A.              Record               84.52%
                           Attn:  Cash Sweep Dept.
                           MAC:  N9303-111
                           608 2nd Avenue S.
                           Minneapolis, MN  55479-1000

TREASURY PLUS
INSTITUTIONAL MONEY
MARKET FUND

   Service Class           NORWEST BANK MINNESOTA, N.A.              Record               73.79%
                           Attn:  Cash Sweep Dept.
                           MAC:  N9303-111
                           608 2nd Avenue S.
                           Minneapolis, MN  55479-0001

   Institutional Class     NORWEST BANK MINNESOTA, N.A.              Record               36.13%
                           Attn:  Cash Sweep Dept.
                           MAC:  N9303-111
                           608 2nd Avenue S.
                           Minneapolis, MN  55479

                           WELLS FARGO BANK                          Record               41.91%
                           Attn:  CCMA Investment Sweep
                           1300 S W Fifth Avenue
                           Portland, OR  97201-5667

TREASURY PLUS MONEY
MARKET FUND

   Class A                 HARE & CO.                                Record               40.93%
                           BANK OF NEW YORK
                           1 Wall Street - 2nd Floor
                           New York, NY 10005-2501

                                    Name and                           Type of        Percentage
      Fund                          Address                           Ownership        of Fund
      ----                          -------                           ---------        -------
                           WELLS FARGO BANK                             Record         36.02%
                           MAC # A0247-010
                           Sweep Dept Operations
                           3440 Walnut Avenue Bldg. B
                           Fremont, CA 94538-2210

100% TREASURY MONEY
MARKET FUND

   Class A                 NORWEST INVESTMENT SERVICES                  Record         97.85%
                           c/o Alex O'Connor
                           608 2nd Avenue S. 8/th/ FL MS 0130
                           Minneapolis, MN 55402-1916

                           NORWEST BANK MINNESOTA, N.A.                 Record         74.84%
                           Attn: Cash Sweep Dept.
   Service Class           MAC: N9303-111
                           608 2nd Avenue S.
                           Minneapolis, MN 55479-0001




         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER

         The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL

         Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                              INDEPENDENT AUDITORS

         KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit and tax services, and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                              FINANCIAL INFORMATION

         The portfolios of investments, financial statements, financial highlights and independent auditor's report for the Funds for the year or period ended March 31, 2002 are hereby incorporated by reference to the Funds' Annual Reports.

                                    APPENDIX

         The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

         Corporate Bonds

         S&P

         S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

             AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

             AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

             A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

             BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

             BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

             B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

             CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

             Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

             C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

             D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

         Moody's

         Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

             Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

             A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

             Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

             C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

         Short-Term Issue Credit Ratings (including Commercial Paper)

             S&P:

             A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

             A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

             A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

             B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

             C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

             D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

             Moody's:

             Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

             Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

             Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

             Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23.      Exhibits.

      Exhibit
      Number                                   Description

      (a)                  -    Amended and Restated Declaration of Trust,
                                incorporated by reference to Post-Effective
                                Amendment No. 8, filed December 17, 1999.

      (b)                  -    Not Applicable.

      (c)                  -    Not Applicable.

      (d)(1)(i)            -    Investment Advisory Agreement with Wells Fargo
                                Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1,
                                2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November
                                1, 2001.

            (ii)           -    Amended and Restated Fee and Expense Agreement
                                between Wells Fargo Funds Trust and Wells Fargo
                                Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed
                                February 8, 2002.

         (2)(i)            -    Investment Sub-Advisory Agreement with Barclays
                                Global Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June
                                15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 37, filed June
                                13, 2002.

            (ii)           -    Investment Sub-Advisory Agreement with Galliard
                                Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A and Appendix A, incorporated by reference to Post-Effective
                                Amendment No. 29, filed November 1, 2001.

             (iii)         -    Investment Sub-Advisory Agreement with Peregrine
                                Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A and Schedule A, incorporated by reference to Post-Effective
                                Amendment No. 32, filed February 8, 2002.

             (iv)          -    Investment Sub-Advisory Agreement with Schroder
                                Investment Management North America Inc., incorporated by reference to Post-Effective
                                Amendment No. 20, filed May 1, 2001.

             (v)           -    Investment Sub-Advisory Agreement with Smith
                                Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

             (vi)          -    Investment Sub-Advisory Agreement with Wells
                                Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix A, Schedule A, and
                                Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 37, filed June 13, 2002.

             (vii)         -    Investment Sub-Advisory Agreement with Dresdner
                                RCM Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002.

             (viii)        -    Investment Sub-Advisory Agreement with Golden
                                Capital Management, LLC, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001.

             (ix)          -    Investment Sub-Advisory Agreement with Cadence
                                Capital Management, incorporated by reference to Post-Effective Amendment No. 26, filed September
                                12, 2001.

      (e)                  -    Distribution Agreement along with Form of
                                Selling Agreement, incorporated by reference to Post-Effective Amendment No. 16, filed October
                                30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed
                                November 1, 2001.

      (f)                  -    Not Applicable.

      (g)(1)               -    Not Applicable.

          (2)              -    Custody Agreement with Wells Fargo Bank
                                Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October
                                30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 32, filed
                                February 8, 2002.

             (i)           -    Delegation Agreement (17f-5) with Wells Fargo
                                Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed
                                October 30, 2000; Exhibit A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

          (3)              -    Securities Lending Agreement by and among Wells
                                Fargo Funds Trust, Wells Fargo Funds Management,
                                LLC and Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective
                                Amendment No. 22, filed June 15, 2001; Exhibit
                                A, incorporated by reference to Post-Effective
                                Amendment No. 37 filed, June 13, 2002.

          (4)              -    Custody and Fund Accounting Agreement with State
                                Street Bank and Trust Co., incorporated by reference to Post-Effective Amendment No. 37, filed June 13, 2002.

       (h)(1)              -    Administration Agreement with Wells Fargo Funds
                                Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1,
                                2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November
                                1, 2001.

          (2)              -    Fund Accounting Agreement with Forum Accounting
                                Services, LLC, incorporated by reference to Post-Effective Amendment No. 9, filed February
                                1, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 39, filed July
                                1, 2002; Appendix C, incorporated by reference to Post-Effective Amendment No. 32, filed
                                February 8, 2002.

          (3)              -    Transfer Agency and Service Agreement with
                                Boston Financial Data Services, Inc.,
                                incorporated by reference to Post-Effective
                                Amendment No. 16, filed October 30, 2000;
                                Schedule A, incorporated by reference to Post-Effective Amendment No. 39, filed July 1,
                                2002.

        (4)       -    Shareholder Servicing Plan, incorporated by reference to
                       Post-Effective Amendment No. 16, filed October 30, 2000;
                       Appendix A incorporated by reference to Post-Effective
                       Amendment No. 29, filed November 1, 2001.

        (5)       -    Shareholder Servicing Agreement, incorporated by
                       reference to Post-Effective Amendment No. 8, filed
                       December 17, 1999.


     (i)          -    Legal Opinion, filed herewith.

     (j)(A)       -    Consent of Independent Auditors, filed herewith.

     (j)(1)       -    Power of Attorney, Robert C. Brown, incorporated by
                       reference to Post-Effective Amendment No. 34, filed
                       February 25, 2002.

        (2)       -    Not Applicable.

        (3)       -    Not Applicable.

        (4)       -    Power of Attorney, Thomas S. Goho, incorporated by
                       reference to Post-Effective Amendment No. 34, filed
                       February 25, 2002.

        (5)       -    Power of Attorney, Peter G. Gordon, incorporated by
                       reference to Post-Effective Amendment No. 34, filed
                       February 25, 2002.

        (6)       -    Power of Attorney, W. Rodney Hughes, incorporated by
                       reference to Post-Effective Amendment No. 34, filed
                       February 25, 2002.

        (7)       -    Power of Attorney, Richard M. Leach, incorporated by
                       reference to Post-Effective Amendment No. 34, filed
                       February 25, 2002.

        (8)       -    Power of Attorney, J. Tucker Morse, incorporated by
                       reference to Post-Effective Amendment No. 34, filed
                       February 25, 2002.

        (9)       -    Power of Attorney, Timothy J. Penny, incorporated by
                       reference to Post-Effective Amendment No. 34, filed
                       February 25, 2002.

       (10)       -    Power of Attorney, Donald C. Willeke, incorporated by
                       reference to Post-Effective Amendment No. 34, filed
                       February 25, 2002.

       (11)       -    Power of Attorney, Michael J. Hogan, incorporated by
                       reference to Post-Effective Amendment No. 34, filed
                       February 25, 2002.

       (12)       -    Power of Attorney, Karla M. Rabusch, incorporated by
                       reference to Post-Effective Amendment No. 34, filed
                       February 25, 2002.

     (k)          -    Not Applicable.

     (l)          -    Not Applicable.

     (m)          -    Rule 12b-1 Plan, incorporated by reference to
                       Post-Effective Amendment No. 23, filed July 1, 2001;
                       Appendix A, incorporated by reference to Post-Effective
                       Amendment No. 29, filed November 1, 2001 (see Exhibit (e) above for related Distribution Agreement).

     (n)          -    Rule 18f-3 Plan, incorporated by reference to
                       Post-Effective Amendment No. 23, filed July 1, 2001;
                       Appendix A, incorporated by reference to Post-Effective
                       Amendment No. 29, filed November 1, 2001.

     (o)          -    Not Applicable.

     (p)(1)       -    Joint Code of Ethics for Funds Trust, Core Trust and
                       Variable Trust, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

        (2)       -    Wells Fargo Funds Management, LLC Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No.
                       20, filed May 1, 2001.

        (3)       -    Barclays Global Investors, N.A. Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No.
                       20, filed May 1, 2001.

        (4)       -    Dresdner RCM Global Investors, LLC Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No.
                       15, filed October 2, 2000.

        (5)       -    Galliard Capital Management, Inc. Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No.
                       15, filed October 2, 2000.

        (6)       -    Peregrine Capital Management, Inc. Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No.
                       15, filed October 2, 2000.

        (7)       -    Schroder Investment Management North America Inc. Code of
                       Ethics, incorporated by reference to Post-Effective
                       Amendment No. 15, filed October 2, 2000.

        (8)       -    Smith Asset Management Group, L.P. Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No.
                       15, filed October 2, 2000.

        (9)       -    Wells Capital Management Incorporated Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No.
                       15, filed October 2, 2000.

       (10)       -    Cadence Capital Management Code of Ethics, incorporated
                       by reference to Post-Effective Amendment No. 22, filed
                       June 15, 2001.

       (11)       -    Golden Capital Management LLC Code of Ethics,
                       incorporated by reference to Post-Effective Amendment No.
                       32, filed February 8, 2002.

Item 24. Persons Controlled by or Under Common Control with the Fund.

         Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.

         Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.

         (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the

Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

         To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

     (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as a sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of this Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (c) Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of WCM in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of WCM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly-owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (i) Cadence Capital Management ("Cadence") serves as sub-adviser to the core portfolio in which the Large Cap Appreciation Fund invests. The descriptions of Cadence in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (j) Golden Capital Management, LLC ("Golden") serves as sub-adviser for the OTC Growth Fund. Golden is entitled to receive fees at the same annual rates as were applicable under the sub-advisory contract with Smith. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (k) Boston Partners Asset Management, L.P. ("Boston Partners") is expected to serve as sub-adviser to the portfolio in which the Large Cap Value Fund is expected to invest upon the Fund's and the portfolio's commencement of operations later this year. The descriptions of Boston Partners in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Boston Partners is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         (l) Sutter Advisors LLC ("Sutter") is expected to serve as the sub-adviser to the High Yield Bond Fund upon the Fund's commencement of operations later this year. The descriptions of Sutter in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sutter is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27. Principal Underwriters.

         (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 501-15510).

         (c) Not Applicable.

Item 28. Location of Accounts and Records.

         (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

         (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

         (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

         (d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation and Index Allocation Funds) at 45 Fremont Street, San Francisco, California 94105.

         (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

         (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

         (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

         (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

         (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

         (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

         (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

         (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

         (m) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

         (n) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at Five Resource Square, 10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262.

         (o) Boston Partners Asset Management, L.P. will maintain all Records relating to its services as investment sub-adviser at 28 State Street, 20/th/ Floor, Boston, Massachusetts 02109.

         (p) Sutter Advisors LLC will maintain all Records relating to its services as investment sub-adviser at 550 California Street, San Francisco, CA 94104.

Item 29. Management Services.

         Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 1st day of August, 2002.

                                WELLS FARGO FUNDS TRUST


                                     By: /s/ Christopher R. Bellonzi
                                         ---------------------------------------
                                         Christopher R. Bellonzi
                                         Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                    Title                  Date
---------                                    -----                  ----

                *                            Trustee
-----------------------------------
Robert C. Brown

                *                            Trustee
-----------------------------------
Thomas S. Goho

                *                            Trustee
-----------------------------------
Peter G. Gordon

                *                            Trustee
-----------------------------------
W. Rodney Hughes

                *                            Trustee
-----------------------------------
Richard M. Leach

                *                            Trustee
-----------------------------------
J. Tucker Morse

                *                            Trustee
-----------------------------------
Timothy J. Penny

                *                            Trustee
-----------------------------------
Donald C. Willeke                                                   8/1/2002

*By:  /s/ Christopher R. Bellonzi
      -----------------------------------
       Christopher R. Bellonzi
       As Attorney-in-Fact
       August 1, 2002

                             WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                  EXHIBIT INDEX

Exhibit Number                 Description

EX-99.B(i)          Opinion and Consent of Counsel

EX-99.B(j)(A)       Consent of Independent Auditors